UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-214

SENTINEL GROUP FUNDS, INC.
(Exact name of registrant as specified in charter)

National Life Drive, Montpelier, Vermont		05604
(Address of principal executive offices)		(Zip code)

Sentinel Asset Management, Inc. National Life Drive, Montpelier, Vermont 05604
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(802) 229-3113

Date of fiscal year end:	November 30, 2014

Date of reporting period:	December 1, 2013 to May 31, 2014

Semi-Annual Report &

Privacy Notice To Our Customers

May 31, 2014

Sentinel Capital Growth Fund

Sentinel Common Stock Fund

Sentinel Growth Leaders Fund

Sentinel Mid Cap Fund

Sentinel Small Company Fund

Sentinel Sustainable Core Opportunities Fund

Sentinel Sustainable Mid Cap Opportunities Fund

Sentinel Balanced Fund

Sentinel Conservative Strategies Fund

Sentinel International Equity Fund

Sentinel Georgia Municipal Bond Fund

Sentinel Government Securities Fund

Sentinel Low Duration Bond Fund

Sentinel Total Return Bond Fund

A Standard of Stewardship www.sentinelinvestments.com

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Table of Contents

4	Message to Shareholders

5	Understanding your Sentinel Funds Financial Statements

6	Sentinel Balanced Fund

10	Sentinel Capital Growth Fund

12	Sentinel Common Stock Fund

14	Sentinel Conservative Strategies Fund

18	Sentinel Georgia Municipal Bond Fund

19	Sentinel Government Securities Fund

21	Sentinel Growth Leaders Fund

22	Sentinel International Equity Fund

24	Sentinel Low Duration Bond Fund

27	Sentinel Mid Cap Fund

29	Sentinel Small Company Fund

31	Sentinel Sustainable Core Opportunities Fund

33	Sentinel Sustainable Mid Cap Opportunities Fund

35	Sentinel Total Return Bond Fund

38	Statement of Assets and Liabilities

42	Statement of Operations

46	Statement of Changes in Net Assets

52	Financial Highlights

66	Notes to Financial Statements

83	Actual and Hypothetical Expenses for Comparison Purposes

84	Expenses

86	Directors & Officers

89	Privacy Notice To Our Customers

Message to Shareholders

Thomas H. Brownell President and Chief Executive Officer Sentinel Asset Management, Inc.

Dear Fellow Shareholders,

This is truly an exciting time here at Sentinel. Our entire team has been working diligently over the past six months to execute on our strategic vision and implement initiatives that we believe will reward our shareholders both in the near term and over a longer time horizon. These initiatives range from building out our investment teams to re-positioning our funds and enhancing our investment process. This is all to help ensure we are able to respond effectively to ever-changing market conditions and help you meet your investment objectives.

As part of our fund repositioning initiative, the investment mandate of the Low Duration Bond Fund (formerly Short Maturity Government Fund) was broadened in January to reflect our view that a more dynamic approach to managing interest rate risk will be critical to success as we emerge from a multi-decade decline in fixed income yields. Also, as of July 1st our newly expanded Multi-Asset Income Fund (formerly Conservative Strategies Fund) has been redesigned to allow greater flexibility in pursuing an income strategy for our shareholders. On the following pages of this semi-annual report, you will find more information on each Sentinel Fund, including investments and performance.

While there will be more changes to come as we continue to strengthen our organization, what will not change is our commitment to you, our shareholders. As I have said before, you are our top priority. Our focus will continue to be on delivering to you high quality investment strategies that reflect our core principles as investors:

• rigorous fundamental research and analysis as the primary driver of security selection;

• close attention to risk management and portfolio construction;

• a deep understanding of macroeconomic events and their influence on the capital markets; and

• a long-term perspective.

We are dedicated to your future through dynamic and disciplined investing. At our core, we continue to be an asset management company committed to serving as steadfast stewards of your capital. This is still the Sentinel standard.

/s/ Thomas H. Brownell

This article contains the current opinions of the author but not necessarily those of Sentinel Investments. The author’s opinions are subject to change without notice. This article is distributed for informational purposes only. Forecasts, estimates, and certain information contained herein are based upon proprietary research and should not be considered as investment advice or a recommendation of any particular security, strategy or investment product. Information contained herein has been obtained from sources believed to be reliable, but not guaranteed.

Understanding your Sentinel Funds Financial Statements

1 Schedule of Investments

This schedule shows you which investments your fund owned on the last day of the reporting period. The schedule includes:

• a list of each investment

• the number of shares/par amount of each stock, bond or short-term note

• the market value of each investment

• the percentage of investments in each industry

• the percent and dollar breakdown of each category

2 Statement of Assets and Liabilities

This statement details what the fund owns (assets), what it owes (liabilities), and its net assets as of the last day of the period. If you subtract what the fund owes from what it owns, you get the fund’s net assets. For each class of shares, the net assets divided by the total number of shares outstanding gives you the price of an individual share, or the net asset value per share.

Net assets are also broken down by capital (money invested by shareholders); net investment income not yet paid to shareholders or net investment losses, if any; net gains earned on investments but not yet paid to shareholders or net losses on investments (known as realized gains or losses); and finally gains or losses on securities still owned by the fund (known as unrealized appreciation or depreciation). This breakdown tells you the value of net assets that are performance-related, such as investment gains or losses, and the value of net assets that are not related to performance, such as shareholder investments and redemptions.

3 Statement of Operations

This statement breaks down how each fund’s net assets changed during the period as a result of the fund’s operations. It tells you how much money the fund made or lost after taking into account income, fees and expenses, and investment gains or losses. It does not include shareholder transactions and distributions. Fund operations include:

• income earned from investments

• management fees and other expenses

• gains or losses from selling investments (known as realized gains or losses)

• gains or losses on current fund holdings (known as unrealized appreciation or depreciation)

4 Statement of Changes in Net Assets

This statement shows how each fund’s net assets changed over the past two reporting periods. It details how much a fund grew or shrank as a result of:

• operations — a summary of the Statement of Operations for the most recent period

• distributions — income and gains distributed to shareholders

• capital share transactions — shareholders’ purchases, reinvestments, and redemptions

Net assets at the beginning of the period plus the sum of operations, distributions to shareholders and capital share transactions result in net assets at the end of the period.

5 Financial Highlights

This statement itemizes current period activity and statistics and provides comparison data for the last five fiscal years (or less if the fund or class is not five years old). On a per-share basis, it includes:

• share price at the beginning of the period

• investment income and capital gains or losses

• income and capital gains distributions paid to shareholders

• share price at the end of the period

It also includes some key statistics for the period:

• total return — the overall percentage return of the fund, assuming reinvestment of all distributions

• expense ratio — operating expenses as a percentage of average net assets

• net income ratio — net investment income as a percentage of average net assets

• portfolio turnover — the percentage of the portfolio that was replaced during the period

Sentinel Balanced Fund

(Unaudited)

Fund Profile

at May 31, 2014

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Common Stocks	62.6%
U.S. Government Obligations	19.9%
Domestic Corporate Bonds	9.9%
Foreign Stocks & ADR’s	4.0%
Cash and Other	3.6%

Top 10 Equity Holdings*

Description	Percent of Net Assets
Microsoft Corp.	1.5%
PepsiCo, Inc.	1.4%
Apple, Inc.	1.3%
Honeywell Int’l., Inc.	1.3%
United Technologies Corp.	1.3%
Johnson & Johnson	1.3%
ExxonMobil Corp.	1.2%
The Travelers Cos., Inc.	1.2%
Cisco Systems, Inc.	1.2%
American Express Co.	1.1%
Total of Net Assets	12.8%

Top 10 Fixed Income Holdings*

		Maturity	Percent of
Description	Coupon	Date	Net Assets
FHLMC Q02664	4.50%	08/01/41	2.5%
FNMA AT2016	3.00%	04/01/43	2.5%
FNMA TBA JUN 15YR	2.50%	12/01/99	2.3%
FNMA TBA JUN 30YR	4.50%	12/01/99	1.3%
GNMA II 005175	4.50%	09/20/41	1.2%
FNMA TBA JUL 30YR	4.00%	12/01/99	1.0%
FHR 3859 JB	5.00%	05/15/41	0.9%
FNMA 725423	5.50%	05/01/34	0.7%
FNMA 725610	5.50%	07/01/34	0.6%
FHLMC J22900	2.50%	03/01/28	0.6%
Total of Net Assets			13.6%

Average Effective Duration 1.3 years**

*“Top 10 Equity Holdings” and “Top 10 Fixed Income Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

Schedule of Investments

at May 31, 2014 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 19.9%
U.S. Government Agency Obligations 15.2%
Federal Home Loan Mortgage Corporation 4.2%
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	2,500 M	$2,785,001
Mortgage-Backed Securities:
15-Year:
FHLMC E01488
5%, 10/01/18	10 M	11,074
FHLMC E01492
5.5%, 10/01/18	7 M	7,619
FHLMC G18091
6%, 12/01/20	6M	6,481
FHLMC G18106
5.5%, 03/01/21	7 M	7,417
FHLMC G11943
5.5%, 04/01/21	9 M	9,569
FHLMC J22900
2.5%, 03/01/28	1,761 M	1,791,884
		1,834,044
20-Year:
FHLMC P00020
6.5%, 10/01/22	28 M	30,493
30-Year:
FHLMC G08062
5%, 06/01/35	11 M	12,342
FHLMC A90197
4.5%, 12/01/39	758 M	824,215
FHLMC Q02664
4.5%, 08/01/41	7,342 M	7,948,838
		8,785,395
Total Federal Home Loan Mortgage Corporation		13,434,933

Federal National Mortgage Association 9.3%
Collateralized Mortgage Obligations:
FNR 02-2 UC
6%, 02/25/17	7 M	7,279
Mortgage-Backed Securities:
15-Year:
FNMA 254907
5%, 10/01/18	10 M	10,652
FNMA 255273
4.5%, 06/01/19	17 M	17,617
FNMA 255358
5%, 09/01/19	4 M	4,316
FNMA TBA JUN 15YR
2.5%, 12/01/99(a)	7,000 M	7,124,687
		7,157,272
30-Year:
FNMA 687301
6%, 11/01/32	209	235

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
FNMA 690305
5.5%, 03/01/33	4 M	$4,776
FNMA 748895
6%, 12/01/33	148 M	167,177
FNMA 725423
5.5%, 05/01/34	1,903 M	2,131,183
FNMA 725610
5.5%, 07/01/34	1,803 M	2,019,174
FNMA AD9193
5%, 09/01/40	1,028 M	1,139,793
FNMA AL2860
3%, 12/01/42	1,639 M	1,628,581
FNMA AT2016
3%, 04/01/43	7,930 M	7,863,089
FNMA TBA JUL 30YR
4%, 12/01/99(a)	3,000 M	3,169,688
FNMA TBA JUN 30YR
4.5%, 12/01/99(a)	3,900 M	4,219,312
		22,343,008
Total Federal National Mortgage Association		29,507,559

Government National Mortgage Corporation 1.7%
Collateralized Mortgage Obligations:
GNR 10-169 AW
4.5%, 12/20/40	750 M	818,583
GNR 12-147 Interest Only
0.6007%, 04/16/54	14,278 M	745,598
		1,564,181
Mortgage-Backed Securities:
30-Year:
GNMA II 005175
4.5%, 09/20/41	3,571 M	3,898,604
Total Government National Mortgage Corporation		5,462,785
Total U.S. Government Agency Obligations		48,405,277

U.S. Treasury Obligations 4.7%
U.S. Treasury Bill
0.015%, 06/05/14	15,000 M	14,999,963
Total U.S. Treasury Obligations		14,999,963
Total U.S. Government Obligations (Cost $62,614,757)		63,405,240

Domestic Corporate Bonds 9.9%
Basic Industry 1.8%
Alfa SAB de CV
5.25%, 03/25/24(b)	705 M	733,200
Allegheny Technologies, Inc.
5.875%, 08/15/23	895 M	969,562
Barrick Gold Corp.
4.1%, 05/01/23	340 M	331,994
CF Industries, Inc.
3.45%, 06/01/23	600 M	596,227
Cornerstone Chemical Co.
9.375%, 03/15/18(b)	525 M	560,438
Glencore Funding LLC
4.125%, 05/30/23(b)	1,050 M	1,040,103
Methanex Corp.
5.25%, 03/01/22	695 M	765,318
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	765 M	785,214
		5,782,056
Capital Goods 0.1%
Packaging Corp of America
4.5%, 11/01/23	300 M	320,854

Communications 0.9%
Cequel Communications Holdings I LLC
6.375%, 09/15/20(b)	325 M	346,125
DIRECTV Holdings LLC
3.8%, 03/15/22	725 M	750,061
Rogers Communications, Inc.
4.1%, 10/01/23	480 M	502,641
T-Mobile USA, Inc.
6.125%, 01/15/22	125 M	132,969
Verizon Communications, Inc.
6.55%, 09/15/43	500 M	636,982
Videotron Ltd.
5%, 07/15/22	330 M	339,487
		2,708,265
Consumer Cyclical 0.7%
Brookfield Residential Properties Inc / Brookfield Residential US Corp.
6.125%, 07/01/22(b)	250 M	259,375
Brookfield Residential Properties, Inc.
6.5%, 12/15/20(b)	320 M	339,200
Chrysler Group LLC
8.25%, 06/15/21	275 M	314,875
Ford Motor Credit Co LLC
4.25%, 09/20/22	625 M	664,846
Macy’s Retail Holdings, Inc.
3.875%, 01/15/22	470 M	494,382
		2,072,678
Consumer Non-Cyclical 0.4%
Albea Beauty Holdings SA
8.375%, 11/01/19(b)	295 M	321,550
Pernod-Ricard SA
4.45%, 01/15/22(b)	980 M	1,049,015
		1,370,565
Energy 1.6%
Gastar Exploration, Inc.
8.625%, 05/15/18	250 M	258,750
Halcon Resources Corp.
8.875%, 05/15/21	235 M	251,450
Midstates Petroleum Co., Inc.
9.25%, 06/01/21	590 M	637,200
Nabors Industries, Inc.
5.1%, 09/15/23(b)	635 M	690,899
Penn Virginia Corp.
8.5%, 05/01/20	350 M	390,687
Rowan Cos, Inc.
4.875%, 06/01/22	665 M	713,866
Talisman Energy, Inc.
3.75%, 02/01/21	730 M	752,458
Transocean, Inc.
6.5%, 11/15/20	620 M	714,059
Weatherford Int’l. Ltd
5.125%, 09/15/20	670 M	750,012
		5,159,381
Financials 0.6%
FirstMerit Corp.
4.35%, 02/04/23	1,005 M	1,054,368
People’s United Financial, Inc.
3.65%, 12/06/22	430 M	432,386
Prospect Capital Corp.
5%, 07/15/19	500 M	517,722
		2,004,476
Insurance 0.7%
American Int’l. Group, Inc.
5.6%, 10/18/16	930 M	1,027,876
Genworth Holdings, Inc.
4.9%, 08/15/23	425 M	457,143
Infinity Property & Casualty Corp.
5%, 09/19/22	700 M	736,212
		2,221,231
Natural Gas 0.9%
Access Midstream Partners LP
6.125%, 07/15/22	415 M	454,425
NGL Energy Partners LP
6.875%, 10/15/21(b)	450 M	474,750
Penn Virginia Resource Partners LP
8.375%, 06/01/20	118 M	134,225
PVR Partners LP / Penn Virginia Resource Finance Corp. II
6.5%, 05/15/21	410 M	443,825
Spectra Energy Capital LLC
3.3%, 03/15/23	1,265 M	1,213,327
TC PipeLines LP
4.65%, 06/15/21	285 M	304,069
		3,024,621
Real Estate 0.8%
CBL & Associates LP
5.25%, 12/01/23	720 M	766,532
Healthcare Realty Trust, Inc.
5.75%, 01/15/21	725 M	825,944
WP Carey, Inc.
4.6%, 04/01/24	970 M	1,014,136
		2,606,612
Technology 1.0%
Advanced Micro Devices, Inc.
7.75%, 08/01/20	180 M	192,600
Amphenol Corp.
2.55%, 01/30/19	525 M	535,653
Ericsson LM
4.125%, 05/15/22	940 M	982,282
Interface Security Systems Holdings, Inc.
9.25%, 01/15/18(b)	725 M	743,125

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Seagate HDD Cayman
4.75%, 06/01/23(b)	740 M	$752,950
		3,206,610
Transportation 0.4%
Penske Truck Leasing Co. LP
2.5%, 03/15/16(b)	950 M	979,122
Watco Cos LLC
6.375%, 04/01/23(b)	250 M	256,250
		1,235,372
Total Domestic Corporate Bonds (Cost $30,405,037)		31,712,721

	Shares
Domestic Common Stocks 62.6%
Consumer Discretionary 6.8%
Coach, Inc.	25,000	1,017,750
Comcast Corp.	60,000	3,110,400
Gap, Inc.	75,000	3,092,250
McDonald’s Corp.	35,000	3,550,050
Nordstrom, Inc.	20,000	1,361,200
Omnicom Group, Inc.	20,000	1,423,000
Time Warner Cable, Inc.	17,500	2,470,300
Time Warner, Inc.	50,000	3,491,500
TJX Cos., Inc.	40,000	2,178,000
		21,694,450
Consumer Staples 5.1%
CVS Caremark Corp.	20,000	1,566,400
Kraft Foods Group, Inc.	35,000	2,081,100
PepsiCo, Inc.	50,000	4,416,500
Philip Morris Int’l., Inc.	30,000	2,656,200
Procter & Gamble Co.	40,000	3,231,600
Wal-Mart Stores, Inc.	30,000	2,303,100
		16,254,900
Energy 7.1%
Apache Corp.	20,000	1,864,400
Chevron Corp.	25,000	3,069,750
EOG Resources, Inc.	30,000	3,174,000
ExxonMobil Corp.	38,000	3,820,140
Marathon Oil Corp.	40,000	1,466,400
Marathon Petroleum Corp.	20,000	1,787,800
Noble Energy, Inc.	40,000	2,882,800
Schlumberger Ltd.	35,000	3,641,400
Weatherford Int’l. Ltd.*	39,800	863,262
		22,569,952
Financials 9.9%
ACE Ltd.	15,000	1,555,650
American Express Co.	40,000	3,660,000
Bank of America Corp.	100,000	1,514,000
CME Group, Inc.	25,000	1,800,000
Discover Financial Services	55,600	3,287,628
Goldman Sachs Group, Inc.	11,000	1,757,910
JPMorgan Chase & Co.	50,000	2,778,500
McGraw-Hill Financial, Inc.	35,000	2,861,950
MetLife, Inc.	30,000	1,527,900
Morgan Stanley	40,000	1,234,400
PNC Financial Services Group, Inc.	12,500	1,065,875
The Travelers Cos., Inc.	40,000	3,738,000
US Bancorp	40,000	1,687,600
Wells Fargo & Co.	60,000	3,046,800
		31,516,213
Health Care 9.5%
Amgen, Inc.	25,000	2,899,750
Becton Dickinson & Co.	15,000	1,765,500
Bristol-Myers Squibb Co.	50,000	2,487,000
Covidien PLC	20,000	1,462,200
Eli Lilly & Co.	30,000	1,795,800
Gilead Sciences, Inc.*	20,000	1,624,200
Johnson & Johnson	40,000	4,058,400
Medtronic, Inc.	36,200	2,209,286
Merck & Co., Inc.	55,000	3,182,300
Pfizer, Inc.	100,000	2,963,000
Stryker Corp.	15,000	1,267,350
UnitedHealth Group, Inc.	20,000	1,592,600
Zimmer Holdings, Inc.	20,000	2,087,000
Zoetis, Inc.	35,000	1,074,500
		30,468,886
Industrials 7.8%
Boeing Co.	25,000	3,381,250
Canadian National Railway Co.	45,000	2,726,100
Deere & Co.	20,000	1,823,400
General Dynamics Corp.	19,400	2,291,528
General Electric Co.	75,000	2,009,250
Honeywell Int’l., Inc.	45,000	4,191,750
Tyco Int’l. Ltd.	60,000	2,618,400
United Technologies Corp.	35,000	4,067,700
Verisk Analytics, Inc.*	30,000	1,775,700
		24,885,078
Information Technology 13.0%
Accenture PLC	30,000	2,443,500
Altera Corp.	50,000	1,656,500
ANSYS, Inc.*	20,000	1,469,000
Apple, Inc.	6,800	4,304,400
Check Point Software Technologies Ltd.*	34,000	2,192,320
Cisco Systems, Inc.	150,000	3,693,000
EMC Corp.	100,000	2,656,000
Intel Corp.	50,000	1,366,000
Int’l. Business Machines Corp.	15,000	2,765,400
KLA-Tencor Corp.	27,500	1,801,800
Microsoft Corp.	121,290	4,965,613
NetApp, Inc.	55,000	2,035,550
Riverbed Technology, Inc.*	75,000	1,524,000
Seagate Technology PLC	28,400	1,525,932
Synopsys, Inc.*	25,000	962,250
Texas Instruments, Inc.	60,000	2,818,800
Visa, Inc.	12,000	2,577,960
Western Union Co.	45,000	727,650
		41,485,675
Materials 1.8%
EI Du Pont de Nemours & Co.	30,000	2,079,300
Freeport-McMoRan Copper & Gold, Inc.	60,000	2,043,000
Praxair, Inc.	12,000	1,586,880
		5,709,180
Telecommunication Services 1.6%
Rogers Communications, Inc.	50,000	2,022,500
Verizon Communications, Inc.	60,000	2,997,600
		5,020,100
Total Domestic Common Stocks (Cost $107,191,070)		199,604,434

Foreign Stocks & ADR’s 4.0%
Australia 0.4%
BHP Billiton Ltd. ADR	20,000	1,357,600

Germany 0.6%
SAP AG ADR	25,000	1,912,500

Mexico 0.3%
America Movil SAB de CV ADR	60,000	1,159,800

Netherlands 1.1%
Unilever NV ADR	80,000	3,472,800

Spain 0.5%
Banco Bilbao Vizcaya Argentaria SA ADR	117,977	1,518,364

Switzerland 1.1%
ABB Ltd. ADR	59,964	1,423,545
Novartis AG ADR	7,900	711,474
Roche Holding AG ADR	35,000	1,291,150
		3,426,169
Total Foreign Stocks & ADR’s (Cost $10,880,746)		12,847,233

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Institutional Money Market Funds 8.2%
State Street Institutional US Government Money Market Fund (Cost $26,174,972)	26,174,972	26,174,972
Total Investments 104.6% (Cost $237,266,582)†		$333,744,600

Excess of Liabilities Over Other Assets (4.6)%		(14,593,903)

Net Assets 100.0%		$319,150,697

*	Non-income producing.

†

Cost for federal income tax purposes is $237,266,582. At May 31, 2014 unrealized appreciation for federal income tax purposes aggregated $96,478,018 of which $98,180,917 related to appreciated securities and $1,702,899 related to depreciated securities.

(a)	To be announced. The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the market value of rule 144A securities amounted to $8,546,102 or 2.68% of net assets.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Capital Growth Fund

(Unaudited)

Fund Profile

at May 31, 2014

Top Sectors*

Sector	Percent of Net Assets
Information Technology	37.0%
Consumer Discretionary	15.8%
Health Care	12.4%
Industrials	11.2%
Consumer Staples	7.0%
Financials	6.9%
Materials	3.3%
Energy	3.0%
Telecommunication Services	1.8%

Top 10 Holdings**

Description	Percent of Net Assets
Schlumberger Ltd.	3.0%
Tyco Int’l. Ltd.	2.9%
Riverbed Technology, Inc.	2.6%
Apple, Inc.	2.5%
Zoetis, Inc.	2.4%
Microsoft Corp.	2.4%
Amazon.com, Inc.	2.3%
Check Point Software Technologies Ltd.	2.3%
Visa, Inc.	2.2%
Comcast Corp.	2.1%
Total of Net Assets	24.7%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADR’s.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2014 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 85.3%
Consumer Discretionary 15.8%
Amazon.com, Inc.*	8,000	$2,500,400
Bed Bath & Beyond, Inc.*	22,040	1,341,134
Coach, Inc.	30,000	1,221,300
Comcast Corp.	45,400	2,353,536
Gap, Inc.	55,670	2,295,274
Home Depot, Inc.	21,800	1,749,014
McDonald’s Corp.	20,200	2,048,886
Time Warner, Inc.	30,000	2,094,900
TRW Automotive Holdings Corp.*	20,000	1,697,400
		17,301,844
Consumer Staples 5.0%
CVS Caremark Corp.	25,650	2,008,908
Kraft Foods Group, Inc.	24,113	1,433,759
PepsiCo, Inc.	23,410	2,067,805
		5,510,472
Energy 3.0%
Schlumberger Ltd.	31,100	3,235,644

Financials 5.7%
CME Group, Inc.	20,820	1,499,040
Discover Financial Services	25,000	1,478,250
JPMorgan Chase & Co.	34,670	1,926,612
Wells Fargo &Co.	26,600	1,350,748
		6,254,650
Health Care 10.8%
Covidien PLC	25,550	1,867,961
Eli Lilly & Co.	28,000	1,676,080
Gilead Sciences, Inc.*	16,000	1,299,360
Henry Schein, Inc.*	15,900	1,902,435
Medtronic, Inc.	20,900	1,275,527
UnitedHealth Group, Inc.	15,000	1,194,450
Zoetis, Inc.	85,000	2,609,500
		11,825,313
Industrials 9.2%
Boeing Co.	12,000	1,623,000
Canadian National Railway Co.	30,000	1,817,400
Deere & Co.	20,230	1,844,369
Tyco Int’l. Ltd.	74,000	3,229,360
Verisk Analytics, Inc.*	26,550	1,571,495
		10,085,624
Information Technology 33.5%
Altera Corp.	53,140	1,760,528
ANSYS, Inc.*	30,000	2,203,500
Apple, Inc.	4,360	2,759,880
Check Point Software Technologies Ltd.*	38,130	2,458,623
Cisco Systems, Inc.	93,970	2,313,542
Cognizant Technology Solutions Corp.*	34,740	1,688,711
Google, Inc. Cl A*	2,000	1,143,300
Google, Inc. Cl C*	2,000	1,121,960
KLA-Tencor Corp.	18,100	1,185,912
Microsoft Corp.	63,680	2,607,059
NetApp, Inc.	56,030	2,073,670
Qualcomm, Inc.	19,000	1,528,550
Riverbed Technology, Inc.*	140,000	2,844,800
Sapient Corp.*	80,000	1,316,000
Seagate Technology PLC	20,000	1,074,600
Synopsys, Inc.*	54,390	2,093,471
Texas Instruments, Inc.	47,000	2,208,060
Visa, Inc.	11,000	2,363,130
VMware, Inc.*	20,000	1,930,000
		36,675,296
Materials 2.3%
Freeport-McMoRan Copper & Gold, Inc.	39,890	1,358,254
Praxair, Inc.	9,200	1,216,608
		2,574,862
Total Domestic Common Stocks (Cost $75,866,413)		93,463,705

Foreign Stocks & ADR’s 13.1%
Australia 1.0%
BHP Billiton Ltd. ADR	16,540	1,122,735

Germany 1.4%
SAP AG ADR	20,820	1,592,730

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Mexico 1.8%
America Movil SAB de CV ADR	100,760	$1,947,691

Netherlands 2.0%
Unilever NV ADR	50,000	2,170,500

South Korea 2.1%
Samsung Electronics Co Ltd.	1,650	2,333,807

Spain 1.2%
Banco Bilbao Vizcaya Argentaria SA ADR	101,960	1,312,225

Switzerland 3.6%
ABB Ltd. ADR	90,000	2,136,600
Roche Holding AG ADR	48,880	1,803,184
		3,939,784
Total Foreign Stocks & ADR’s (Cost $13,313,313)		14,419,472

Institutional Money Market Funds 1.8%
State Street Institutional US Government Money Market Fund (Cost $1,945,105)	1,945,105	1,945,105
Total Investments 100.2% (Cost $91,124,831)†		109,828,282

Excess of Liabilities Over Other Assets (0.2)%		(251,370)

Net Assets 100.0%		$109,576,912

*            Non-income producing.

†            Cost for federal income tax purposes is $91,124,831. At May 31, 2014 unrealized appreciation for federal income tax purposes aggregated $18,703,451 of which $19,603,945 related to appreciated securities and $900,494 related to depreciated securities.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Common Stock Fund

(Unaudited)

Fund Profile

at May 31, 2014

Top Sectors*

Sector	Percent of Net Assets
Information Technology	19.6%
Financials	16.3%
Health Care	15.2%
Industrials	11.7%
Energy	10.8%
Consumer Discretionary	10.1%
Consumer Staples	8.9%
Materials	3.0%
Telecommunication Services	2.9%

Top 10 Holdings**

Description	Percent of Net Assets
Microsoft Corp.	2.0%
Johnson & Johnson	1.9%
Schlumberger Ltd.	1.9%
United Technologies Corp.	1.9%
PepsiCo, Inc.	1.9%
ExxonMobil Corp.	1.8%
Merck & Co., Inc.	1.7%
Wells Fargo & Co.	1.7%
Boeing Co.	1.6%
Chevron Corp.	1.6%
Total of Net Assets	18.0%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2014 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 93.0%
Consumer Discretionary 10.1%
Bed Bath & Beyond, Inc.*	250,000	$15,212,500
Coach, Inc.	250,000	10,177,500
Comcast Corp.	512,500	26,568,000
Gap, Inc.	600,000	24,738,000
Lear Corp.	150,000	13,207,500
McDonald’s Corp.	300,000	30,429,000
Nordstrom, Inc.	200,000	13,612,000
Omnicom Group, Inc.	150,000	10,672,500
Time Warner Cable, Inc.	145,000	20,468,200
Time Warner, Inc.	525,000	36,660,750
TJX Cos., Inc.	350,000	19,057,500
TRW Automotive Holdings Corp.*	350,000	29,704,500
		250,507,950
Consumer Staples 7.6%
CVS Caremark Corp.	375,000	29,370,000
Kraft Foods Group, Inc.	450,000	26,757,000
PepsiCo Inc.	525,000	46,373,250
Philip Morris Int’l., Inc.	325,000	28,775,500
Procter & Gamble Co.	450,000	36,355,500
Wal-Mart Stores, Inc.	275,000	21,111,750
		188,743,000
Energy 10.8%
Apache Corp.	250,000	23,305,000
Chevron Corp.	325,000	39,906,750
EOG Resources, Inc.	230,000	24,334,000
ExxonMobil Corp.	455,000	45,741,150
Marathon Oil Corp.	650,000	23,829,000
Marathon Petroleum Corp.	200,000	17,878,000
Noble Energy, Inc.	550,000	39,638,500
Schlumberger Ltd.	450,000	46,818,000
Weatherford Int’l. Ltd.*	390,400	8,467,776
		269,918,176
Financials 15.4%
ACE Ltd.	175,000	18,149,250
American Express Co.	325,000	29,737,500
Bank of America Corp.	1,330,600	20,145,284
CME Group, Inc.	300,000	21,600,000
Discover Financial Services	450,000	26,608,500
Goldman Sachs Group, Inc.	165,000	26,368,650
JPMorgan Chase & Co.	700,000	38,899,000
McGraw-Hill Financial, Inc.	357,000	29,191,890
MetLife, Inc.	617,100	31,428,903
Morgan Stanley	850,000	26,231,000
PNC Financial Services Group, Inc.	325,000	27,712,750
The Travelers Cos., Inc.	260,000	24,297,000
US Bancorp	450,000	18,985,500
Wells Fargo &Co.	850,000	43,163,000
		382,518,227
Health Care 14.3%
Amgen, Inc.	250,000	28,997,500
Becton Dickinson & Co.	165,000	19,420,500
Bristol-Myers Squibb Co.	375,000	18,652,500
Covidien PLC	325,000	23,760,750
Eli Lilly & Co.	400,000	23,944,000
Gilead Sciences, Inc.*	225,000	18,272,250
Johnson & Johnson	475,000	48,193,500
Medtronic, Inc.	355,000	21,665,650
Merck & Co., Inc.	750,000	43,395,000
Pfizer, Inc.	900,000	26,667,000
Stryker Corp.	225,000	19,010,250
UnitedHealth Group, Inc.	420,100	33,452,563
Zimmer Holdings, Inc.	150,000	15,652,500
Zoetis, Inc.	500,000	15,350,000
		356,433,963

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Industrials 11.0%
Boeing Co.	300,000	$40,575,000
Canadian National Railway Co.	425,000	25,746,500
Deere & Co.	198,200	18,069,894
General Dynamics Corp.	196,700	23,234,204
General Electric Co.	1,000,700	26,808,753
Honeywell Int’l., Inc.	425,000	39,588,750
Tyco Int’l. Ltd.	650,000	28,366,000
United Technologies Corp.	400,000	46,488,000
Verisk Analytics, Inc.*	400,000	23,676,000
		272,553,101
Information Technology 19.1%
Accenture PLC	275,000	22,398,750
Altera Corp.	500,000	16,565,000
ANSYS, Inc.*	250,000	18,362,500
Apple, Inc.	53,300	33,738,900
Check Point Software Technologies Ltd.*	400,000	25,792,000
Cisco Systems, Inc.	1,400,000	34,468,000
EMC Corp.	900,000	23,904,000
Intel Corp.	650,000	17,758,000
Int’l. Business Machines Corp.	135,000	24,888,600
KLA-Tencor Corp.	312,100	20,448,792
Microsoft Corp.	1,220,310	49,959,492
NetApp, Inc.	625,000	23,131,250
Oracle Corp.	470,000	19,749,400
Riverbed Technology, Inc.*	900,000	18,288,000
Seagate Technology PLC	400,500	21,518,865
Synopsys, Inc.*	550,000	21,169,500
Texas Instruments, Inc.	750,000	35,235,000
Visa, Inc.	150,000	32,224,500
Western Union Co.	928,400	15,012,228
		474,612,777
Materials 2.4%
EI Du Pont de Nemours & Co.	325,000	22,525,750
Freeport-McMoRan Copper & Gold, Inc.	600,000	20,430,000
Praxair, Inc.	125,000	16,530,000
		59,485,750
Telecommunication Services 2.3%
Rogers Communications, Inc.	500,000	20,225,000
Verizon Communications, Inc.	750,000	37,470,000
		57,695,000
Total Domestic Common Stocks (Cost $1,291,604,745)		2,312,467,944

Foreign Stocks & ADR’s 5.5%
Australia 0.6%
BHP Billiton Ltd. ADR	225,000	15,273,000

Germany 0.5%
SAP AG ADR	175,000	13,387,500

Mexico 0.6%
America Movil SAB de CV ADR	850,000	16,430,500

Netherlands 1.3%
Unilever NV ADR	750,000	32,557,500

Spain 0.9%
Banco Bilbao Vizcaya Argentaria SA ADR	1,687,063	21,712,501

Switzerland 1.6%
ABB Ltd. ADR	724,994	17,211,357
Novartis AG ADR	78,700	7,087,722
Roche Holding AG ADR	400,000	14,756,000
		39,055,079
Total Foreign Stocks & ADR’s (Cost $125,719,419)		138,416,080

Institutional Money Market Funds 1.2%
State Street Institutional US Government Money Market Fund (Cost $28,730,689)	28,730,689	28,730,689

	Principal
	Amount
	(M=$1,000)
U.S. Government Obligations 0.4%
Federal Farm Credit Bank 0.4%
Agency Discount Notes:
0.03%, 06/03/14 (Cost $9,999,983)	10,000 M	9,999,983

Total Investments 100.1% (Cost $1,456,054,836)†		2,489,614,696

Excess of Liabilities Over Other Assets (0.1)%		(2,989,240)

Net Assets 100.0%		$2,486,625,456

*	Non-income producing.

†

Cost for federal income tax purposes is $1,456,054,836. At May 31, 2014 unrealized appreciation for federal income tax purposes aggregated $1,033,559,860 of which $1,041,382,668 related to appreciated securities and $7,822,808 related to depreciated securities.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Conservative Strategies Fund

(Unaudited)

Fund Profile

at May 31, 2014

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Common Stocks	31.7%
Domestic Corporate Bonds	31.3%
U.S. Government Obligations	18.4%
Foreign Stocks & ADR’s	6.0%
Foreign Bonds	0.5%
Cash and Other	12.1%

Top 10 Equity Holdings*

Description	Percent of Net Assets
Microsoft Corp.	0.7%
United Technologies Corp.	0.6%
Johnson & Johnson	0.6%
Boeing Co.	0.6%
Merck & Co., Inc.	0.6%
Schlumberger Ltd.	0.6%
Procter & Gamble Co.	0.6%
PepsiCo, Inc.	0.6%
Verizon Communications, Inc.	0.5%
Wells Fargo & Co.	0.5%
Total of Net Assets	5.9%

Top 10 Fixed Income Holdings*

		Maturity	Percent of
Description	Coupon	Date	Net Assets
FNMA AT2016	3.00%	04/01/43	3.6%
FNMA TBA JUN 15YR	2.50%	12/01/99	2.9%
FHLMC Q02664	4.50%	08/01/41	2.5%
FNMA TBA JUN 30YR	4.50%	12/01/99	2.3%
FHLMC A90197	4.50%	12/01/39	1.2%
FNMA AD9193	5.00%	09/01/40	1.2%
FNMA TBA JUL 30YR	4.00%	12/01/99	1.0%
Retail Opportunity Investments Partnership LP	5.00%	12/15/23	1.0%
GNR 10-169 AW	4.50%	12/20/40	1.0%
WP Carey, Inc.	4.60%	04/01/24	0.9%
Total of Net Assets			17.6%

Average Effective Duration 2.8 years**

*“Top 10 Equity Holdings” and “Top 10 Fixed Income Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

Schedule of Investments

at May 31, 2014 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 18.4%
U.S. Government Agency Obligations 18.4%
Federal Home Loan Mortgage Corporation 4.3%
Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	1,761 M	$1,791,884
30-Year:
FHLMC A90197
4.5%, 12/01/39	3,413 M	3,708,970
FHLMC Q02664
4.5%, 08/01/41	7,342 M	7,948,838
		11,657,808
Total Federal Home Loan Mortgage Corporation		13,449,692

Federal National Mortgage Association 12.3%
Mortgage-Backed Securities:
15-Year:
FNMA TBA JUN 15YR
2.5%, 12/01/99(a)	9,090 M	9,251,916
30-Year:
FNMA 725423
5.5%, 05/01/34	1,146 M	1,284,060
FNMA 725610
5.5%, 07/01/34	1,079 M	1,209,086
FNMA AD9193
5%, 09/01/40	3,340 M	3,704,326
FNMA AL2860
3%, 12/01/42	1,639 M	1,628,581
FNMA AT2016
3%, 04/01/43	11,275 M	11,180,316
FNMA TBA JUL 30YR
4%, 12/01/99(a)	3,000 M	3,169,688
FNMA TBA JUN 30YR
4.5%, 12/01/99(a)	6,800 M	7,356,750
		29,532,807
Total Federal National Mortgage Association		38,784,723

Government National Mortgage Corporation 1.8%
Collateralized Mortgage Obligations:
GNR 10-169 AW
4.5%, 12/20/40	2,750 M	3,001,471
GNR 12-147 Interest Only
0.6007%, 04/16/54	14,274 M	745,385
		3,746,856

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Mortgage-Backed Securities:
30-Year:
GNMA II 005175
4.5%, 09/20/41	1,772 M	$1,935,074
Total Government National Mortgage Corporation		5,681,930
Total U.S. Government Obligations (Cost $56,851,323)		57,916,345
Domestic Corporate Bonds 31.3%
Basic Industry 5.3%
Alfa SAB de CV
5.25%, 03/25/24(b)	1,770 M	1,840,800
Allegheny Technologies, Inc.
5.875%, 08/15/23	2,080 M	2,253,285
Barrick Gold Corp.
4.1%, 05/01/23	1,620 M	1,581,854
CF Industries, Inc.
3.45%, 06/01/23	2,110 M	2,096,730
Cornerstone Chemical Co.
9.375%, 03/15/18(b)	840 M	896,700
Glencore Funding LLC
4.125%, 05/30/23(b)	2,650 M	2,625,021
Methanex Corp.
5.25%, 03/01/22	1,425 M	1,569,177
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	1,550 M	1,590,957
Samarco Mineracao SA
5.75%, 10/24/23(b)	1,215 M	1,268,157
Thompson Creek Metals Co., Inc.
12.5%, 05/01/19	1,000 M	1,127,500
		16,850,181
Capital Goods 1.3%
Packaging Corp of America
4.5%, 11/01/23	1,640 M	1,754,005
Tervita Corp.
10.875%, 02/15/18(b)	1,535 M	1,510,056
9.75%, 11/01/19(b)	990 M	930,600
		4,194,661
Communications 3.9%
Cequel Communications Holdings I LLC
6.375%, 09/15/20(b)	875 M	931,875
Cogeco Cable, Inc.
4.875%, 05/01/20(b)	400 M	408,500
DIRECTV Holdings LLC
3.8%, 03/15/22	2,090 M	2,162,245
Interpublic Group of Cos, Inc.
4.2%, 04/15/24	2,150 M	2,223,257
Numericable Group SA
6%, 05/15/22(b)	2,050 M	2,129,437
Rogers Communications, Inc.
4.1%, 10/01/23	1,180 M	1,235,658
T-Mobile USA, Inc.
6.125%, 01/15/22	290 M	308,488
Verizon Communications, Inc.
6.55%, 09/15/43	1,500 M	1,910,946
Videotron Ltd.
5%, 07/15/22	1,020 M	1,049,325
		12,359,731
Consumer Cyclical 2.7%
Brookfield Residential Properties Inc / Brookfield Residential US Corp.
6.125%, 07/01/22(b)	500 M	518,750
Brookfield Residential Properties, Inc.
6.5%, 12/15/20(b)	870 M	922,200
Chrysler Group LLC
8.25%, 06/15/21	695 M	795,775
Ford Motor Credit Co LLC
4.25%, 09/20/22	1,975 M	2,100,914
Macy’s Retail Holdings, Inc.
3.875%, 01/15/22	1,970 M	2,072,197
QVC, Inc.
4.375%, 03/15/23	2,030 M	2,050,960
		8,460,796
Consumer Non-Cyclical 1.1%
Albea Beauty Holdings SA
8.375%, 11/01/19(b)	920 M	1,002,800
Pernod-Ricard SA
4.45%, 01/15/22(b)	2,180 M	2,333,522
		3,336,322
Energy 4.7%
Gastar Exploration, Inc.
8.625%, 05/15/18	580 M	600,300
Halcon Resources Corp.
8.875%, 05/15/21	200 M	214,000
Midstates Petroleum Co., Inc.
9.25%, 06/01/21	1,500 M	1,620,000
Nabors Industries, Inc.
5.1%, 09/15/23(b)	1,480 M	1,610,284
Rowan Cos, Inc.
4.875%, 06/01/22	2,650 M	2,844,727
Schahin II Finance Co SPV Ltd.
5.875%, 09/25/23	1,936 M	1,895,608
Talisman Energy, Inc.
3.75%, 02/01/21	1,680 M	1,731,684
Transocean, Inc.
6.5%, 11/15/20	1,310 M	1,508,738
Weatherford Int’l. Ltd
5.125%, 09/15/20	2,520 M	2,820,941
		14,846,282
Financials 2.1%
Fifth Street Finance Corp.
4.875%, 03/01/19	1,750 M	1,827,936
FirstMerit Corp.
4.35%, 02/04/23	1,830 M	1,919,893
People’s United Financial, Inc.
3.65%, 12/06/22	1,295 M	1,302,185
Prospect Capital Corp.
5%, 07/15/19	1,600 M	1,656,712
		6,706,726
Insurance 1.6%
American Int’l. Group, Inc.
5.6%, 10/18/16	1,695 M	1,873,387
Genworth Holdings, Inc.
4.9%, 08/15/23	900 M	968,068
Infinity Property & Casualty Corp.
5%, 09/19/22	1,430 M	1,503,975
XL Group PLC
6.5%, 12/29/49(c)	675 M	672,469
		5,017,899
Natural Gas 2.0%
Access Midstream Partners LP
6.125%, 07/15/22	725 M	793,875
NGL Energy Partners LP
6.875%, 10/15/21(b)	1,000 M	1,055,000
Penn Virginia Resource Partners LP
8.375%, 06/01/20	337 M	382,769
PVR Partners LP / Penn Virginia Resource Finance Corp. II
6.5%, 05/15/21	991 M	1,072,757
Spectra Energy Capital LLC
3.3%, 03/15/23	2,235 M	2,143,705
TC PipeLines LP
4.65%, 06/15/21	815 M	869,529
		6,317,635
Real Estate 3.6%
ARC Properties Operating Partnership LP/Clark Acquisition LLC
3%, 02/06/19(b)	1,025 M	1,034,541
CBL & Associates LP
5.25%, 12/01/23	1,715 M	1,825,837
Piedmont Operating Partnership LP
4.45%, 03/15/24	2,300 M	2,371,673
Retail Opportunity Investments Partnership LP
5%, 12/15/23	2,865 M	3,068,807
WP Carey, Inc.
4.6%, 04/01/24	2,860 M	2,990,133
		11,290,991
Technology 2.1%
Amphenol Corp.
2.55%, 01/30/19	1,500 M	1,530,438
Ericsson LM
4.125%, 05/15/22	1,975 M	2,063,837
Interface Security Systems Holdings, Inc.
9.25%, 01/15/18(b)	1,190 M	1,219,750
Seagate HDD Cayman
4.75%, 06/01/23(b)	1,725 M	1,755,188
		6,569,213
Transportation 0.9%
Penske Truck Leasing Co. LP
2.5%, 03/15/16(b)	1,965 M	2,025,237
Watco Cos LLC
6.375%, 04/01/23(b)	750 M	768,750
		2,793,987
Total Domestic Corporate Bonds (Cost $94,981,311)		98,744,424

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Foreign Bonds 0.5%
Canada 0.5%
Athabasca Oil Corp.
7.5%, 11/19/17(b) (Cost $1,525,348)	1,710 M	$1,593,440

	Shares
Domestic Common Stocks 31.7%
Consumer Discretionary 3.1%
Coach, Inc.	12,000	488,520
Comcast Corp.	22,500	1,166,400
Gap, Inc.	25,000	1,030,750
McDonald’s Corp.	10,000	1,014,300
Nordstrom, Inc.	10,000	680,600
Omnicom Group, Inc.	8,000	569,200
Time Warner Cable, Inc.	7,000	988,120
Time Warner, Inc.	20,000	1,396,600
TJX Cos., Inc.	17,500	952,875
TRW Automotive Holdings Corp.*	17,500	1,485,225
		9,772,590
Consumer Staples 2.9%
Altria Group, Inc.	20,000	831,200
CVS Caremark Corp.	20,000	1,566,400
Kraft Foods Group, Inc.	20,000	1,189,200
PepsiCo, Inc.	20,000	1,766,600
Philip Morris Int’l., Inc.	12,500	1,106,750
Procter & Gamble Co.	22,000	1,777,380
Wal-Mart Stores, Inc.	12,500	959,625
		9,197,155
Energy 3.4%
Apache Corp.	10,000	932,200
Chevron Corp.	12,500	1,534,875
EOG Resources, Inc.	10,000	1,058,000
ExxonMobil Corp.	15,000	1,507,950
Marathon Oil Corp.	30,000	1,099,800
Marathon Petroleum Corp.	10,000	893,900
Noble Energy, Inc.	20,000	1,441,400
Schlumberger Ltd.	17,500	1,820,700
Weatherford Int’l. Ltd.*	16,500	357,885
		10,646,710
Financials 4.9%
ACE Ltd.	8,500	881,535
American Express Co.	12,500	1,143,750
CME Group, Inc.	10,000	720,000
Discover Financial Services	25,000	1,478,250
Goldman Sachs Group, Inc.	7,500	1,198,575
JPMorgan Chase & Co.	30,000	1,667,100
McGraw-Hill Financial, Inc.	15,000	1,226,550
MetLife, Inc.	25,000	1,273,250
Morgan Stanley	35,000	1,080,100
PNC Financial Services Group, Inc.	12,500	1,065,875
The Travelers Cos., Inc.	10,000	934,500
US Bancorp	25,000	1,054,750
Wells Fargo & Co.	33,000	1,675,740
		15,399,975
Health Care 4.9%
Amgen, Inc.	10,000	1,159,900
Becton Dickinson & Co.	8,000	941,600
Bristol-Myers Squibb Co.	20,000	994,800
Covidien PLC	15,000	1,096,650
Eli Lilly & Co.	15,000	897,900
Gilead Sciences, Inc.*	10,000	812,100
Johnson & Johnson	20,000	2,029,200
Medtronic, Inc.	20,000	1,220,600
Merck & Co., Inc.	35,000	2,025,100
Pfizer, Inc.	37,754	1,118,651
Stryker Corp.	10,000	844,900
UnitedHealth Group, Inc.	17,500	1,393,525
Zimmer Holdings, Inc.	7,500	782,625
Zoetis, Inc.	10,000	307,000
		15,624,551
Industrials 3.8%
Boeing Co.	15,000	2,028,750
Canadian National Railway Co.	15,000	908,700
Deere & Co.	12,500	1,139,625
General Dynamics Corp.	9,700	1,145,764
General Electric Co.	50,000	1,339,500
Honeywell Int’l., Inc.	17,500	1,630,125
Tyco Int’l. Ltd.	19,900	868,436
United Technologies Corp.	17,500	2,033,850
Verisk Analytics, Inc.*	15,000	887,850
		11,982,600
Information Technology 7.0%
Accenture PLC	12,500	1,018,125
Altera Corp.	20,000	662,600
ANSYS, Inc.*	12,000	881,400
Apple, Inc.	2,500	1,582,500
BlackBerry Ltd.*	52,000	395,200
Check Point Software Technologies Ltd.*	15,000	967,200
Cisco Systems, Inc.	65,000	1,600,300
EMC Corp.	35,000	929,600
Intel Corp.	35,000	956,200
Int’l. Business Machines Corp.	5,000	921,800
KLA-Tencor Corp.	13,700	897,624
Microsoft Corp.	52,050	2,130,927
NetApp, Inc.	30,000	1,110,300
Oracle Corp.	22,500	945,450
Riverbed Technology, Inc.*	40,000	812,800
Seagate Technology PLC	16,700	897,291
Synopsys, Inc.*	32,500	1,250,925
Texas Instruments, Inc.	33,000	1,550,340
Visa, Inc.	7,500	1,611,225
Western Union Co.	55,000	889,350
		22,011,157
Materials 0.8%
EI Du Pont de Nemours & Co.	15,000	1,039,650
Freeport-McMoRan Copper & Gold, Inc.	25,000	851,250
Praxair, Inc.	5,000	661,200
		2,552,100
Telecommunication Services 0.9%
Rogers Communications, Inc.	25,000	1,011,250
Verizon Communications, Inc.	35,000	1,748,600
		2,759,850
Total Domestic Common Stocks (Cost $66,645,241)		99,946,688

Foreign Stocks & ADR’s 6.0%

Chile 0.2%
Sociedad Quimica y Minera de Chile SA ADR	20,000	604,800

China 0.1%
Baidu, Inc. ADR*	2,500	415,000

France 0.6%
Edenred SA	20,000	626,913
L’Oreal SA	4,000	697,933
Sanofi	5,000	534,627
		1,859,473
Germany 0.1%
SAP AG	6,000	459,327

Hong Kong 0.2%
Cheung Kong Holdings Ltd.	19,200	342,992
Chow Tai Fook Jewellery Group Ltd.	300,000	393,915
		736,907
India 0.2%
Shriram Transport Finance Co Ltd.	45,000	721,569

Ireland 0.2%
Experian PLC	31,000	538,848

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Japan 0.6%
Honda Motor Co Ltd.	17,000	$595,000
Nippon Television Holdings, Inc.	41,000	662,525
Shimamura Co Ltd.	5,000	482,809
		1,740,334
Luxembourg 0.2%
SES SA *	15,000	544,919

Netherlands 0.4%
Gemalto NV	4,000	434,299
Unilever NV ADR	20,000	868,200
		1,302,499
Singapore 0.2%
Singapore Technologies Engineering Ltd.	150,000	462,808

South Africa 0.3%
MTN Group Ltd.	40,000	843,044

South Korea 0.2%
Samsung Electronics Co Ltd.	500	707,214

Spain 0.4%
Banco Bilbao Vizcaya
Argentaria SA ADR	25,456	327,619
Red Electrica Corp SA	12,000	1,029,560
		1,357,179
Sweden 0.2%
Telefonaktiebolaget LM Ericsson	56,000	701,674
Switzerland 1.2%
Adecco SA	10,000	834,729
Nestle SA	10,000	784,478
Novartis AG ADR	4,000	360,240
Roche Holding AG ADR	17,500	645,575
Roche Holding AG.	2,000	588,498
Syngenta AG	1,700	653,992
		3,867,512
United Kingdom 0.7%
Alent PLC	100,000	543,088
Countrywide PLC	55,000	501,519
Royal Mail PLC *	56,500	484,891
WPP PLC	29,000	625,607
		2,155,105
Total Foreign Stocks & ADR’s (Cost $15,813,032)		19,018,212
Institutional Money Market Funds 17.7%
State Street Institutional US Government Money Market Fund (Cost $55,800,414)	55,800,414	55,800,414
Total Investments 105.6% (Cost $291,616,669)†		$333,019,523
Excess of Liabilities Over Other Assets (5.6)%		(17,746,180)

Net Assets 100.0%		$315,273,343

*	Non-income producing.

†

Cost for federal income tax purposes is $291,616,669. At May 31, 2014 unrealized appreciation for federal income tax purposes aggregated $41,402,854 of which $42,449,525 related to appreciated securities and $1,046,671 related to depreciated securities.

(a)	To be announced. The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the market value of rule 144A securities amounted to $28,380,608 or 9.00% of net assets.

(c)

XL Group PLC is currently fixed at 6.5%. On April 15th, 2017 it converts to a variable rate that floats on the 15th of January, April, July, and October. The interest rate will equal the 3-month Libor rate plus 2.4575%.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Georgia Municipal Bond Fund

(Unaudited)

Fund Profile

at May 31, 2014

Top 10 Holdings*

		Maturity	Percent of
Description	Coupon	Date	Net Assets
Gwinnett County School District, GA GO	5.00%	02/01/24	14.0%
Municipal Electric Auth. of Georgia REV	5.25%	01/01/19	8.8%
Georgia State Road & Tollway Auth. REV	5.00%	06/01/18	8.6%
Paulding County, GA REV	5.00%	02/01/21	8.4%
Houston Cty. Hospital Auth. REV	5.25%	10/01/16	7.0%
City of Columbus, GA REV	5.00%	05/01/20	6.6%
Paulding County School District, GA REV	5.00%	02/01/21	6.3%
Columbia County, GA GO	5.00%	04/01/17	6.3%
Cobb County Kennestone Hospital Auth. REV	5.25%	04/01/20	4.5%
Cobb County Kennestone Hospital Auth. REV	5.25%	04/01/21	4.4%
Total of Net Assets			74.9%

Average Effective Duration 5.4 years**

* “Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

Schedule of Investments

at May 31, 2014 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Municipal Bonds 98.8%

Georgia 98.8%
Albany-Dougherty County Hospital Auth. REV
5%, 12/01/25	500 M	$558,185
City of Columbus, GA REV
5%, 05/01/20	750 M	875,693
Cobb County Kennestone Hospital Auth. REV
5.25%, 04/01/20	500 M	591,935
5.25%, 04/01/21	500 M	590,425
Columbia County, GA GO
5%, 04/01/17	750 M	841,170
Commerce School District, GA GO
5%, 08/01/21	250 M	292,055
County of Forsyth, GA GO
5%, 03/01/22	500 M	579,550
County of Gilmer, GA GO
5%, 04/01/20	500 M	549,240
Georgia State Road & Tollway Auth. REV
5%, 06/01/18	1,000 M	1,152,320
Gwinnett County School District, GA GO
5%, 02/01/24	1,500 M	1,866,570
Houston Cty. Hospital Auth. REV
5.25%, 10/01/16	850 M	935,705
Madison County School District, GA GO
5%, 02/01/24	345 M	402,436
Marietta Development Authority, GA REV
5%, 06/15/23	500 M	581,595
Municipal Electric Auth. of Georgia REV
5.25%, 01/01/19	1,000 M	1,170,030
Paulding County School District, GA REV
5%, 02/01/21	750 M	845,085
Paulding County, GA REV
5%, 02/01/21	1,000 M	1,119,240
Winder-Barrow Industrial Building Auth. REV
4%, 12/01/21	215 M	236,599
Total Municipal Bonds (Cost $12,167,713)		13,187,833

	Shares
Institutional Money Market Funds 0.4%
State Street Institutional US Government Money Market Fund (Cost $53,032)	53,032	53,032
Total Investments 99.2% (Cost $12,220,745)†		13,240,865

Other Assets in Excess of Liabilities 0.8%		103,237

Net Assets 100.0%		$13,344,102

†                 Cost for federal income tax purposes is $12,220,745. At May 31, 2014 unrealized appreciation for federal income tax purposes aggregated $1,020,120 of which $1,065,138 related to appreciated securities and $45,018 related to depreciated securities.

The accompanying notes are an integral part of the financial statements.

Sentinel Government Securities Fund

(Unaudited)

Fund Profile

at May 31, 2014

Average Effective Duration

Percent of
Duration	Fixed Income Holdings
Less than 1 yr.	17.4%
1 yr. to 2.99 yrs.	0.0%
3 yrs. to 3.99 yrs.	12.3%
4 yrs. to 5.99 yrs.	55.8%
6 yrs. to 7.99 yrs.	13.8%
8 yrs. and over	0.7%

Average Effective Duration 4.3 years*

Top 10 Holdings**

		Maturity	Percent of
Description	Coupon	Date	Net Assets
FNMA TBA JUN 30YR	4.50%	12/01/99	6.1%
FNMA AI4728	4.50%	07/01/41	5.9%
FNMA AL2860	3.00%	12/01/42	5.8%
GNMA AG8936	4.00%	02/15/44	5.4%
FHR 3331 PE	6.00%	06/15/37	5.3%
FHLMC J22900	2.50%	03/01/28	5.2%
FNMA AT2016	3.00%	04/01/43	5.1%
FNMA AD9193	5.00%	09/01/40	5.1%
GNMA II MA1679	4.50%	02/20/44	5.0%
GNR 10-33 PX	5.00%	09/20/38	4.4%
Total of Net Assets			53.3%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities

at May 31, 2014 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 97.0%

U.S. Government Agency Obligations 97.0%

Federal Home Loan Bank 4.7%

Agency Discount Notes:
0.03%, 06/03/14	20,000 M	$19,999,967

Federal Home Loan Mortgage Corporation 26.5%

Collateralized Mortgage Obligations:

FHR 3331 PE
6%, 06/15/37	19,728 M	22,566,741
FHR 3859 JB
5%, 05/15/41	14,055 M	15,657,277
FHR 3928 MB
4.5%, 09/15/41	3,085 M	3,298,507
		41,522,525
Mortgage-Backed Securities:

15-Year:
FHLMC J22900
2.5%, 03/01/28	22,009 M	22,398,554

30-Year:
FHLMC 170141
11%, 09/01/15	57	58
FHLMC 170147
11%, 11/01/15	114	118
FHLMC 360017
11%, 11/01/17	81	85
FHLMC A64971
5.5%, 08/01/37	19 M	20,804
FHLMC G05483
4.5%, 06/01/39	17,381 M	18,937,159
FHLMC G05624
4.5%, 09/01/39	17,387 M	18,951,218
FHLMC A89148
4%, 10/01/39	11,170 M	11,841,429
		49,750,871
Total Federal Home Loan Mortgage Corporation		113,671,950

Federal National Mortgage Association 44.2%

Collateralized Mortgage Obligations:

FNR 03-32 BZ
6%, 11/25/32	643 M	720,995

Mortgage-Backed Securities:

15-Year:
FNMA TBA JUN 15YR
2.5%, 12/01/99(a)	16,980 M	17,282,456

20-Year:
FNMA 758564
6%, 09/01/24	274 M	308,091

25-Year:
FNMA 251808
10%, 04/01/18	10 M	10,026

30-Year:
FNMA 426830
8%, 11/01/24	21 M	21,831
FNMA 738887
5.5%, 10/01/33	427 M	476,225
FNMA 748895
6%, 12/01/33	148 M	167,159
FNMA 881279
5%, 11/01/36	1,556 M	1,730,853
FNMA 931533
4.5%, 07/01/39	3,665 M	3,966,908
FNMA 931535
5.5%, 07/01/39	2,314 M	2,588,322
FNMA AE0215
4%, 12/01/39	14,894 M	15,809,844
FNMA AD9193
5%, 09/01/40	19,529 M	21,656,062
FNMA AI4728
4.5%, 07/01/41	23,105 M	25,015,458
FNMA AL2860
3%, 12/01/42	25,121 M	24,956,290
FNMA AB7845
3%, 02/01/43	19,004 M	18,896,735
FNMA AT2016
3%, 04/01/43	22,185 M	21,997,927
FNMA TBA JUL 30YR
4%, 12/01/99(a)	6,990 M	7,385,372

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
FNMA TBA JUN 30YR
4.5%, 12/01/99(a)	24,300 M	$26,289,563
		170,958,549
Total Federal National Mortgage Association		189,280,117

Government National Mortgage Corporation 21.6%

Collateralized Mortgage Obligations:

GNR 07-14 PB
5.4%, 03/20/37	13,500 M	15,287,994
GNR 10-33 PX
5%, 09/20/38	17,025 M	19,020,331
		34,308,325
Mortgage-Backed Securities:

20-Year:
GNMA 623177
6.5%, 08/15/23	32 M	36,020

30-Year:
GNMA 506805
6.5%, 06/15/29	96 M	108,856
GNMA II 004424
5%, 04/20/39	12,284 M	13,496,484
GNMA AG8936
4%, 02/15/44	21,797 M	23,307,840
GNMA II MA1679
4.5%, 02/20/44	19,485 M	21,259,107
		58,172,287
Total Government National Mortgage Corporation		92,516,632

Total U.S. Government Obligations (Cost $409,589,024)		415,468,666

Commercial Mortgage Backed Securities 2.5%

Financials 2.5%

BCAP LLC TRUST
3.0086%, 03/26/35(b) (Cost $10,817,807)	10,549 M	10,836,314

	Shares
Institutional Money Market Funds 12.3%
State Street Institutional US Government Money Market Fund (Cost $52,690,568)	52,690,568	52,690,568
Total Investments 111.8% (Cost $473,097,399)†		478,995,548

Excess of Liabilities Over Other Assets (11.8)%		(50,438,046)

Net Assets 100.0%		$428,557,502

†

Cost for federal income tax purposes is $473,097,399. At May 31, 2014 unrealized appreciation for federal income tax purposes aggregated $5,898,149 of which $6,017,939 related to appreciated securities and $119,790 related to depreciated securities.

(a)	To be announced. The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the market value of rule 144A securities amounted to $10,836,314 or 2.53% of net assets.

The accompanying notes are an integral part of the financial statements.

Sentinel Growth Leaders Fund

(Unaudited)

Fund Profile

at May 31, 2014

Top Sectors*

Sector	Percent of Net Assets
Information Technology	36.6%
Consumer Discretionary	14.6%
Health Care	14.1%
Financials	12.7%
Industrials	11.1%
Consumer Staples	5.4%
Energy	3.6%

Top 10 Holdings**

Description	Percent of Net Assets
Schlumberger Ltd.	3.6%
Medtronic, Inc.	3.6%
Comcast Corp.	3.6%
Texas Instruments, Inc.	3.4%
Riverbed Technology, Inc.	3.3%
Canadian National Railway Co.	3.2%
Zoetis, Inc.	3.1%
Cisco Systems, Inc.	3.0%
Tyco Int’l. Ltd.	3.0%
Check Point Software Technologies Ltd.	3.0%
Total of Net Assets	32.8%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2014 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 87.8%
Consumer Discretionary 14.6%
Amazon.com, Inc.*	2,300	$718,865
Coach, Inc.	10,000	407,100
Comcast Corp.	18,000	933,120
Gap, Inc.	17,000	700,910
McDonald’s Corp.	4,500	456,435
TRW Automotive Holdings Corp.*	7,000	594,090
		3,810,520
Consumer Staples 2.7%
PepsiCo, Inc.	8,000	706,640

Energy 3.6%
Schlumberger Ltd.	9,000	936,360

Financials 10.2%
CME Group, Inc.	10,000	720,000
Discover Financial Services	11,000	650,430
JPMorgan Chase & Co.	13,000	722,410
MetLife, Inc.	11,000	560,230
		2,653,070
Health Care 14.1%
Eli Lilly & Co.	10,000	598,600
Henry Schein, Inc.*	6,000	717,900
Medtronic, Inc.	15,300	933,759
UnitedHealth Group, Inc.	8,000	637,040
Zoetis, Inc.	26,000	798,200
		3,685,499
Industrials 8.7%
Canadian National Railway Co.	14,000	848,120
Tyco Int’l. Ltd.	18,000	785,520
Verisk Analytics, Inc.*	11,000	651,090
		2,284,730
Information Technology 33.9%
Accenture PLC	9,000	733,050
Altera Corp.	19,000	629,470
ANSYS, Inc.*	10,000	734,500
Check Point Software Technologies Ltd.*	12,000	773,760
Cisco Systems, Inc.	32,000	787,840
KLA-Tencor Corp.	10,000	655,200
Microsoft Corp.	4,930	201,835
NetApp, Inc.	20,000	740,200
Riverbed Technology, Inc.*	43,000	873,760
Sapient Corp.*	31,000	509,950
Seagate Technology PLC	12,000	644,760
Synopsys, Inc.*	18,000	692,820
Texas Instruments, Inc.	19,000	892,620
		8,869,765

Total Domestic Common Stocks (Cost $20,038,104)		22,946,584

Foreign Stocks & ADR’s 10.3%
Netherlands 2.7%
Unilever NV ADR	16,000	694,560

South Korea 2.7%
Samsung Electronics Co Ltd.
	500	707,214
Spain 2.5%
Banco Bilbao Vizcaya Argentaria SA ADR	50,980	656,112

Switzerland 2.4%
ABB Ltd. ADR	27,000	640,980
Total Foreign Stocks & ADR’s (Cost $2,495,962)		2,698,866

Institutional Money Market Funds 1.6%
State Street Institutional US Government Money Market Fund (Cost $416,353)	416,353	416,353
Total Investments 99.7% (Cost $22,950,419)†		26,061,803

Other Assets in Excess of Liabilities 0.3%		74,416

Net Assets 100.0%		$26,136,219

*	Non-income producing.

†

Cost for federal income tax purposes is $22,950,419. At May 31, 2014 unrealized appreciation for federal income tax purposes aggregated $3,111,384 of which $3,218,818 related to appreciated securities and $107,434 related to depreciated securities.

ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel International Equity Fund

(Unaudited)

Fund Profile

at May 31, 2014

Top Sectors*

Sector	Percent of Net Assets
Consumer Discretionary	20.7%
Information Technology	16.0%
Industrials	12.4%
Consumer Staples	9.8%
Health Care	9.3%
Materials	8.7%
Financials	7.4%
Utilities	3.6%
Energy	3.2%
Telecommunication Services	1.8%

Top Geographical Weightings

Country	Percent of Net Assets
United Kingdom	13.3%
Switzerland	13.2%
France	11.4%
Japan	9.2%
Germany	7.6%
United States	7.3%
Spain	3.6%
India	2.9%
Sweden	2.7%
Ireland	2.4%

Top 10 Holdings**

Description	Percent of Net Assets
Red Electrica Corp SA	3.6%
Adecco SA	3.2%
Nestle SA	2.9%
Shriram Transport Finance Co Ltd.	2.9%
Renault SA	2.8%
SAP AG	2.7%
Telefonaktiebolaget LM Ericsson	2.7%
WPP PLC	2.6%
Sanofi	2.5%
Syngenta AG	2.5%
Total of Net Assets	28.4%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2014 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 6.1%
Industrials 1.6%
Expeditors Int’l. of Washington, Inc.	60,000	$2,730,600
Information Technology 4.5%
BlackBerry Ltd.*	480,000	3,648,000
Check Point Software Technologies Ltd.*	60,000	3,868,800
		7,516,800
Total Domestic Common Stocks (Cost $9,874,641)		10,247,400
Foreign Stocks & ADR’s 86.8%
Chile 2.0%
Sociedad Quimica y Minera de Chile SA ADR	110,000	3,326,400
China 2.2%
Baidu, Inc. ADR*	14,000	2,324,000
Want Want China Holdings Ltd.	1,000,000	1,387,859
		3,711,859
Cyprus 1.9%
ProSafe SE	391,658	3,279,159

France 11.4%
Christian Dior SA	20,000	4,184,870
Edenred SA	105,000	3,291,292
L’Oreal SA	15,000	2,617,248
Renault SA	50,000	4,706,957
Sanofi	40,000	4,277,019
		19,077,386
Germany 7.6%
Allianz SE ADR	200,000	3,394,000
Fresenius SE & Co KGaA	25,000	3,729,919
Fuchs Petrolub SE	12,000	1,087,303
SAP AG	60,000	4,593,270
		12,804,492
Hong Kong 1.5%
Chow Tai Fook Jewellery Group Ltd.	1,900,000	2,494,792

India 2.9%
Shriram Transport Finance Co Ltd.	300,000	4,810,459

Ireland 2.4%
Experian PLC	235,000	4,084,812

Italy 1.2%
Buzzi Unicem SpA DI RISP *	200,000	1,984,746

Japan 9.2%
CyberAgent, Inc.	70,000	2,791,748
Honda Motor Co Ltd.	95,000	3,325,000
Nippon Television Holdings, Inc.	225,000	3,635,805
Nitori Holdings Co Ltd.	56,000	2,747,741
Shimamura Co Ltd.	30,000	2,896,857
		15,397,151
Luxembourg 2.1%
SES SA *	96,000	3,487,483

Netherlands 2.3%
Gemalto NV	36,000	3,908,696

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Portugal 2.0%
Jeronimo Martins SGPS SA	195,000	$3,331,981

Singapore 1.1%
Singapore Technologies Engineering Ltd.	600,000	1,851,232

South Africa 1.8%
MTN Group Ltd.	140,000	2,950,655

South Korea 2.4%
Samsung Electronics Co Ltd.	2,800	3,960,400

Spain 3.6%
Red Electrica Corp SA	70,000	6,005,766

Sweden 2.7%
Telefonaktiebolaget LM Ericsson	360,000	4,510,759

Switzerland 13.2%
Adecco SA	64,000	5,342,267
Nestle SA	62,000	4,863,763
Novartis AG	39,000	3,497,153
Roche Holding AG.	14,000	4,119,486
Syngenta AG	11,000	4,231,714
		22,054,383
United Kingdom 13.3%
Alent PLC	720,000	3,910,236
Countrywide PLC	450,000	4,103,334
Diageo PLC	130,000	4,181,613
Hunting PLC	161,000	2,212,918
Royal Mail PLC *	417,650	3,584,330
WPP PLC	200,000	4,314,535
		22,306,966
Total Foreign Stocks & ADR’s (Cost $113,500,511)		145,339,577

Institutional Money Market Funds 3.4%
State Street Institutional US Government Money Market Fund (Cost $5,672,228)	5,672,228	5,672,228
Total Investments 96.3% (Cost $129,047,380)†		161,259,205

Other Assets in Excess of Liabilities 3.7%		6,271,398

Net Assets 100.0%		$167,530,603

*	Non-income producing.

†

Cost for federal income tax purposes is $129,047,380. At May 31, 2014 unrealized appreciation for federal income tax purposes aggregated $32,211,825 of which $35,023,419 related to appreciated securities and $2,811,594 related to depreciated securities.

ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Low Duration Bond Fund

(Unaudited)

Fund Profile

at May 31, 2014

Average Effective Duration

Percent of
Duration	Fixed Income Holdings
Less than 1 yr.	11.2%
1 yr. to 2.99 yrs.	51.7%
3 yrs. to 3.99 yrs.	11.8%
4 yrs. to 5.99 yrs.	15.5%
6 yrs. to 7.99 yrs.	8.7%
8 yrs. and over	1.1%

Average Effective Duration 2.0 years*

Top 10 Holdings**

		Maturity	Percent of
Description	Coupon	Date	Net Assets
FNR 10-64 AD	3.00%	12/25/20	6.7%
FNR 11-137 KC	2.00%	01/25/27	6.6%
FHR 4022 AH	1.50%	12/15/25	6.4%
FNR 12-53 CD	1.50%	05/25/22	5.0%
FHR 4039 PB	1.50%	05/15/27	3.8%
FNR 09-88 DB	3.00%	10/25/20	3.0%
FHR 4238 TL	1.25%	08/15/27	2.7%
FNR 09-88 DC	3.25%	10/25/20	2.3%
FHLMC G14817	3.50%	10/01/26	2.2%
FNR 11-15 HC	2.50%	03/25/26	2.1%
Total of Net Assets			40.8%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2014 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 55.1%

U.S. Government Agency Obligations 55.1%

Federal Home Loan Mortgage Corporation 22.8%

Collateralized Mortgage Obligations:

FHR 2353 TD
6%, 09/15/16	23 M	$23,955
FHR 3604 AG
4%, 12/15/17	1,912 M	1,948,044
FHR 2629 BL
4.5%, 01/15/18	539 M	540,620
FHR 2642 WP
4.5%, 02/15/18	275 M	275,545
FHR 3874 BD
3%, 06/15/21	6,396 M	6,653,564
FHR 3574 EA
3%, 09/15/21	12,400 M	12,701,252
FHR 3414 A
4.5%, 07/15/22	1,030 M	1,038,652
FHR 3665 GP
3.5%, 05/15/25	6,676 M	7,106,994
FHR 4022 AH
1.5%, 12/15/25	52,987 M	52,777,546
FHR 4039 PB
1.5%, 05/15/27	32,604 M	31,831,121
FHR 4238 TL
1.25%, 08/15/27	22,459 M	22,187,669
FHR 2927 ED
4%, 01/15/35	2,355 M	2,403,207
FHR 3638 PA
4.5%, 03/15/37	2,616 M	2,653,304
		142,141,473
Mortgage-Backed Securities:

10-Year:
FGCI J14193
3.5%, 01/01/21	1,548 M	1,641,056
FGCI J14483
3.5%, 02/01/21	1,955 M	2,071,669
FGCI J14614
3.5%, 03/01/21	2,897 M	3,070,119
FGCI J14793
3.5%, 03/01/21	1,391 M	1,473,975
FGCI J15846
3.5%, 06/01/21	164 M	174,103
		8,430,922
15-Year:
FHLMC G10965
7.5%, 10/01/14	339	340
FHLMC E82128
7%, 03/01/15	698	699
FHLMC E00843
8%, 04/01/15	429	432
FHLMC E01009
6.5%, 08/01/16	77 M	80,537
FHLMC G11585
7%, 02/01/17	35 M	35,742
FHLMC E88357
6.5%, 03/01/17	20 M	19,940
FHLMC E98706
5%, 08/01/18	810 M	860,306
FGCI B10742
4.5%, 11/01/18	487 M	517,789
FHLMC B12434
4.5%, 03/01/19	823 M	874,239
FHLMC J05907
6%, 08/01/19	1,534 M	1,653,636
FGCI J15844
3.5%, 07/01/21	1,338 M	1,418,352
FHLMC J14198
3.5%, 01/01/26	13,202 M	13,957,349
FHLMC G14817
3.5%, 10/01/26	17,547 M	18,581,695
		38,001,056
20-Year:
FHLMC D94982
7%, 04/01/16	18 M	17,907
FHLMC D94230
7.5%, 10/01/19	38 M	39,417
		57,324
30-Year:
FHLMC G00100
8%, 02/01/23	5 M	6,003

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
FHLMC A17291
6.5%, 11/01/33	701 M	$790,841
		796,844

Total Federal Home Loan Mortgage Corporation		189,427,619

Federal National Mortgage Association 32.3%

Collateralized Mortgage Obligations:

FNR 02-18 PC
5.5%, 04/25/17	32	32
FNR 09-70 NQ
3.5%, 08/25/19	13,547 M	14,046,774
FNR 09-88 DB
3%, 10/25/20	24,366 M	25,120,962
FNR 09-88 DC
3.25%, 10/25/20	18,780 M	19,478,703
FNR 10-64 AD
3%, 12/25/20	53,396 M	55,254,650
FNR 11-67 DA
4.5%, 07/25/21	14,648 M	15,597,867
FNR 12-53 CD
1.5%, 05/25/22	40,819 M	41,306,294
FNR 03-42 EP
4%, 11/25/22	162 M	162,580
FNR 11-90 AL
3.5%, 09/25/23	13,638 M	14,306,942
FNR 11-15 HC
2.5%, 03/25/26	16,877 M	17,286,193
FNR 11-137 KC
2%, 01/25/27	53,764 M	54,972,958
FNR 03-76 PQ
3.5%, 04/25/32	2 M	1,889
FNR 09-3 HL
5%, 02/25/39	1,131 M	1,178,505
FNR 09-32 BH
5.25%, 05/25/39	2,039 M	2,124,033
		260,838,382
Mortgage-Backed Securities:

10-Year:
FNMA 930890
5%, 04/01/19	77 M	81,668
FNMA MA0113
5%, 05/01/19	200 M	213,352
FNMA 931517
5%, 07/01/19	44 M	47,063
FNMA AI3766
3%, 08/01/20	3,817 M	3,986,438
		4,328,521
15-Year:
FNMA 574598
6%, 05/01/16	34 M	35,256
FNMA 671380
6%, 11/01/17	54 M	56,320
FNMA 712165
5%, 08/01/18	602 M	639,827
FNMA 725284
7%, 11/01/18	228 M	240,300
FNMA 985670
6.5%, 10/01/21	789 M	860,935
FNMA AA8647
5%, 11/01/23	920 M	979,384
FNMA AC0317
4.5%, 02/01/24	150 M	160,072
FNMA AC0318
5%, 06/01/24	250 M	266,576
		3,238,670
20-Year:
FNMA 619191
6.5%, 12/01/15	19 M	19,621
30-Year:
FNMA 626664
6%, 04/01/17	86 M	89,620
FNMA 479421
7%, 09/01/21	33 M	35,050
FNMA 207530
8.25%, 04/01/22	9 M	8,650
FNMA 175123
7.45%, 08/01/22	101 M	108,331
		241,651

Total Federal National Mortgage Association		268,666,845

Government National Mortgage Corporation 0.0%^

Mortgage-Backed Securities:

10-Year:
GNMA 634538
6%, 09/15/14	10 M	9,552
GNMA 634545
6.5%, 09/15/14	5 M	4,749
		14,301
15-Year:
GNMA 489953
6%, 12/15/16	10 M	10,530
20-Year:
GNMA 628440
7%, 04/15/24	126 M	138,871
30-Year:
GNMA II 495
10%, 02/20/16	38	39
Total Government National Mortgage Corporation		163,741

Total U.S. Government Obligations (Cost $455,379,649)		458,258,205

Domestic Corporate Bonds 32.0%

Basic Industry 5.2%
Allegheny Technologies, Inc.
5.875%, 08/15/23	2,500 M	2,708,275
ArcelorMittal
5%, 02/25/17	3,000 M	3,183,750
Ashland, Inc.
3.875%, 04/15/18	4,500 M	4,646,250
Barrick Gold Corp.
4.1%, 05/01/23	5,000 M	4,882,265
Celanese US Holdings LLC
6.625%, 10/15/18	3,000 M	3,157,500
Dow Chemical Co.
5.7%, 05/15/18	2,500 M	2,851,177
Methanex Corp.
5.25%, 03/01/22	5,105 M	5,621,509
Newmont Mining Corp.
5.125%, 10/01/19	9,200 M	10,158,833
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	2,500 M	2,566,060
Thompson Creek Metals Co., Inc.
12.5%, 05/01/19	3,000 M	3,382,500
		43,158,119
Communications 4.3%
American Tower Corp.
4.5%, 01/15/18	5,000 M	5,455,120
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/20	3,000 M	3,240,000
DIRECTV Holdings LLC
3.8%, 03/15/22	7,500 M	7,759,253
Rogers Communications, Inc.
6.8%, 08/15/18	5,000 M	5,980,965
T-Mobile USA, Inc.
6.464%, 04/28/19	4,500 M	4,775,625
Verizon Communications, Inc.
5.15%, 09/15/23	5,000 M	5,639,285
Videotron Ltd.
5%, 07/15/22	3,160 M	3,250,850
		36,101,098
Consumer Cyclical 3.8%
American Axle & Manufacturing, Inc.
5.125%, 02/15/19	3,000 M	3,165,000
Chrysler Group LLC
8.25%, 06/15/21	4,500 M	5,152,500
Ford Motor Credit Co LLC
5%, 05/15/18	5,000 M	5,568,095
General Motors Financial Co., Inc.
6.75%, 06/01/18	3,000 M	3,431,250
Goodyear Tire & Rubber Co.
8.25%, 08/15/20	4,500 M	4,995,000
Lennar Corp.
4.125%, 12/01/18	5,000 M	5,112,500
Toll Brothers Finance Corp.
4%, 12/31/18	4,000 M	4,130,000
		31,554,345
Energy 6.0%
Concho Resources, Inc.
7%, 01/15/21	3,000 M	3,337,500
Halcon Resources Corp.
9.75%, 07/15/20	3,000 M	3,300,000
Midstates Petroleum Co., Inc.
9.25%, 06/01/21	5,000 M	5,400,000
Nabors Industries, Inc.
6.15%, 02/15/18	2,500 M	2,853,270

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Newfield Exploration Co.
5.75%, 01/30/22	4,500 M	$4,905,000
Range Resources Corp.
6.75%, 08/01/20	3,000 M	3,262,500
Rowan Cos, Inc.
4.875%, 06/01/22	3,775 M	4,052,395
Talisman Energy, Inc.
3.75%, 02/01/21	5,000 M	5,153,820
Transocean, Inc.
6.5%, 11/15/20	8,500 M	9,789,518
Weatherford Int’l. Ltd
5.125%, 09/15/20	2,500 M	2,798,552
Whiting Petroleum Corp.
5%, 03/15/19	4,500 M	4,764,375
		49,616,930
Financials 3.5%
Ares Capital Corp.
4.875%, 11/30/18	5,065 M	5,350,398
Fifth Street Finance Corp.
4.875%, 03/01/19	5,750 M	6,006,076
FirstMerit Corp.
4.35%, 02/04/23	2,240 M	2,350,033
Nuveen Investments, Inc.
5.5%, 09/15/15	1,500 M	1,556,250
Prospect Capital Corp.
5%, 07/15/19	10,000 M	10,354,450
Wells Fargo & Co
4.1%, 06/03/26	3,500 M	3,539,015
		29,156,222
Insurance 1.2%
American Int’l. Group, Inc.
4.125%, 02/15/24	5,000 M	5,270,795
Genworth Holdings, Inc.
4.9%, 08/15/23	4,500 M	4,840,339
		10,111,134
Natural Gas 1.7%
Access Midstream Partners LP
6.125%, 07/15/22	4,500 M	4,927,500
Spectra Energy Capital LLC
3.3%, 03/15/23	5,000 M	4,795,760
Tesoro Logistics LP / Tesoro Logistics Finance Corp.
5.875%, 10/01/20	4,500 M	4,725,000
		14,448,260
Real Estate 3.2%
CBL & Associates LP
5.25%, 12/01/23	5,000 M	5,323,140
Healthcare Realty Trust, Inc.
5.75%, 01/15/21	2,500 M	2,848,083
Realty Income Corp.
2%, 01/31/18	7,465 M	7,508,073
Retail Opportunity Investments Partnership LP
5%, 12/15/23	5,000 M	5,355,685
UDR, Inc.
4.625%, 01/10/22	5,000 M	5,421,750
		26,456,731
Technology 3.1%
Advanced Micro Devices, Inc.
7.75%, 08/01/20	3,000 M	3,210,000
Amphenol Corp.
2.55%, 01/30/19	4,500 M	4,591,314
BMC Software, Inc.
7.25%, 06/01/18	1,500 M	1,575,000
Ericsson LM
4.125%, 05/15/22	2,778 M	2,902,957
Intelsat Jackson Holdings SA
7.25%, 10/15/20	3,000 M	3,247,500
Seagate HDD Cayman
6.875%, 05/01/20	7,500 M	8,156,250
SunGard Data Systems, Inc.
7.625%, 11/15/20	1,500 M	1,651,875
		25,334,896
Total Domestic Corporate Bonds (Cost $258,791,628)		265,937,735

Commercial Mortgage-Backed Securities 5.7%

Financials 5.7%
BCAP LLC TRUST
3.0086%, 03/26/35(a)	14,550 M	14,945,987
BOAMS 2004 5 3A1
4.5%, 06/25/19	7,897 M	8,106,145
GSR 2003 13 1A1
2.5711%, 10/25/33	9,813 M	10,041,794
WBCMT 2007 C30 A5
5.342%, 12/15/43	13,450 M	14,720,978
Total Commercial Mortgage-Backed Securities (Cost $47,637,908)		47,814,904

	Shares
Institutional Money Market Funds 6.8%
State Street Institutional US Government Money Market Fund (Cost $56,150,540)	56,150,540	56,150,540
Total Investments 99.6% (Cost $817,959,725)†		828,161,384

Other Assets in Excess of Liabilities 0.4%		3,087,995

Net Assets 100.0%		$831,249,379

†                 Cost for federal income tax purposes is $817,959,725. At May 31, 2014 unrealized appreciation for federal income tax purposes aggregated $10,201,659 of which $11,856,767 related to appreciated securities and $1,655,108 related to depreciated securities.

(a)         Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the market value of rule 144A securities amounted to $14,945,987 or 1.80% of net assets.

^                  Represents less than 0.05% of net assets.

At May 31, 2014, the following futures contracts were outstanding with $1,783,334 in cash segregated with the broker for margin maintenance purposes:

			Unrealized
	Contract	Contract	Appreciation/
Contract Description	Expiration	Value	(Depreciation)
Short, 1,569 U.S. Treasury 5-Year Note futures contracts	6/14	$189,052,243	$(2,013,703)
Net payments of variation margin and/or brokerage fees			2,099,507

Variation margin receivable on open futures contracts			$85,804

The accompanying notes are an integral part of the financial statements.

Sentinel Mid Cap Fund

(Unaudited)

Fund Profile

at May 31, 2014

Top Sectors*

Sector	Percent of Net Assets
Information Technology	20.3%
Industrials	16.7%
Financials	15.7%
Consumer Discretionary	13.8%
Health Care	11.7%
Energy	8.1%
Materials	4.2%
Consumer Staples	3.5%
Utilities	2.2%

Top 10 Holdings**

Description	Percent of Net Assets
DENTSPLY Int’l., Inc.	2.2%
ITC Holdings Corp.	2.2%
Quanta Services, Inc.	2.1%
Riverbed Technology, Inc.	2.1%
Altera Corp.	2.0%
Waste Connections, Inc.	2.0%
Nuance Communications, Inc.	2.0%
MEDNAX, Inc.	2.0%
Jarden Corp.	2.0%
Open Text Corp.	2.0%
Total of Net Assets	20.6%

*“Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADR’s and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2014 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 89.5%
Consumer Discretionary 13.8%
Ascena Retail Group, Inc.*	129,920	$2,169,015
Bloomin’ Brands, Inc.*	101,600	2,117,344
BorgWarner, Inc.	32,320	2,032,605
Foot Locker, Inc.	36,900	1,777,842
Jarden Corp.*	51,500	2,913,870
John Wiley & Sons, Inc.	26,200	1,435,236
Life Time Fitness, Inc.*	39,800	2,117,360
LKQ Corp.*	54,260	1,505,172
Morningstar, Inc.	31	2,205
PVH Corp.	13,970	1,838,871
SeaWorld Entertainment, Inc.	69,900	2,133,348
		20,042,868
Consumer Staples 3.5%
Church & Dwight Co., Inc.	31,600	2,187,668
Flowers Foods, Inc.	139,050	2,899,193
		5,086,861
Energy 8.1%
Denbury Resources, Inc.	141,200	2,384,868
Dril-Quip, Inc.*	21,020	2,148,665
Oasis Petroleum, Inc.*	36,400	1,801,800
Range Resources Corp.	24,100	2,240,095
Superior Energy Services, Inc.	48,610	1,613,366
Tidewater, Inc.	30,070	1,567,248
		11,756,042
Financials 11.6%
Affiliated Managers Group, Inc.*	11,470	2,163,242
City National Corp.	25,300	1,798,577
East West Bancorp, Inc.	50,740	1,698,775
HCC Insurance Holdings, Inc.	37,800	1,775,844
Invesco Ltd.	61,460	2,255,582
Raymond James Financial, Inc.	42,600	2,061,840
Signature Bank*	15,830	1,833,431
SVB Financial Group*	14,100	1,486,845
WR Berkley Corp.	41,100	1,831,827
		16,905,963
Health Care 10.6%
Bio-Rad Laboratories, Inc.*	12,100	1,460,833
CareFusion Corp.*	50,100	2,150,793
DENTSPLY Int’l., Inc.	68,820	3,254,498
Henry Schein, Inc.*	18,680	2,235,062
MEDNAX, Inc.*	50,720	2,922,994
Resmed, Inc.	33,090	1,656,485
Varian Medical Systems, Inc.*	20,910	1,724,029
		15,404,694
Industrials 16.7%
Ametek, Inc.	41,755	2,216,355
Flowserve Corp.	28,930	2,133,298
Genesee & Wyoming, Inc.*	29,630	2,884,481
IHS, Inc.*	17,980	2,263,862
Jacobs Engineering Group, Inc.*	40,600	2,235,842
Masco Corp.	102,200	2,176,860
Quanta Services, Inc.*	90,700	3,079,265
Regal Beloit Corp.	28,670	2,188,381
Stericycle, Inc.*	19,175	2,193,045
Waste Connections, Inc.	64,400	2,934,708
		24,306,097
Information Technology 18.8%
Altera Corp.	89,100	2,951,883
Dolby Laboratories, Inc.*	55,400	2,301,316
Informatica Corp.*	79,100	2,894,269
Microchip Technology, Inc.	52,540	2,500,904
Nuance Communications, Inc.*	180,700	2,924,630
ON Semiconductor Corp.*	172,000	1,494,680
Open Text Corp.	62,360	2,905,352
Plantronics, Inc.	45,510	2,063,423
Riverbed Technology, Inc.*	148,450	3,016,504
Semtech Corp.*	94,630	2,454,702

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Skyworks Solutions, Inc.	43,200	$1,870,992
		27,378,655
Materials 4.2%
AptarGroup, Inc.	27,500	1,831,225
Rockwood Holdings, Inc.	28,400	2,168,908
Steel Dynamics, Inc.	117,050	2,021,453
		6,021,586
Utilities 2.2%
ITC Holdings Corp.	88,200	3,228,120
Total Domestic Common Stocks (Cost $99,073,412)		130,130,886

Foreign Stocks & ADR’s 2.6%

Israel 1.5%
NICE Systems Ltd. ADR	57,540	2,257,294
United Kingdom 1.1%
Shire Ltd. ADR	9,130	1,583,051
Total Foreign Stocks & ADR’s (Cost $2,455,802)		3,840,345

Real Estate Investment Trusts 4.1%

Financials 4.1%
Digital Realty Trust, Inc.(a)	30,500	1,753,750
Federal Realty
Investment Trust	7,900	944,208
Gaming and Leisure
Properties, Inc.	41,026	1,376,832
Home Properties, Inc.(a)	31,800	1,977,324
Total Real Estate Investment Trusts (Cost $5,851,066)		6,052,114

Institutional Money Market Funds 1.2%
State Street Institutional US Government Money Market Fund (Cost $1,681,167)	1,681,167	1,681,167

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 2.1%
Federal Home Loan Bank 2.1%
Agency Discount Notes: 0.03%, 06/04/14 (Cost $2,999,993)	3,000 M	2,999,993
Total Investments 99.5% (Cost $112,061,440)†		144,704,505
Other Assets in Excess of Liabilities 0.5%		697,760
Net Assets 100.0%		$145,402,265

*	Non-income producing.
†

Cost for federal income tax purposes is $112,061,440. At May 31, 2014 unrealized appreciation for federal income tax purposes aggregated $32,643,065 of which $33,768,271 related to appreciated securities and $1,125,206 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR       - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Small Company Fund

(Unaudited)

Fund Profile

at May 31, 2014

Top Sectors*

Sector	Percent of Net Assets
Information Technology	23.4%
Financials	18.4%
Consumer Discretionary	18.2%
Industrials	17.1%
Energy	7.1%
Health Care	6.5%
Materials	3.1%
Consumer Staples	2.1%
Utilities	1.2%

Top 10 Holdings**

Description	Percent of Net Assets
Actuant Corp.	1.7%
Riverbed Technology, Inc.	1.7%
Select Comfort Corp.	1.6%
NICE Systems Ltd.	1.6%
BioMed Realty Trust, Inc.	1.6%
Regal Beloit Corp.	1.6%
Ascena Retail Group, Inc.	1.6%
Healthcare Services Group, Inc.	1.6%
Knight Transportation, Inc.	1.5%
Sapient Corp.	1.5%
Total of Net Assets	16.0%

*“Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADR’s and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2014 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 90.0%
Consumer Discretionary 18.2%
Arctic Cat, Inc.	313,600	$11,697,280
Ascena Retail Group, Inc.*	1,052,700	17,574,827
Bloomin’ Brands, Inc.*	805,300	16,782,452
Dana Holding Corp.	720,000	15,940,800
Hillenbrand, Inc.	386,500	11,707,085
Iconix Brand Group, Inc.*	390,200	16,364,988
John Wiley & Sons, Inc.	206,100	11,290,158
Life Time Fitness, Inc.*	311,900	16,593,080
Monro Muffler Brake, Inc.	227,400	12,281,874
Morningstar, Inc.	3	213
Penn National Gaming, Inc.*	906,700	10,572,122
SeaWorld Entertainment, Inc.	455,000	13,886,600
Select Comfort Corp.*	985,300	18,267,462
Steven Madden Ltd.*	379,100	12,078,126
Texas Roadhouse, Inc.	365,600	9,242,368
Vitamin Shoppe, Inc.*	285,800	12,283,684
		206,563,119

Consumer Staples 2.1%
Casey’s General Stores, Inc.	168,900	12,030,747
Flowers Foods, Inc.	551,150	11,491,477
		23,522,224
Energy 7.1%
Bonanza Creek Energy, Inc.*	254,500	13,646,290
Dril-Quip, Inc.*	106,719	10,908,816
Oasis Petroleum, Inc.*	339,200	16,790,400
Stone Energy Corp.*	257,165	11,415,555
Superior Energy Services, Inc.	394,900	13,106,731
Tidewater, Inc.	275,800	14,374,696
		80,242,488
Financials 12.9%
City National Corp.	170,400	12,113,736
East West Bancorp, Inc.	340,500	11,399,940
Endurance Specialty Holdings Ltd.	233,800	12,092,136
Evercore Partners, Inc.	291,100	16,022,144
FirstMerit Corp.	580,100	10,830,467
HCC Insurance Holdings, Inc.	312,700	14,690,646
MarketAxess Holdings, Inc.	158,000	8,429,300
Portfolio Recovery Associates, Inc.*	266,100	14,845,719
ProAssurance Corp.	267,700	12,166,965
Prosperity Bancshares, Inc.	191,200	11,114,456
Stifel Financial Corp.*	382,500	17,289,000
SVB Financial Group*	42,400	4,471,080
		145,465,589
Health Care 6.5%
Bio-Rad Laboratories, Inc.*	95,900	11,578,007
Haemonetics Corp.*	341,700	11,638,302
ICON PLC*	283,600	11,987,772
Magellan Health Services, Inc.*	250,900	15,277,301
NuVasive, Inc.*	334,000	11,135,560
Sirona Dental Systems, Inc.*	157,300	11,832,106
		73,449,048
Industrials 17.1%
Actuant Corp.	554,300	19,694,279
Clarcor, Inc.	283,000	16,563,990
Clean Harbors, Inc.*	257,100	15,711,381
Esterline Technologies Corp.*	139,000	15,491,550

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Genesee & Wyoming, Inc.*	123,600	$12,032,460
Healthcare Services Group, Inc.	590,200	17,564,352
Hub Group Inc.*	283,600	13,337,708
Knight Transportation, Inc.	718,700	17,514,719
MYR Group, Inc.*	518,000	12,960,360
Regal Beloit Corp.	235,900	18,006,247
Ritchie Bros Auctioneers, Inc.	468,800	10,758,960
Toro Co.	178,600	11,533,988
Waste Connections, Inc.	277,100	12,627,447
		193,797,441
Information Technology 21.8%
Finisar Corp.*	550,100	13,064,875
Hittite Microwave Corp.	188,800	11,101,440
II-VI, Inc.*	553,200	7,446,072
j2 Global, Inc.	273,400	12,948,224
Lattice Semiconductor Corp.*	1,002,300	7,928,193
Micros Systems, Inc.*	270,200	14,434,084
ON Semiconductor Corp.*	1,376,200	11,959,178
Open Text Corp.	362,600	16,893,534
OSI Systems, Inc.*	204,500	11,646,275
Plantronics, Inc.	384,100	17,415,094
Power Integrations, Inc.	225,100	11,320,279
Progress Software Corp.*	518,700	11,266,164
QLogic Corp.*	1,654,300	16,443,742
RF Micro Devices, Inc.*	1,056,800	9,944,488
Riverbed Technology, Inc.*	957,300	19,452,336
Rofin-Sinar Technologies, Inc.*	515,000	11,968,600
Sapient Corp.*	1,062,800	17,483,060
Semtech Corp.*	650,100	16,863,594
Xcerra Corp.*	765,300	7,385,145
		246,964,377
Materials 3.1%
Greif, Inc.	210,800	11,513,896
Sensient Technologies Corp.	224,200	12,286,160
Steel Dynamics, Inc.	679,200	11,729,784
		35,529,840
Utilities 1.2%
Atmos Energy Corp.	259,700	13,010,970
Total Domestic Common Stocks (Cost $719,711,043)		1,018,545,096

Foreign Stocks & ADR’s 1.6%
Israel 1.6%
NICE Systems Ltd. ADR (Cost $10,786,060)	465,000	18,241,950

Real Estate Investment Trusts 5.5%
Financials 5.5%
BioMed Realty Trust, Inc.(a)	834,900	18,117,330
Corporate Office Properties Trust(a)	565,000	15,565,750
Gaming and Leisure Properties, Inc.	328,710	11,031,507
Home Properties, Inc.(a)	276,400	17,186,552
Total Real Estate Investment Trusts (Cost $48,445,305)		61,901,139

Institutional Money Market Funds 2.5%
State Street Institutional US Government Money Market Fund (Cost $28,631,856)	28,631,856	28,631,856
Total Investments 99.6% (Cost $807,574,264)†		1,127,320,041

Other Assets in Excess of Liabilities 0.4%		4,763,293

Net Assets 100.0%		$1,132,083,334

*	Non-income producing.

†

Cost for federal income tax purposes is $807,574,264. At May 31, 2014 unrealized appreciation for federal income tax purposes aggregated $319,745,777 of which $333,078,056 related to appreciated securities and $13,332,279 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Core Opportunities Fund

(Unaudited)

Fund Profile

at May 31, 2014

Top Sectors*

Sector	Percent of Net Assets
Information Technology	19.8%
Financials	16.2%
Health Care	15.6%
Industrials	11.7%
Energy	10.0%
Consumer Discretionary	9.9%
Consumer Staples	7.8%
Telecommunication Services	3.1%
Materials	3.0%
Utilities	0.7%

Top 10 Holdings**

Description	Percent of Net Assets
Johnson & Johnson	2.1%
PepsiCo, Inc.	2.1%
Parker Hannifin Corp.	2.0%
Procter & Gamble Co.	2.0%
Microsoft Corp.	2.0%
Danaher Corp.	1.8%
Merck & Co., Inc.	1.8%
Wells Fargo & Co.	1.7%
JPMorgan Chase & Co.	1.7%
ConocoPhillips	1.6%
Total of Net Assets	18.8%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2014 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 93.0%
Consumer Discretionary 9.9%
Bed Bath & Beyond, Inc.*	25,000	$1,521,250
Coach, Inc.	28,000	1,139,880
Comcast Corp.	50,000	2,610,000
Gap, Inc.	65,000	2,679,950
McDonald’s Corp.	33,000	3,347,190
Nordstrom, Inc.	20,000	1,361,200
Omnicom Group, Inc.	15,000	1,067,250
Time Warner Cable, Inc.	15,000	2,117,400
Time Warner, Inc.	50,000	3,491,500
TJX Cos., Inc.	40,000	2,178,000
TRW Automotive Holdings Corp.*	30,000	2,546,100
		24,059,720
Consumer Staples 6.5%
CVS Caremark Corp.	40,000	3,132,800
Kraft Foods Group, Inc.	48,000	2,854,080
PepsiCo, Inc.	58,000	5,123,140
Procter & Gamble Co.	60,000	4,847,400
		15,957,420
Energy 10.0%
Apache Corp.	21,800	2,032,196
Baker Hughes, Inc.	43,000	3,032,360
ConocoPhillips	50,000	3,997,000
Devon Energy Corp.	40,000	2,956,000
EOG Resources, Inc.	20,000	2,116,000
Marathon Oil Corp.	88,000	3,226,080
Marathon Petroleum Corp.	30,000	2,681,700
Noble Energy, Inc.	40,000	2,882,800
Williams Cos., Inc.	33,000	1,549,680
		24,473,816
Financials 15.3%
ACE Ltd.	17,500	1,814,925
American Express Co.	33,000	3,019,500
Bank of America Corp.	130,000	1,968,200
CME Group, Inc.	36,000	2,592,000
Discover Financial Services	50,000	2,956,500
JPMorgan Chase & Co.	72,774	4,044,051
McGraw-Hill Financial, Inc.	38,000	3,107,260
MetLife, Inc.	60,000	3,055,800
Morgan Stanley	100,000	3,086,000
PNC Financial Services Group, Inc.	33,000	2,813,910
The Travelers Cos., Inc.	26,000	2,429,700
US Bancorp	50,000	2,109,500
Wells Fargo &Co.	82,000	4,163,960
		37,161,306
Health Care 15.0%
Amgen, Inc.	27,000	3,131,730
Becton Dickinson & Co.	24,500	2,883,650
Bristol-Myers Squibb Co.	65,000	3,233,100
Covidien PLC	33,000	2,412,630
Eli Lilly & Co.	21,000	1,257,060
Gilead Sciences, Inc.*	20,000	1,624,200
Johnson & Johnson	51,500	5,225,190
Medtronic, Inc.	30,000	1,830,900
Merck & Co., Inc.	76,000	4,397,360
Pfizer, Inc.	126,000	3,733,380
Stryker Corp.	20,000	1,689,800
UnitedHealth Group, Inc.	25,000	1,990,750
Zimmer Holdings, Inc.	16,000	1,669,600
Zoetis, Inc.	50,000	1,535,000
		36,614,350
Industrials 11.1%
Canadian Pacific Railway Ltd.	19,000	3,182,880
Danaher Corp.	57,000	4,470,510
Deere & Co.	10,000	911,700
Emerson Electric Co.	50,000	3,336,500
FedEx Corp.	10,000	1,441,600
Parker Hannifin Corp.	40,000	5,009,200
Precision Castparts Corp.	14,000	3,541,720
Tyco Int’l. Ltd.	65,000	2,836,600
Verisk Analytics, Inc.*	40,000	2,367,600
		27,098,310
Information Technology 19.0%
Accenture PLC	27,000	2,199,150

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Altera Corp.	66,000	$2,186,580
ANSYS, Inc.*	25,000	1,836,250
Apple, Inc.	5,200	3,291,600
Check Point Software Technologies Ltd.*	38,000	2,450,240
Cisco Systems, Inc.	160,000	3,939,200
EMC Corp.	110,000	2,921,600
Intel Corp.	40,000	1,092,800
Int’l. Business Machines Corp.	13,000	2,396,680
KLA-Tencor Corp.	28,400	1,860,768
Microsoft Corp.	117,340	4,803,900
NetApp, Inc.	56,500	2,091,065
Riverbed Technology, Inc.*	85,000	1,727,200
Seagate Technology PLC	43,000	2,310,390
Synopsys, Inc.*	58,000	2,232,420
Texas Instruments, Inc.	85,000	3,993,300
Visa, Inc.	17,000	3,652,110
Western Union Co.	75,000	1,212,750
		46,198,003
Materials 3.0%
Crown Holdings, Inc.*	80,000	3,908,000
Praxair, Inc.	25,000	3,306,000
		7,214,000
Telecommunication Services 2.5%
Rogers Communications, Inc.	50,000	2,022,500
Verizon Communications, Inc.	80,000	3,996,800
		6,019,300
Utilities 0.7%
AES Corp.	120,000	1,692,000
Total Domestic Common Stocks (Cost $147,256,358)		226,488,225

Foreign Stocks & ADR’s 4.8%
Germany 0.8%
SAP AG ADR	25,000	1,912,500

Mexico 0.6%
America Movil SAB de CV ADR	76,000	1,469,080

Netherlands 1.3%
Unilever NV ADR	75,000	3,255,750

Spain 0.9%
Banco Bilbao Vizcaya Argentaria SA ADR	163,416	2,103,169

Switzerland 1.2%
ABB Ltd. ADR	60,000	1,424,400
Roche Holding AG ADR	40,000	1,475,600
		2,900,000
Total Foreign Stocks & ADR’s (Cost $11,005,136)		11,640,499

Institutional Money Market Funds 2.6%
State Street Institutional US Government Money Market Fund (Cost $6,263,254)	6,263,254	6,263,254
Total Investments 100.4% (Cost $164,524,748)†		244,391,978

Excess of Liabilities Over Other Assets (0.4)%		(923,883)

Net Assets 100.0%		$243,468,095

*          Non-income producing.

†          Cost for federal income tax purposes is $164,524,748. At May 31, 2014 unrealized appreciation for federal income tax purposes aggregated $79,867,230 of which $82,211,242 related to appreciated securities and $2,344,012 related to depreciated securities.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Mid Cap Opportunities Fund

(Unaudited)

Fund Profile

at May 31, 2014

Top Sectors*

Sector	Percent of Net Assets
Information Technology	21.6%
Industrials	16.6%
Financials	14.4%
Consumer Discretionary	12.7%
Health Care	11.8%
Energy	8.1%
Materials	4.2%
Consumer Staples	3.5%
Utilities	2.1%

Top 10 Holdings**

Description	Percent of Net Assets
DENSTSPLY Int’l., Inc.	2.2%
ITC Holdings Corp.	2.1%
Riverbed Technology, Inc.	2.0%
Quanta Services, Inc.	2.0%
Altera Corp.	2.0%
MEDNAX, Inc.	2.0%
Nuance Communications, Inc.	2.0%
Jarden Corp.	2.0%
Waste Connections, Inc.	2.0%
Open Text Corp.	2.0%
Total of Net Assets	20.3%

*“Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2014 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 89.0%
Consumer Discretionary 12.7%
Ascena Retail Group, Inc.*	118,170	$1,972,848
BorgWarner, Inc.	29,030	1,825,697
Foot Locker, Inc.	33,700	1,623,666
Jarden Corp.*	46,900	2,653,602
John Wiley & Sons, Inc.	23,920	1,310,338
Life Time Fitness, Inc.*	38,160	2,030,112
Morningstar, Inc.	38	2,703
PVH Corp.	14,110	1,857,299
Tiffany & Co.	20,000	1,988,200
Tractor Supply Co.	25,690	1,670,364
		16,934,829
Consumer Staples 3.5%
Church & Dwight Co., Inc.	28,600	1,979,978
Flowers Foods, Inc.	126,735	2,642,425
		4,622,403
Energy 8.1%
Core Laboratories NV	10,200	1,630,470
Denbury Resources, Inc.	128,820	2,175,770
FMC Technologies, Inc.*	31,700	1,840,502
Oasis Petroleum, Inc.*	31,940	1,581,030
Range Resources Corp.	22,030	2,047,688
Tidewater, Inc.	28,860	1,504,183
		10,779,643
Financials 11.0%
Affiliated Managers Group, Inc.*	10,500	1,980,300
City National Corp.	24,340	1,730,330
East West Bancorp, Inc.	49,500	1,657,260
HCC Insurance Holdings, Inc.	38,610	1,813,898
Invesco Ltd.	61,230	2,247,141
Raymond James Financial, Inc.	39,300	1,902,120
Signature Bank*	15,240	1,765,097
SVB Financial Group*	14,400	1,518,480
		14,614,626
Health Care 10.7%
Bio-Rad Laboratories, Inc.*	12,100	1,460,833
CareFusion Corp.*	45,700	1,961,901
DENTSPLY Int’l., Inc.	62,020	2,932,926
Henry Schein, Inc.*	17,010	2,035,247
MEDNAX, Inc.*	46,170	2,660,777
Resmed, Inc.	29,390	1,471,263
Varian Medical Systems, Inc.*	20,200	1,665,490
		14,188,437
Industrials 16.6%
Ametek, Inc.	38,200	2,027,656
Flowserve Corp.	26,350	1,943,049
Genesee & Wyoming, Inc.*	25,970	2,528,179
IHS, Inc.*	16,440	2,069,960
Jacobs Engineering Group, Inc.*	36,930	2,033,735
Masco Corp.	93,060	1,982,178
Quanta Services, Inc.*	80,430	2,730,599
Regal Beloit Corp.	25,530	1,948,705
Stericycle, Inc.*	19,810	2,265,670
Waste Connections, Inc.	58,150	2,649,896
		22,179,627
Information Technology 20.1%
Altera Corp.	81,240	2,691,481
Dolby Laboratories, Inc.*	51,160	2,125,186
Informatica Corp.*	72,110	2,638,505
Microchip Technology, Inc.	46,480	2,212,448
Nuance Communications, Inc.*	164,140	2,656,606
ON Semiconductor Corp.*	153,130	1,330,700
Open Text Corp.	56,720	2,642,585
Plantronics, Inc.	41,130	1,864,834
Riverbed Technology, Inc.*	135,300	2,749,296
Sapient Corp.*	119,300	1,962,485
Semtech Corp.*	86,230	2,236,806
Skyworks Solutions, Inc.	39,530	1,712,044
		26,822,976

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Materials 4.2%
AptarGroup, Inc.	26,600	$1,771,294
Rockwood Holdings, Inc.	25,130	1,919,178
Steel Dynamics, Inc.	111,410	1,924,051
		5,614,523
Utilities 2.1%
ITC Holdings Corp.	77,510	2,836,866
Total Domestic Common Stocks (Cost $96,776,224)		118,593,930

Foreign Stocks & ADR’s 2.6%
Israel 1.5%
NICE Systems Ltd. ADR	52,310	2,052,122

United Kingdom 1.1%
Shire Ltd. ADR	8,180	1,418,330
Total Foreign Stocks & ADR’s (Cost $2,704,244)		3,470,452

Real Estate Investment Trusts 3.4%
Financials 3.4%
Digital Realty Trust, Inc.(a)	28,440	1,635,300
Federal Realty Investment Trust	8,170	976,479
Home Properties, Inc.(a)	30,630	1,904,573
Total Real Estate Investment Trusts (Cost $4,370,335)		4,516,352

Institutional Money Market Funds 4.4%
State Street Institutional US Government Money Market Fund (Cost $5,933,231)	5,933,231	5,933,231
Total Investments 99.4% (Cost $109,784,034)†		132,513,965

Other Assets in Excess of Liabilities 0.6%		824,743
Net Assets 100.0%		$133,338,708

* Non-income producing.

† Cost for federal income tax purposes is $109,784,034. At May 31, 2014 unrealized appreciation for federal income tax purposes aggregated $22,729,931 of which $23,722,635 related to appreciated securities and $992,704 related to depreciated securities.

(a) Return of capital paid during the fiscal period.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Total Return Bond Fund

(Unaudited)

Fund Profile

at May 31, 2014

Average Effective Duration

Percent of
Duration	Fixed Income Holdings
Less than 1 yr.	37.0%
1 yr. to 2.99 yrs.	4.7%
3 yrs. to 3.99 yrs.	5.5%
4 yrs. to 5.99 yrs.	22.4%
6 yrs. to 7.99 yrs.	24.6%
8 yrs. and over	5.8%

Average Effective Duration 3.7 years*

Top 10 Holdings**

		Maturity	Percent of
Description	Coupon	Date	Net Assets
U.S. Treasury Bill	0.015%	06/05/14	9.1%
FNMA TBA JUN 30YR	4.50%	12/01/99	3.1%
FNMA TBA JUN 15YR	2.50%	12/01/99	3.0%
FNMA AT2016	3.00%	04/01/43	2.3%
FHLMC Q02664	4.50%	08/01/41	2.0%
Retail Opportunity Investments Partnership LP	5.00%	12/15/23	1.4%
WP Carey, Inc.	4.60%	04/01/24	1.3%
Weatherford Int’l. Ltd	5.125%	09/15/20	1.3%
Rowan Cos, Inc.	4.875%	06/01/22	1.3%
GNR 10-33 PX	5.00%	09/20/38	1.3%
Total of Net Assets			26.1%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2014 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 37.6%
U.S. Government Agency Obligations 28.5%
Federal Home Loan Bank 9.1%
Agency Discount Notes:
0.03%, 06/03/14	30,000 M	$29,999,950

Federal Home Loan Mortgage Corporation 4.7%
Collateralized Mortgage Obligations:
FHR3859 JB
5%, 05/15/41	3,000 M	3,342,002

Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	1,761 M	1,791,884

30-Year:
FHLMC A90197
4.5%, 12/01/39	3,413 M	3,708,969
FHLMC Q02664
4.5%, 08/01/41	6,009 M	6,505,678
		10,214,647
Total Federal Home Loan Mortgage Corporation		15,348,533

Federal National Mortgage Association 11.8%
Mortgage-Backed Securities:
15-Year:
FNMA TBA JUN 15YR
2.5%, 12/01/99(a)	9,680 M	9,852,425

30-Year:
FNMA 725423
5.5%, 05/01/34	1,242 M	1,391,065
FNMA 725610
5.5%, 07/01/34	1,166 M	1,305,813
FNMA AD9193
5%, 09/01/40	3,340 M	3,704,326
FNMA AL2860
3%, 12/01/42	2,217 M	2,202,025
FNMA AT2016
3%, 04/01/43	7,600 M	7,535,460
FNMA TBA JUL 30YR
4%, 12/01/99(a)	2,440 M	2,578,013
FNMA TBA JUN 30YR
4.5%, 12/01/99(a)	9,600 M	10,386,000
		29,102,702
Total Federal National Mortgage Association		38,955,127

Government National Mortgage Corporation 2.9%
Collateralized Mortgage Obligations:
GNR 10-33 PX
5%, 09/20/38	3,750 M	4,189,539
GNR 10-169 AW
4.5%, 12/20/40	2,750 M	3,001,471
GNR 12-147 Interest Only
0.6007%, 04/16/54	15,251 M	796,439
		7,987,449
Mortgage-Backed Securities:
30-Year:
GNMA II 005175
4.5%, 09/20/41	1,433 M	1,565,133
Total Government National Mortgage Corporation		9,552,582
Total U.S. Government Agency Obligations		93,856,192

U.S. Treasury Obligations 9.1%
U.S. Treasury Bill
0.015%, 06/05/14	30,000 M	29,999,925
Total U.S. Treasury Obligations		29,999,925
Total U.S. Government Obligations (Cost $122,842,044)		123,856,117

Domestic Corporate Bonds 46.1%
Basic Industry 7.3%
Alfa SAB de CV
5.25%, 03/25/24(b)	2,595 M	2,698,800
Allegheny Technologies, Inc.
5.875%, 08/15/23	3,065 M	3,320,345
Alpha Natural Resources, Inc.
6.25%, 06/01/21	500 M	345,000

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Barrick Gold Corp.
4.1%, 05/01/23	2,270 M	$2,216,548
CF Industries, Inc.
3.45%, 06/01/23	3,065 M	3,045,724
Cornerstone Chemical Co.
9.375%, 03/15/18(b)	1,625 M	1,734,688
Glencore Funding LLC
4.125%, 05/30/23(b)	3,200 M	3,169,837
Methanex Corp.
5.25%, 03/01/22	1,900 M	2,092,236
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	2,100 M	2,155,490
Samarco Mineracao SA
5.75%, 10/24/23(b)	1,785 M	1,863,094
Thompson Creek Metals Co., Inc.
12.5%, 05/01/19	1,200 M	1,353,000
		23,994,762
Capital Goods 1.8%
Packaging Corp of America
4.5%, 11/01/23	2,260 M	2,417,104
Tervita Corp.
10.875%, 02/15/18(b)	2,260 M	2,223,275
9.75%, 11/01/19(b)	1,440 M	1,353,600
		5,993,979
Communications 5.4%
Cequel Communications Holdings I LLC
6.375%, 09/15/20(b)	1,925 M	2,050,125
Cogeco Cable, Inc.
4.875%, 05/01/20(b)	600 M	612,750
DIRECTV Holdings LLC
3.8%, 03/15/22	2,970 M	3,072,664
Interpublic Group of Cos, Inc.
4.2%, 04/15/24	3,100 M	3,205,626
Numericable Group SA
6%, 05/15/22(b)	2,950 M	3,064,312
Rogers Communications, Inc.
4.1%, 10/01/23	1,560 M	1,633,582
T-Mobile USA, Inc.
6.125%, 01/15/22	425 M	452,094
Verizon Communications, Inc.
6.55%, 09/15/43	2,000 M	2,547,928
Videotron Ltd.
5%, 07/15/22	1,165 M	1,198,494
		17,837,575
Consumer Cyclical 3.6%
Brookfield Residential Properties Inc / Brookfield Residential US Corp.
6.125%, 07/01/22(b)	500 M	518,750
Brookfield Residential Properties, Inc.
6.5%, 12/15/20(b)	1,035 M	1,097,100
Chrysler Group LLC
8.25%, 06/15/21	920 M	1,053,400
Ford Motor Credit Co LLC
4.25%, 09/20/22	2,870 M	3,052,974
Macy’s Retail Holdings, Inc.
3.875%, 01/15/22	2,875 M	3,024,147
QVC, Inc.
4.375%, 03/15/23	2,970 M	3,000,665
		11,747,036
Consumer Non-Cyclical 1.5%
Albea Beauty Holdings SA
8.375%, 11/01/19(b)	1,360 M	1,482,400
Pernod-Ricard SA
4.45%, 01/15/22(b)	3,250 M	3,478,875
		4,961,275
Energy 7.0%
Gastar Exploration, Inc.
8.625%, 05/15/18	855 M	884,925
Halcon Resources Corp.
8.875%, 05/15/21	1,470 M	1,572,900
Midstates Petroleum Co., Inc.
9.25%, 06/01/21	2,170 M	2,343,600
Nabors Industries, Inc.
5.1%, 09/15/23(b)	2,175 M	2,366,466
Rowan Cos, Inc.
4.875%, 06/01/22	3,915 M	4,202,682
Schahin II Finance Co SPV Ltd.
5.875%, 09/25/23	2,888 M	2,827,502
Talisman Energy, Inc.
3.75%, 02/01/21	2,410 M	2,484,141
Transocean, Inc.
6.5%, 11/15/20	1,760 M	2,027,006
Weatherford Int’l. Ltd
5.125%, 09/15/20	3,765 M	4,214,620
		22,923,842
Financials 4.0%
Fifth Street Finance Corp.
4.875%, 03/01/19	2,500 M	2,611,337
FirstMerit Corp.
4.35%, 02/04/23	2,845 M	2,984,752
People’s United Financial, Inc.
3.65%, 12/06/22	1,590 M	1,598,821
Prospect Capital Corp.
5%, 07/15/19	2,400 M	2,485,068
Wells Fargo & Co
4.1%, 06/03/26	3,500 M	3,539,015
		13,218,993
Insurance 2.6%
American Int’l. Group, Inc.
5.6%, 10/18/16	2,040 M	2,254,696
Genworth Holdings, Inc.
4.9%, 08/15/23	3,230 M	3,474,288
Infinity Property & Casualty Corp.
5%, 09/19/22	1,940 M	2,040,358
XL Group PLC
6.5%, 12/29/49(c)	785 M	782,056
		8,551,398
Natural Gas 2.7%
Access Midstream Partners LP
6.125%, 07/15/22	1,233 M	1,350,135
NGL Energy Partners LP
6.875%, 10/15/21(b)	1,450 M	1,529,750
Penn Virginia Resource Partners LP
8.375%, 06/01/20	467 M	530,644
PVR Partners LP / Penn Virginia Resource Finance Corp. II
6.5%, 05/15/21	1,515 M	1,639,988
Spectra Energy Capital LLC
3.3%, 03/15/23	2,730 M	2,618,485
TC PipeLines LP
4.65%, 06/15/21	1,105 M	1,178,932
		8,847,934
Real Estate 5.6%
ARC Properties Operating Partnership LP/Clark Acquisition LLC
3%, 02/06/19(b)	1,475 M	1,488,729
CBL & Associates LP
5.25%, 12/01/23	2,490 M	2,650,924
Forestar USA Real Estate Group, Inc.
8.5%, 06/01/22(b)	100 M	104,000
Healthcare Realty Trust, Inc.
5.75%, 01/15/21	775 M	882,906
Piedmont Operating Partnership LP
4.45%, 03/15/24	3,300 M	3,402,835
Retail Opportunity Investments Partnership LP
5%, 12/15/23	4,135 M	4,429,151
UDR, Inc.
4.625%, 01/10/22	1,000 M	1,084,350
WP Carey, Inc.
4.6%, 04/01/24	4,130 M	4,317,919
		18,360,814
Technology 3.3%
Advanced Micro Devices, Inc.
7.75%, 08/01/20	760 M	813,200
Amphenol Corp.
2.55%, 01/30/19	2,050 M	2,091,599
Ericsson LM
4.125%, 05/15/22	2,650 M	2,769,200
Interface Security Systems Holdings, Inc.
9.25%, 01/15/18(b)	2,735 M	2,803,375
Seagate HDD Cayman
4.75%, 06/01/23(b)	2,535 M	2,579,362
		11,056,736
Transportation 1.3%
Penske Truck Leasing Co. LP
2.5%, 03/15/16(b)	2,625 M	2,705,469
Watco Cos LLC
6.375%, 04/01/23(b)	1,546 M	1,584,650
		4,290,119
Total Domestic Corporate Bonds (Cost $146,008,221)		151,784,463

Foreign Bonds 0.9%
Canada 0.9%
Athabasca Oil Corp.
7.5%, 11/19/17(b)
(Cost $2,711,140)	3,040 M	2,832,782

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Institutional Money Market Funds 20.9%
State Street Institutional US Government Money Market Fund (Cost $68,743,930)	68,743,930	68,743,930
Total Investments 105.5% (Cost $340,305,335)†		$347,217,292

Excess of Liabilities Over Other Assets (5.5)%		(18,049,904)

Net Assets 100.0%		$329,167,388

† Cost for federal income tax purposes is $340,305,335. At May 31, 2014 unrealized appreciation for federal income tax purposes aggregated $6,911,957 of which $7,052,912 related to appreciated securities and $140,955 related to depreciated securities.

(a) To be announced. The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the market value of rule 144A securities amounted to $43,342,189 or 13.17% of net assets.

(c) XL Group PLC is currently fixed at 6.5%. On April 15th, 2017 it converts to a variable rate that floats on the 15th of January, April, July, and October. The interest rate will equal the 3-month Libor rate plus 2.4575%.

Statement of Assets and Liabilities

at May 31, 2014 (Unaudited)

		Capital	Common	Conservative	Georgia Municipal
	Balanced	Growth	Stock	Strategies	Bond
Assets
Investments at value	$333,744,600	$109,828,282	$2,489,614,696	$333,019,523	$13,240,865
Cash collateral with futures commission merchant	203,417	—	—	281,226	—
Receivable for securities sold	1,103,152	—	12,189,170	963,380	—
Receivable for fund shares sold	353,811	983	1,548,223	712,478	—
Receivable for interest	538,143	—	—	1,413,236	175,265
Receivable for dividends	488,737	122,909	5,350,236	267,080	—
Receivable for dividend tax reclaims	2,540	—	—	48,875	—
Total Assets	336,434,400	109,952,174	2,508,702,325	336,705,798	13,416,130

Liabilities
Payable for securities purchased	16,324,265	119,946	17,015,713	20,535,232	—
Payable for fund shares repurchased	521,130	71,981	2,395,218	420,337	49,881
Accrued expenses	86,233	37,038	524,572	84,298	10,630
Management fee payable	142,742	64,277	1,144,124	141,064	5,162
Distribution fee payable (Class A Shares)	57,574	21,573	305,257	34,069	—
Distribution fee payable (Class C Shares)	25,873	2,270	69,930	94,384	—
Fund accounting fee payable	9,802	3,352	76,131	9,680	419
Deferred compensation (see note 3)	116,084	54,825	545,924	69,907	5,936
Payable for estimated foreign taxes on unrealized capital gains	—	—	—	43,484	—
Total Liabilities	17,283,703	375,262	22,076,869	21,432,455	72,028
Net Assets	$319,150,697	$109,576,912	$2,486,625,456	$315,273,343	$13,344,102

Net Assets Represent
Capital stock at par value	$158,125	$70,033	$565,782	$224,007	$13,536
Paid-in capital	213,242,644	74,508,757	1,347,410,519	270,797,472	12,197,757
Accumulated undistributed (distributions in excess of) net investment income (loss)	328,306	80,736	6,298,766	(214,177)	15,916
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	8,943,604	16,213,935	98,790,529	3,106,630	96,773
Unrealized appreciation (depreciation) of investments and foreign exchange	96,478,018	18,703,451	1,033,559,860	41,359,411	1,020,120
Net Assets	$319,150,697	$109,576,912	$2,486,625,456	$315,273,343	$13,344,102
Investments at Cost	$237,266,582	$91,124,831	$1,456,054,836	$291,616,669	$12,220,745

Net Asset Value and Maximum Offering Price Per Share
Class A Shares*
Net Assets Applicable to Class A Shares/	$273,367,959	$103,004,545	$1,455,559,375	$161,580,990	N/A
Shares Outstanding	13,545,001	6,551,139	33,075,291	11,464,347	N/A
Net Asset Value per Share	$20.18	$15.72	$44.01	$14.09	N/A
Sales Charge	1.06	0.83	2.32	0.74	N/A
Maximum Offering Price**	$21.24	$16.55	$46.33	$14.83	N/A
Class C Shares*
Net Assets Applicable to Class C Shares/	$30,776,194	$2,762,438	$83,622,092	$113,028,530	N/A
Shares Outstanding	1,521,010	207,633	1,970,457	8,047,839	N/A
Net Asset Value per Share***	$20.23	$13.30	$42.44	$14.04	N/A
Class I Shares*
Net Assets Applicable to Class I Shares/	$15,006,544	$3,809,929	$947,443,989	$40,663,823	$13,344,102
Shares Outstanding	746,470	244,567	21,532,441	2,888,560	1,353,634
Net Asset Value per Share***	$20.10	$15.58	$44.00	$14.08	$9.86

See notes to Statement of Assets and Liabilities at the end of the schedule.

Amounts designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

	Government	Growth	International	Low Duration	Mid
	Securities	Leaders	Equity	Bond	Cap
Assets
Investments at value	$478,995,548	$26,061,803	$161,259,205	$828,161,384	$144,704,505
Cash collateral with futures commission merchant	288,202	—	—	1,783,334	—
Foreign cash (Cost $0, $0, $790,623, $0, $0)	—	—	786,911	—	—
Receivable for securities sold	18	415,655	8,457,924	—	1,075,337
Receivable for fund shares sold	212,735	464	45,910	4,072,466	3,621
Receivable for interest	1,222,210	—	—	4,649,782	—
Receivable for dividends	—	27,918	335,065	—	125,228
Receivable for dividend tax reclaims	—	84	315,436	—	3,309
Variation margin receivable on futures contracts	—	—	—	85,804	—
Total Assets	480,718,713	26,505,924	171,200,451	838,752,770	145,912,000

Liabilities
Payable for securities purchased	50,361,767	197,095	3,234,247	3,496,395	—
Payable for fund shares repurchased	1,209,026	129,653	62,721	2,870,322	264,500
Accrued expenses	125,978	14,985	72,779	159,592	56,745
Management fee payable	170,849	15,431	98,749	326,009	86,142
Distribution fee payable (Class A Shares)	58,101	4,347	26,541	50,556	25,111
Distribution fee payable (Class C Shares)	36,298	749	3,197	—	9,291
Distribution fee payable (Class S Shares)	—	—	—	246,291	—
Fund accounting fee payable	13,461	805	5,150	25,686	4,493
Deferred compensation (see note 3)	185,731	6,640	61,829	328,540	63,453
Payable for estimated foreign taxes on unrealized capital gains	—	—	104,635	—	—
Total Liabilities	52,161,211	369,705	3,669,848	7,503,391	509,735
Net Assets	$428,557,502	$26,136,219	$167,530,603	$831,249,379	$145,402,265

Net Assets Represent
Capital stock at par value	$423,406	$22,095	$80,848	$935,359	$60,665
Paid-in capital	476,741,934	21,426,667	123,302,053	929,507,150	93,001,022
Accumulated undistributed (distributions in excess of) net investment income (loss)	(2,185,791)	17,335	970,616	(2,217,822)	(527,931)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(52,320,196)	1,558,738	11,049,899	(105,163,263)	20,225,444
Unrealized appreciation (depreciation) of investments and foreign exchange	5,898,149	3,111,384	32,127,187	8,187,955	32,643,065
Net Assets	$428,557,502	$26,136,219	$167,530,603	$831,249,379	$145,402,265
Investments at Cost	$473,097,399	$22,950,419	$129,047,380	$817,959,725	$112,061,440

Net Asset Value and Maximum Offering Price Per Share
Class A Shares*
Net Assets Applicable to Class A Shares/	$338,339,146	$20,577,674	$125,994,294	$235,801,585	$118,758,512
Shares Outstanding	33,426,537	1,718,155	6,066,459	26,549,681	4,885,637
Net Asset Value per Share	$10.12	$11.98	$20.77	$8.88	$24.31
Sales Charge	0.23	0.63	1.09	0.09	1.28
Maximum Offering Price**	$10.35	$12.61	$21.86	$8.97	$25.59
Class C Shares*
Net Assets Applicable to Class C Shares/	$41,868,741	$940,113	$3,831,473	N/A	$10,875,617
Shares Outstanding	4,134,739	94,616	192,082	N/A	548,443
Net Asset Value per Share***	$10.13	$9.94	$19.95	N/A	$19.83
Class I Shares*
Net Assets Applicable to Class I Shares/	$48,349,615	$4,618,432	$37,704,836	$10,460,564	$15,768,136
Shares Outstanding	4,779,278	396,695	1,826,265	1,177,685	632,380
Net Asset Value per Share***	$10.12	$11.64	$20.65	$8.88	$24.93
Class S Shares*
Net Assets Applicable to Class S Shares/	N/A	N/A	N/A	$584,987,230	N/A
Shares Outstanding	N/A	N/A	N/A	65,808,534	N/A
Net Asset Value per Share***	N/A	N/A	N/A	$8.89	N/A

See notes to Statement of Assets and Liabilities at the end of the schedule.

Amounts designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

	Small	Sustainable Core	Sustainable Mid Cap	Total Return
	Company	Opportunities	Opportunities	Bond
Assets
Investments at value	$1,127,320,041	$244,391,978	$132,513,965	$347,217,292
Cash collateral with futures commission merchant	—	—	—	208,282
Receivable for securities sold	4,661,925	642,603	972,277	46,613,973
Receivable for fund shares sold	2,836,176	46,292	25,115	6,140,593
Receivable for interest	—	—	—	2,126,800
Receivable for dividends	873,883	450,292	114,849	—
Receivable for dividend tax reclaims	—	3,297	—	—
Receivable from Fund Advisor	—	—	—	11,085
Total Assets	1,135,692,025	245,534,462	133,626,206	402,318,025

Liabilities
Payable for securities purchased	—	1,751,962	—	72,543,656
Payable for fund shares repurchased	1,801,901	13,953	103,445	350,987
Accrued expenses	290,647	63,869	52,844	44,257
Management fee payable	625,126	142,536	78,567	140,565
Distribution fee payable (Class A Shares)	190,728	48,071	27,077	30,386
Distribution fee payable (Class C Shares)	102,101	—	—	21,120
Fund accounting fee payable	35,412	7,434	4,098	9,644
Deferred compensation (see note 3)	562,776	38,542	21,467	10,022
Total Liabilities	3,608,691	2,066,367	287,498	73,150,637
Net Assets	$1,132,083,334	$243,468,095	$133,338,708	$329,167,388

Net Assets Represent
Capital stock at par value	$1,657,621	$126,151	$67,681	$303,560
Paid-in capital	641,040,538	184,666,796	98,608,273	320,802,547
Accumulated undistributed (distributions in excess of) net investment income (loss)	1,740,543	786,662	(308,364)	(289,599)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	167,898,855	(21,978,744)	12,241,187	1,438,903
Unrealized appreciation (depreciation) of investments and foreign exchange	319,745,777	79,867,230	22,729,931	6,911,977
Net Assets	$1,132,083,334	$243,468,095	$133,338,708	$329,167,388
Investments at Cost	$807,574,264	$164,524,748	$109,784,034	$340,305,335

Net Asset Value and Maximum Offering Price Per Share
Class A Shares*
Net Assets Applicable to Class A Shares/	$749,011,314	$229,649,282	$128,646,744	$199,542,318
Shares Outstanding	107,745,469	11,901,080	6,538,287	18,400,529
Net Asset Value per Share	$6.95	$19.30	$19.68	$10.84
Sales Charge	0.37	1.02	1.04	0.25
Maximum Offering Price**	$7.32	$20.32	$20.72	$11.09
Class C Shares*
Net Assets Applicable to Class C Shares/	$120,101,671	N/A	N/A	$36,941,187
Shares Outstanding	21,624,162	N/A	N/A	3,415,073
Net Asset Value per Share***	$5.55	N/A	N/A	$10.82
Class I Shares*
Net Assets Applicable to Class I Shares/	$262,970,349	$13,818,813	$4,691,964	$92,683,883
Shares Outstanding	36,392,473	714,057	229,800	8,540,396
Net Asset Value per Share***	$7.23	$19.35	$20.42	$10.85

See notes to Statement of Assets and Liabilities at the end of the schedule.

Amounts designated as “-” are either $0 or have been rounded to $0.

* The redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

** For the Balanced Fund, Capital Growth Fund, Common Stock Fund, Conservative Strategies Fund, Growth Leaders Fund, International Equity Fund, Mid Cap Fund, Small Company Fund, Sustainable Core Opportunities Fund and Sustainable Mid Cap Opportunities Fund, the maximum offering price is 1000/950 times the net asset value per share. For the Government Securities Fund and Total Return Bond Fund, the maximum offering price is 1000/977.5 times the net asset value per share. For the Low Duration Bond Fund, the maximum offering price is 1000/990 times the net asset value per share.

*** The maximum offering price is equal to the net asset value.

The accompanying notes are an integral part of the financial statements.

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The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the fiscal six months ended May 31, 2014 (Unaudited)

			Capital	Common		Conservative	Georgia Municipal
	Balanced		Growth	Stock		Strategies	Bond
Investment Income
Dividends	$2,334,160	*	$1,017,270 *	$26,891,672	*	$1,422,176 *	$—
Interest	1,291,975		—	4,907		2,819,754	229,658
Total Income	$3,626,135		$1,017,270	$26,896,579		$4,241,930	$229,658
Expenses
Management advisory fee	835,191		383,934	6,734,947		813,798	30,847
Transfer agent fees (Class A Shares)	249,753		109,021	857,269		117,226	—
Transfer agent fees (Class C Shares)	23,860		4,885	60,831		64,194	—
Transfer agent fees (Class I Shares)	7,353		2,771	448,057		15,192	8,610
Transfer agent fees (Class S Shares)	—		—	—		—	—
Custodian fees	17,200		6,665	54,900		20,700	1,850
Distribution expense (Class A Shares)	333,891		128,802	1,794,712		204,614	—
Distribution expense (Class C Shares)	150,892		14,227	399,667		529,702	—
Distribution expense (Class S Shares)	—		—	—		—	—
Accounting and administration services	57,309		20,012	448,330		55,748	2,501
Auditing fees	14,500		5,150	79,000		14,750	3,000
Legal fees	10,900		3,590	80,500		11,050	250
Reports and notices to shareholders	18,750		7,150	55,000		14,000	2,750
Registration and filing fees (Class A Shares)	12,422		14,349	16,465		15,542	—
Registration and filing fees (Class C Shares)	10,153		10,183	13,385		12,404	—
Registration and filing fees (Class I Shares)	5,700		6,298	24,205		12,948	2,624
Registration and filing fees (Class S Shares)	—		—	—		—	—
Directors’ and Chief Compliance Officer’s fees and expenses	23,551		8,526	172,889		21,160	1,051
Other	13,575		1,933	62,079		22,216	693
Total Expenses	1,785,000		727,496	11,302,236		1,945,244	54,176
Expense Reimbursements/Waivers	—		—	—		—	—
Net Expenses	1,785,000		727,496	11,302,236		1,945,244	54,176
Net Investment Income	1,841,135		289,774	15,594,343		2,296,686	175,482
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions or Translations
Net realized gain (loss) from:
Investments	9,613,520		16,246,288	102,685,107		4,265,774	100,817
Futures contracts	(645,804)		—	—		(2,287,800)	—
Foreign currency transactions	62		(1,481)	1,658		(9,452)	—
Net realized gain (loss)	8,967,778		16,244,807	102,686,765		1,968,522	100,817
Net change in unrealized appreciation (depreciation) during the period:
Investments	2,192,177		(12,015,318)	6,412,663		6,584,580 **	174,660
Futures contracts	81,707		—	—		1,499,569	—
Foreign currency translations	—		—	—		(495)	—
Net change in unrealized appreciation (depreciation)	2,273,884		(12,015,318)	6,412,663		8,083,654	174,660
Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions or Translations	11,241,662		4,229,489	109,099,428		10,052,176	275,477
Net Increase (Decrease) in Net Assets from Operations	$13,082,797		$4,519,263	$124,693,771		$12,348,862	$450,959

Amounts designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

	Government	Growth	International		Low Duration	Mid	Small	Sustainable Core
	Securities	Leaders	Equity		Bond	Cap	Company	Opportunities
Investment Income
Dividends	$—	$273,772 *	$2,636,111	*	$—	$1,023,503 *	$9,358,927 *	$2,332,601	*
Interest	6,399,597	—	15		9,071,884	282	2,053	—
Total Income	$6,399,597	$273,772	$2,636,126		$9,071,884	$1,023,785	$9,360,980	$2,332,601
Expenses
Management advisory fee	1,096,482	94,622	566,751		1,974,241	529,065	3,891,210	826,919
Transfer agent fees (Class A Shares)	303,216	21,284	177,467		185,073	153,928	657,248	217,628
Transfer agent fees (Class C Shares)	34,451	2,767	11,160		—	17,643	118,488	—
Transfer agent fees (Class I Shares)	27,689	2,523	6,123		1,000 ^	15,140	193,971	4,647
Transfer agent fees (Class S Shares)	—	—	—		99,183	—	—	—
Custodian fees	18,250	2,325	27,100		29,675	6,450	30,950	7,675
Distribution expense (Class A Shares)	372,639	26,572	153,404		334,506	148,356	1,160,981	279,266
Distribution expense (Class C Shares)	240,214	5,005	18,286		—	55,759	617,351	—
Distribution expense (Class S Shares)	—	—	—		1,723,922	—	—	—
Accounting and administration services	87,036	4,932	29,542		156,675	27,577	223,915	43,103
Auditing fees	18,850	3,325	8,900		32,750	7,750	44,000	12,250
Legal fees	14,400	1,030	6,175		23,800	4,950	37,500	7,700
Reports and notices to shareholders	14,500	3,100	15,450		22,600	13,400	39,500	13,850
Registration and filing fees (Class A Shares)	15,688	12,252	11,136		28,156	10,660	15,216	12,837
Registration and filing fees (Class C Shares)	14,683	11,249	10,439		—	12,347	10,835	—
Registration and filing fees (Class I Shares)	12,864	6,565	5,670		2,654 ^	4,967	16,871	11,263
Registration and filing fees (Class S Shares)	—	—	—		30,293	—	—	—
Directors’ and Chief Compliance Officer’s fees and expenses	35,956	1,954	12,351		63,414	11,557	97,863	15,969
Other	14,254	2,625	34,870		33,719	2,633	33,322	4,771
Total Expenses	2,321,172	202,130	1,094,824		4,741,661	1,022,182	7,189,221	1,457,878
Expense Reimbursements/Waivers	—	—	—		(259,303)	—	—	—
Net Expenses	2,321,172	202,130	1,094,824		4,482,358	1,022,182	7,189,221	1,457,878
Net Investment Income	4,078,425	71,642	1,541,302		4,589,526	1,603	2,171,759	874,723

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions or Translations
Net realized gain (loss) from:
Investments	258,737	1,740,376	15,015,075		7,080,556	20,853,580	172,228,758	9,328,930
Futures contracts	(1,074,024)	—	—		632,841	—	—	—
Foreign currency transactions	—	1,319	(75,726)		—	—	—	(133)
Net realized gain (loss)	(815,287)	1,741,695	14,939,349		7,713,397	20,853,580	172,228,758	9,328,797
Net change in unrealized appreciation (depreciation) during the period:
Investments	6,017,662	(640,856)	(10,032,591	)**	823,970	(11,994,959)	(151,076,747)	1,085,735
Futures contracts	357,521	—	—		(2,013,703)	—	—	—
Foreign currency translations	—	—	16,490		—	1,269	—	—
Net change in unrealized appreciation (depreciation)	6,375,183	(640,856)	(10,016,101)		(1,189,733)	(11,993,690)	(151,076,747)	1,085,735

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions or Translations	5,559,896	1,100,839	4,923,248		6,523,664	8,859,890	21,152,011	10,414,532
Net Increase (Decrease) in Net Assets from Operations	$9,638,321	$1,172,481	$6,464,550		$11,113,190	$8,861,493	$23,323,770	$11,289,255

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

	Sustainable Mid Cap	Total Return
	Opportunities	Bond
Investment Income
Dividends	$584,476 *	$—
Interest	—	3,992,454
Total Income	$584,476	$3,992,454
Expenses
Management advisory fee	458,304	638,708
Transfer agent fees (Class A Shares)	160,007	49,422
Transfer agent fees (Class C Shares)	—	12,856
Transfer agent fees (Class I Shares)	1,881	27,324
Custodian fees	7,765	16,200
Distribution expense (Class A Shares)	159,060	126,073
Distribution expense (Class C Shares)	—	100,320
Accounting and administration services	23,889	43,025
Auditing fees	8,500	13,300
Legal fees	5,600	8,300
Reports and notices to shareholders	13,000	9,400
Registration and filing fees (Class A Shares)	13,919	29,774
Registration and filing fees (Class C Shares)	—	8,663
Registration and filing fees (Class I Shares)	8,361	11,559
Directors’ and Chief Compliance Officer’s fees and expenses	9,050	14,735
Other	6,612	15,091
Total Expenses	875,948	1,124,750
Expense Reimbursements/Waivers	—	(59,430)
Net Expenses	875,948	1,065,320
Net Investment Income (Loss)	(291,472)	2,927,134
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions or Translations
Net realized gain (loss) from:
Investments	12,790,274	1,429,174
Futures contracts	—	(624,576)
Foreign currency transactions	—	1,769
Net realized gain (loss)	12,790,274	806,367
Net change in unrealized appreciation (depreciation) during the period:
Investments	(4,724,274)	6,134,027
Futures contracts	—	649,977
Foreign currency translations	—	20
Net change in unrealized appreciation (depreciation)	(4,724,274)	6,784,024
Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions or Translations	8,066,000	7,590,391
Net Increase (Decrease) in Net Assets from Operations	$7,774,528	$10,517,525

Amounts designated as “-” are either $0 or have been rounded to $0.

* Net of foreign tax withholding of $27,155 in the Sentinel Balanced Fund, $24,296 in the Sentinel Capital Growth Fund, $315,261 in the Sentinel Common Stock Fund, $48,600 in the Sentinel Conservative Strategies Fund, $4,522 in the Sentinel Growth Leaders Fund, $320,335 in the Sentinel International Equity Fund, $6,379 in the Sentinel Mid Cap Fund, $66,158 in the Sentinel Small Company Fund, $23,259 in the Sentinel Sustainable Core Opportunities Fund and $6,723 in the Sentinel Sustainable Mid Cap Opportunities Fund.

** Net of estimated foreign taxes on unrealized capital gains of $43,484 in the Sentinel Conservative Strategies Fund and $104,635 in the Sentinel International Equity Fund.

^ Commenced operations January 31, 2014.

The accompanying notes are an integral part of the financial statements.

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The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	Balanced		Capital Growth
	For the Fiscal		For the Fiscal
	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
	05/31/14	Year Ended	05/31/14	Year Ended
	(Unaudited)	11/30/13	(Unaudited)	11/30/13
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,841,135	$3,314,873	$289,774	$301,699
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	8,967,778	12,410,719	16,244,807	28,887,795
Net change in unrealized appreciation (depreciation)	2,273,884	31,382,270	(12,015,318)	(2,890,194)
Net increase (decrease) in net assets from operations	13,082,797	47,107,862	4,519,263	26,299,300

Distributions to Shareholders
From net investment income
Class A Shares	(1,673,505)	(3,287,492)	(224,506)	(505,151)
Class C Shares	(71,592)	(143,276)	—	—
Class I Shares	(130,231)	(211,905)	(9,472)	(19,571)
From net realized gain on investments, futures contracts and foreign currency transactions
Class A Shares	(9,924,523)	(8,295,000)	(27,046,273)	(20,971,659)
Class C Shares	(1,152,484)	(765,009)	(911,796)	(621,961)
Class I Shares	(766,906)	(413,834)	(981,130)	(796,871)
Return of capital
Class A Shares	—	—	—	—
Class C Shares	—	—	—	—
Class I Shares	—	—	—	—
Total distributions to shareholders	(13,719,241)	(13,116,516)	(29,173,177)	(22,915,213)

From Capital Share Transactions (see note 4)
Net proceeds from sales of shares
Class A Shares	16,370,453	40,068,522	1,771,573	13,362,187
Class C Shares	4,756,729	15,320,074	78,080	597,887
Class I Shares	2,079,835	18,779,583	151,201	169,046
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	10,909,470	10,816,010	26,136,134	20,539,873
Class C Shares	1,122,283	836,727	842,326	559,946
Class I Shares	820,300	597,150	875,636	687,920
	36,059,070	86,418,066	29,854,950	35,916,859
Less: Payments for shares reacquired (less any redemption fees, if applicable)
Class A Shares	(21,262,022)	(33,416,548)	(9,125,621)	(41,889,452)
Class C Shares	(5,641,453)	(5,147,899)	(543,150)	(1,494,007)
Class I Shares	(8,110,004)	(6,522,117)	(181,303)	(967,939)
Increase (decrease) in net assets from capital stock transactions	1,045,591	41,331,502	20,004,876	(8,434,539)
Total Increase (Decrease) in Net Assets for period	409,147	75,322,848	(4,649,038)	(5,050,452)
Net Assets: Beginning of period	$318,741,550	$243,418,702	$114,225,950	$119,276,402
Net Assets: End of period	$319,150,697	$318,741,550	$109,576,912	$114,225,950
Accumulated Undistributed Net Investment Income (Loss)	$328,306	$362,499	$80,736	$24,940

See notes to the Statement of Changes in Net Assets at the end of the schedule.

Amounts designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

	Common Stock		Conservative Strategies		Georgia Municipal Bond		Government Securities
	For the Fiscal		For the Fiscal		For the Fiscal		For the Fiscal
	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
	05/31/14	Year Ended	05/31/14	Year Ended	05/31/14	Year Ended	05/31/14	Year Ended
	(Unaudited)	11/30/13	(Unaudited)	11/30/13	(Unaudited)	11/30/13	(Unaudited)	11/30/13
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$15,594,343	$27,434,179	$2,296,686	$3,523,520	$175,482	$417,381	$4,078,425	$12,554,020
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	102,686,765	70,483,033	1,968,522	2,550,559	100,817	105,090	(815,287)	(44,271,820)
Net change in unrealized appreciation (depreciation)	6,412,663	473,623,042	8,083,654	19,499,138	174,660	(1,049,608)	6,375,183	(8,908,887)
Net increase (decrease) in net assets from operations	124,693,771	571,540,254	12,348,862	25,573,217	450,959	(527,137)	9,638,321	(40,626,687)

Distributions to Shareholders
From net investment income
Class A Shares	(7,891,181)	(14,904,393)	(1,515,569)	(2,707,618)	—	—	(4,882,834)	(15,284,100)
Class C Shares	(128,326)	(241,053)	(608,232)	(817,689)	—	—	(424,896)	(1,501,320)
Class I Shares	(6,520,094)	(11,621,343)	(386,464)	(417,528)	(176,914)^	(416,802)^	(805,750)	(2,996,088)
From net realized gain on investments, futures contracts and foreign currency transactions
Class A Shares	(41,314,160)	(35,966,439)	—	—	—	—	—	(2,053,694)
Class C Shares	(2,311,808)	(1,595,488)	—	—	—	—	—	(311,267)
Class I Shares	(26,643,077)	(20,877,143)	—	—	(105,103)	(333,802)	—	(372,757)
Return of capital
Class A Shares	—	—	—	—	—	—	—	(72,107)
Class C Shares	—	—	—	—	—	—	—	(7,083)
Class I Shares	—	—	—	—	—	—	—	(14,135)
Total distributions to shareholders	(84,808,646)	(85,205,859)	(2,510,265)	(3,942,835)	(282,017)	(750,604)	(6,113,480)	(22,612,551)

From Capital Share Transactions (see note 4)
Net proceeds from sales of shares
Class A Shares	69,711,912	205,051,288	22,813,220	63,556,106	—	—	20,915,421	182,849,735
Class C Shares	6,841,960	20,382,614	19,692,979	35,613,921	—	—	2,215,526	11,212,062
Class I Shares	91,941,258	205,006,681	16,944,111	19,490,838	658,201	1,358,333	4,711,298	38,206,380
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	42,509,929	43,195,032	1,314,243	2,224,212	—	—	3,509,692	13,027,672
Class C Shares	2,204,024	1,670,227	479,017	642,581	—	—	387,103	1,320,547
Class I Shares	25,420,092	23,902,948	174,691	151,706	3,050	9,201	628,337	2,278,564
	238,629,175	499,208,790	61,418,261	121,679,364	661,251	1,367,534	32,367,377	248,894,960
Less: Payments for shares reacquired (less any redemption fees, if applicable)
Class A Shares	(134,048,504)	(281,109,107)	(33,879,635)	(47,328,863)	—	—	(118,281,567)	(510,295,838)
Class C Shares	(4,985,499)	(9,510,212)	(8,436,868)	(15,207,017)	—	—	(19,443,077)	(67,749,215)
Class I Shares	(126,783,489)	(150,834,272)	(7,508,145)	(9,532,898)	(2,587,940)	(3,957,765)	(27,475,177)	(107,922,781)
Increase (decrease) in net assets from capital stock transactions	(27,188,317)	57,755,199	11,593,613	49,610,586	(1,926,689)	(2,590,231)	(132,832,444)	(437,072,874)
Total Increase (Decrease) in Net Assets for period	12,696,808	544,089,594	21,432,210	71,240,968	(1,757,747)	(3,867,972)	(129,307,603)	(500,312,112)
Net Assets: Beginning of period	$2,473,928,648	$1,929,839,054	$293,841,133	$222,600,165	$15,101,849	$18,969,821	$557,865,105	$1,058,177,217
Net Assets: End of period	$2,486,625,456	$2,473,928,648	$315,273,343	$293,841,133	$13,344,102	$15,101,849	$428,557,502	$557,865,105
Accumulated Undistributed Net Investment Income (Loss)	$6,298,766	$5,244,024	$(214,177)	$(598)	$15,916	$17,348	$(2,185,791)	$(150,736)

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

	Growth Leaders		International Equity
	For the Fiscal		For the Fiscal
	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
	05/31/14	Year Ended	05/31/14	Year Ended
	(Unaudited)	11/30/13	(Unaudited)	11/30/13
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$71,642	$70,075	$1,541,302	$1,457,818
Net realized gain (loss) on investments, futures contracts, options written and foreign currency transactions	1,741,695	7,191,031	14,939,349	13,296,251
Net change in unrealized appreciation (depreciation)	(640,856)	(1,368,765)	(10,016,101)	20,421,974
Net increase (decrease) in net assets from operations	1,172,481	5,892,341	6,464,550	35,176,043

Distributions to Shareholders
From net investment income
Class A Shares	(91,730)	—	(1,267,891)	(894,526)
Class C Shares	—	—	—	(1,711)
Class S Shares	—	—	—	—
Class I Shares	(25,202)	(1,690)	(562,747)	(395,112)
From net realized gain on investments and foreign currency transactions
Class A Shares	(5,364,117)	(789,813)	—	—
Class C Shares	(342,662)	(53,181)	—	—
Class I Shares	(1,451,380)	(209,218)	—	—
Total distributions to shareholders	(7,275,091)	(1,053,902)	(1,830,638)	(1,291,349)

From Capital Share Transactions (see note 4)
Net proceeds from sales of shares
Class A Shares	758,090	1,734,318	6,201,219	7,412,174
Class C Shares	51,893	128,475	406,647	455,036
Class S Shares	—	—	—	—
Class I Shares	94,513	50,575	3,192,389	1,761,628
Net asset value of shares issued in Fund reorganizations (see note 5)
Class A Shares	—	—	—	—
Class C Shares	—	—	—	—
Class I Shares	—	—	—	—
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	5,271,825	746,095	1,139,740	798,922
Class C Shares	264,849	40,492	—	1,639
Class S Shares	—	—	—	—
Class I Shares	294,968	43,282	550,216	388,828
	6,736,138	2,743,237	11,490,211	10,818,227
Less: Payments for shares reacquired (less any redemption fees, if applicable)
Class A Shares	(2,652,176)	(4,984,792)	(7,559,028)	(17,709,154)
Class C Shares	(279,964)	(416,745)	(323,165)	(502,336)
Class S Shares	—	—	—	—
Class I Shares	(239,066)	(743,074)	(1,553,067)	(2,662,962)
Increase (decrease) in net assets from capital stock transactions	3,564,932	(3,401,374)	2,054,951	(10,056,225)
Total Increase (Decrease) in Net Assets for period	(2,537,678)	1,437,065	6,688,863	23,828,469
Net Assets: Beginning of period	$28,673,897	$27,236,832	$160,841,740	$137,013,271
Net Assets: End of period	$26,136,219	$28,673,897	$167,530,603	$160,841,740
Accumulated Undistributed Net Investment Income (Loss)	$17,335	$62,625	$970,616	$1,259,952

See notes to the Statement of Changes in Net Assets at the end of the schedule.

Amounts designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

	Low Duration Bond		Mid Cap		Small Company
	For the Fiscal		For the Fiscal		For the Fiscal
	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
	05/31/14	Year Ended	05/31/14	Year Ended	05/31/14	Year Ended
	(Unaudited)	11/30/13	(Unaudited)	11/30/13	(Unaudited)	11/30/13
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$4,589,526	$2,816,752	$1,603	$(351,980)	$2,171,759	$(2,358,005)
Net realized gain (loss) on investments, futures contracts, options written and foreign currency transactions	7,713,397	(7,342,253)	20,853,580	15,605,087	172,228,758	270,110,812
Net change in unrealized appreciation (depreciation)	(1,189,733)	(11,980,890)	(11,993,690)	18,372,133	(151,076,747)	114,209,381
Net increase (decrease) in net assets from operations	11,113,190	(16,506,391)	8,861,493	33,625,240	23,323,770	381,962,188

Distributions to Shareholders
From net investment income
Class A Shares	(2,273,519)	(6,583,300)	—	—	—	(190,190)
Class C Shares	—	—	—	—	—	—
Class S Shares	(4,587,515)	(14,810,926)	—	—	—	—
Class I Shares	(59,399)^^	—	—	—	—	(1,396,668)
From net realized gain on investments and foreign currency transactions
Class A Shares	—	—	(10,875,165)	—	(160,371,985)	(163,157,265)
Class C Shares	—	—	(1,267,171)	—	(30,331,343)	(27,935,969)
Class I Shares	— ^^	—	(2,429,980)	—	(73,958,092)	(88,393,700)
Total distributions to shareholders	(6,920,433)	(21,394,226)	(14,572,316)	—	(264,661,420)	(281,073,792)

From Capital Share Transactions (see note 4)
Net proceeds from sales of shares
Class A Shares	37,082,566	80,400,547	2,131,093	4,268,424	41,353,246	92,078,579
Class C Shares	—	—	288,614	729,183	5,376,363	8,580,667
Class S Shares	99,066,043	254,002,437	—	—	—	—
Class I Shares	10,416,326 ^^	—	912,856	11,164,344	47,977,789	100,158,375
Net asset value of shares issued in Fund reorganizations (see note 5)
Class A Shares	—	—	—	21,367,291	—	—
Class C Shares	—	—	—	7,567,605	—	—
Class I Shares	— ^^	—	—	8,778,040	—	—
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	2,011,457	5,527,366	10,531,947	—	143,989,456	146,951,038
Class C Shares	—	—	1,122,608	—	28,137,450	25,514,187
Class S Shares	4,382,006	13,646,424	—	—	—	—
Class I Shares	55,123 ^^	—	2,249,736	—	55,242,617	73,678,369
	153,013,521	353,576,774	17,236,854	53,874,887	322,076,921	446,961,215
Less: Payments for shares reacquired (less any redemption fees, if applicable)
Class A Shares	(112,519,028)	(321,869,469)	(8,540,787)	(17,628,232)	(98,024,756)	(315,192,065)
Class C Shares	—	—	(1,384,440)	(2,366,183)	(13,362,883)	(32,279,327)
Class S Shares	(212,979,410)	(1,083,482,409)	—	—	—	—
Class I Shares	(63,065)^^	—	(13,536,577)	(4,435,618)	(159,625,956)	(336,816,155)
Increase (decrease) in net assets from capital stock transactions	(172,547,982)	(1,051,775,104)	(6,224,950)	29,444,854	51,063,326	(237,326,332)
Total Increase (Decrease) in Net Assets for period	(168,355,225)	(1,089,675,721)	(11,935,773)	63,070,094	(190,274,324)	(136,437,936)
Net Assets: Beginning of period	$999,604,604	$2,089,280,325	$157,338,038	$94,267,944	$1,322,357,658	$1,458,795,594
Net Assets: End of period	$831,249,379	$999,604,604	$145,402,265	$157,338,038	$1,132,083,334	$1,322,357,658
Accumulated Undistributed Net Investment Income (Loss)	$(2,217,822)	$113,085	$(527,931)	$(529,534)	$1,750,543	$(431,216)

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

	Sustainable Core		Sustainable Mid Cap		Total Return
	Opportunities		Opportunities		Bond
	For the Fiscal		For the Fiscal		For the Fiscal
	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
	05/31/14	Year Ended	05/31/14	Year Ended	05/31/14	Year Ended
	(Unaudited)	11/30/13	(Unaudited)	11/30/13	(Unaudited)	11/30/13
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$874,723	$1,458,892	$(291,472)	$(303,171)	$2,927,134	$4,233,651
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	9,328,797	12,629,813	12,790,274	10,652,125	806,367	3,271,334
Net change in unrealized appreciation (depreciation)	1,085,735	42,702,348	(4,724,274)	21,052,332	6,784,024	(3,295,749)
Net increase (decrease) in net assets from operations	11,289,255	56,791,053	7,774,528	31,401,286	10,517,525	4,209,236

Distributions to Shareholders
From net investment income
Class A Shares	(1,286,158)	(1,332,139)	—	—	(1,873,455)	(2,989,258)
Class C Shares	—	—	—	—	(341,203)	(570,084)
Class I Shares	(88,572)	(82,321)	—	—	(1,029,430)	(1,074,526)
From net realized gain on investments, futures contracts and foreign currency transactions
Class A Shares	—	—	(9,747,898)	(4,382,031)	(1,116,256)	(2,500,682)
Class C Shares	—	—	—	—	(312,324)	(595,904)
Class I Shares	—	—	(246,803)	(338,159)	(725,818)	(507,910)
Total distributions to shareholders	(1,374,730)	(1,414,460)	(9,994,701)	(4,720,190)	(5,398,486)	(8,238,364)

From Capital Share Transactions (see note 4)
Net proceeds from sales of shares
Class A Shares	7,406,822	9,172,805	4,289,045	9,294,272	121,135,980	83,217,040
Class C Shares	—	—	—	—	12,503,383	8,584,604
Class I Shares	1,646,849	2,523,289	1,716,791	1,513,411	41,003,539	56,835,176
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	1,239,313	1,285,737	9,502,175	4,275,652	2,840,604	5,165,350
Class C Shares	—	—	—	—	605,383	1,061,837
Class I Shares	78,107	73,702	152,377	297,048	1,339,941	1,327,002
	10,371,091	13,055,533	15,660,388	15,380,383	179,428,830	156,191,009
Less: Payments for shares reacquired (less any redemption fees, if applicable)
Class A Shares	(12,839,555)	(21,099,364)	(11,417,473)	(14,433,749)	(29,647,005)	(94,398,668)
Class C Shares	—	—	—	—	(2,981,758)	(12,041,607)
Class I Shares	(885,108)	(965,432)	(218,288)	(8,737,925)	(12,379,438)	(19,471,562)
Increase (decrease) in net assets from capital stock transactions	(3,353,572)	(9,009,263)	4,024,627	(7,791,291)	134,420,629	30,279,172
Total Increase (Decrease) in Net Assets for period	6,560,953	46,367,330	1,804,454	18,889,805	139,539,668	26,250,044
Net Assets: Beginning of period	$236,907,142	$190,539,812	$131,534,254	$112,644,449	$189,627,720	$163,377,676
Net Assets: End of period	$243,468,095	$236,907,142	$133,338,708	$131,534,254	$329,167,388	$189,627,720
Accumulated Undistributed Net Investment Income (Loss)	$786,662	$1,286,669	$(308,364)	$(16,892)	$(289,599)	$27,355

Amounts designated as “-” are either $0 or have been rounded to $0.

^ Dividends paid by the Sentinel Georgia Municipal Bond Fund are generally tax-exempt for Federal income tax purposes.

^^ Commenced operations January 31, 2014.

The accompanying notes are an integral part of the financial statements.

Page intentionally left blank.

Financial Highlights

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

			Income from Investment Operations			Less Distributions
				Net gains or
		Net asset	Net	losses on		Dividends	Distributions
Fund/	Fiscal year	value,	investment	securities (both	Total from	(from net	(from		Net asset
Share	(period	beginning	income	realized and	investment	investment	realized	Total	value, end
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period
Balanced Class A
	11/30/09	$12.96	$0.27	$2.55	$2.82	$0.30	$—	$0.30	$15.48
	11/30/10	15.48	0.23	1.11	1.34	0.25	—	0.25	16.57
	11/30/11	16.57	0.26	0.80	1.06	0.28	0.25	0.53	17.10
	11/30/12	17.10	0.23	1.77	2.00	0.30	0.77	1.07	18.03
	11/30/13	18.03	0.23	2.91	3.14	0.26	0.68	0.94	20.23
	05/31/14(U)	20.23	0.12	0.71	0.83	0.13	0.75	0.88	20.18
Balanced Class C
	11/30/09	12.97	0.14	2.55	2.69	0.16	—	0.16	15.50
	11/30/10	15.50	0.09	1.12	1.21	0.10	—	0.10	16.61
	11/30/11	16.61	0.12	0.81	0.93	0.14	0.25	0.39	17.15
	11/30/12	17.15	0.08	1.78	1.86	0.17	0.77	0.94	18.07
	11/30/13	18.07	0.08	2.91	2.99	0.11	0.68	0.79	20.27
	05/31/14(U)	20.27	0.05	0.71	0.76	0.05	0.75	0.80	20.23
Balanced Class I
	11/30/09	12.92	0.21	2.54	2.75	0.29	—	0.29	15.38
	11/30/10	15.38	0.24	1.11	1.35	0.21	—	0.21	16.52
	11/30/11	16.52	0.26	0.80	1.06	0.29	0.25	0.54	17.04
	11/30/12	17.04	0.23	1.76	1.99	0.31	0.77	1.08	17.95
	11/30/13	17.95	0.28	2.89	3.17	0.29	0.68	0.97	20.15
	05/31/14(U)	20.15	0.15	0.70	0.85	0.15	0.75	0.90	20.10
Capital Growth Class A
	11/30/09	12.12	0.05	3.73	3.78	0.02	—	0.02	15.88
	11/30/10	15.88	0.05	1.62	1.67	0.03	—	0.03	17.52
	11/30/11	17.52	0.07	1.61	1.68	0.05	—	0.05	19.15
	11/30/12	19.15	0.08	1.20	1.28	0.07	0.06	0.13	20.30
	11/30/13	20.30	0.05	4.24	4.29	0.10	4.23	4.33	20.26
	05/31/14(U)	20.26	0.04	0.64	0.68	0.04	5.18	5.22	15.72
Capital Growth Class C
	11/30/09	11.57	(0.12)	3.53	3.41	—	—	—	14.98
	11/30/10	14.98	(0.16)	1.52	1.36	—	—	—	16.34
	11/30/11	16.34	(0.15)	1.51	1.36	—	—	—	17.70
	11/30/12	17.70	(0.14)	1.10	0.96	—	0.06	0.06	18.60
	11/30/13	18.60	(0.16)	3.79	3.63	—	4.23	4.23	18.00
	05/31/14(U)	18.00	(0.06)	0.54	0.48	—	5.18	5.18	13.30
Capital Growth Class I
	11/30/09	12.11	0.02	3.71	3.73	0.06	—	0.06	15.78
	11/30/10	15.78	0.05	1.62	1.67	0.03	—	0.03	17.42
	11/30/11	17.42	0.08	1.60	1.68	0.06	—	0.06	19.04
	11/30/12	19.04	0.09	1.19	1.28	0.07	0.06	0.13	20.19
	11/30/13	20.19	0.06	4.21	4.27	0.10	4.23	4.33	20.13
	05/31/14(U)	20.13	0.04	0.64	0.68	0.05	5.18	5.23	15.58

See notes to Financial Highlights at the end of the schedule.

				Ratios/Supplemental Data
			Net assets at	Ratio of		Ratio of net
Fund/	Total		end of	expenses to		investment income		Portfolio
Share	return		period (000	average net		(loss) to average		turnover
Class	(%)*		omitted)	assets (%)		net assets (%)		rate (%)
Balanced Class A
	22.16		$202,968	1.20		1.99		80
	8.74		208,566	1.14		1.43		160
	6.46		207,922	1.13		1.49		162
	12.30		221,036	1.11		1.30		146
	18.15		267,627	1.06		1.22		154
	4.26	++	273,368	1.08	+	1.23	+	31	++
Balanced Class C
	21.00		9,963	2.15		1.00		80
	7.86		11,628	1.97		0.60		160
	5.63		12,109	1.94		0.68		162
	11.30		16,635	1.94		0.48		146
	17.19		30,647	1.86		0.42		154
	3.89	++	30,776	1.85	+	0.46	+	31	++
Balanced Class I
	21.69		3,225	1.62		1.56		80
	8.87		3,501	1.06		1.51		160
	6.49		3,383	1.09		1.52		162
	12.25		5,748	1.11		1.31		146
	18.46		20,468	0.77		1.50		154
	4.41	++	15,007	0.79	+	1.48	+	31	++
Capital Growth Class A
	31.26		117,019	1.45		0.37		26
	10.56		119,626	1.32		0.28		24
	9.61		120,395	1.30		0.37		11
	6.73	#	111,964	1.28		0.41		47
	26.55		107,226	1.28		0.30		75
	4.25	++	103,005	1.29	+	0.57	+	38	++
Capital Growth Class C
	29.47		2,948	2.79		(0.98)		26
	9.08		3,266	2.64		(1.03)		24
	8.32		3,087	2.54		(0.88)		11
	5.46	#	3,471	2.48		(0.78)		47
	24.94		3,202	2.53		(0.95)		75
	3.44	++	2,762	2.82	+	(0.96	)+	38	++
Capital Growth Class I
	30.97		3,435	1.65		0.16		26
	10.59		3,579	1.27		0.34		24
	9.66		4,566	1.27		0.41		11
	6.78	#	3,841	1.23		0.45		47
	26.62		3,797	1.23		0.34		75
	4.27	++	3,810	1.28	+	0.57	+	38	++

The accompanying notes are an integral part of the financial statements.

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

			Income from Investment Operations			Less Distributions
				Net gains or
		Net asset	Net	losses on		Dividends	Distributions
Fund/	Fiscal year	value,	investment	securities (both	Total from	(from net	(from		Net asset
Share	(period	beginning	income	realized and	investment	investment	realized	Total	value, end
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period
Common Stock Class A
	11/30/09	$21.60	$0.24	$5.61	$5.85	$0.24	$—	$0.24	$27.21
	11/30/10	27.21	0.24	2.38	2.62	0.22	—	0.22	29.61
	11/30/11	29.61	0.31	1.70	2.01	0.27	0.02	0.29	31.33
	11/30/12	31.33	0.38	3.93	4.31	0.37	0.43	0.80	34.84
	11/30/13	34.84	0.44	9.50	9.94	0.43	1.04	1.47	43.31
	05/31/14(U)	43.31	0.25	1.92	2.17	0.24	1.23	1.47	44.01
Common Stock Class C
	11/30/09	20.99	—	5.47	5.47	0.05	—	0.05	26.41
	11/30/10	26.41	(0.01)	2.32	2.31	0.02	—	0.02	28.70
	11/30/11	28.70	0.05	1.64	1.69	0.02	0.02	0.04	30.35
	11/30/12	30.35	0.09	3.81	3.90	0.12	0.43	0.55	33.70
	11/30/13	33.70	0.12	9.18	9.30	0.14	1.04	1.18	41.82
	05/31/14(U)	41.82	0.08	1.84	1.92	0.07	1.23	1.30	42.44
Common Stock Class I
	11/30/09	21.62	0.33	5.62	5.95	0.34	—	0.34	27.23
	11/30/10	27.23	0.33	2.39	2.72	0.34	—	0.34	29.61
	11/30/11	29.61	0.43	1.68	2.11	0.37	0.02	0.39	31.33
	11/30/12	31.33	0.49	3.94	4.43	0.48	0.43	0.91	34.85
	11/30/13	34.85	0.56	9.50	10.06	0.56	1.04	1.60	43.31
	05/31/14(U)	43.31	0.31	1.91	2.22	0.30	1.23	1.53	44.00
Conservative Strategies Class A
	11/30/09	9.52	0.32	1.49	1.81	0.34	—	0.34	10.99
	11/30/10	10.99	0.23	0.60	0.83	0.26	—	0.26	11.56
	11/30/11	11.56	0.22	0.22	0.44	0.26	—	0.26	11.74
	11/30/12	11.74	0.16	0.86	1.02	0.21	—	0.21	12.55
	11/30/13	12.55	0.21	1.12	1.33	0.23	—	0.23	13.65
	05/31/14(U)	13.65	0.12	0.45	0.57	0.13	—	0.13	14.09
Conservative Strategies Class C
	11/30/09	9.49	0.22	1.51	1.73	0.26	—	0.26	10.96
	11/30/10	10.96	0.14	0.60	0.74	0.17	—	0.17	11.53
	11/30/11	11.53	0.14	0.21	0.35	0.18	—	0.18	11.70
	11/30/12	11.70	0.08	0.86	0.94	0.14	—	0.14	12.50
	11/30/13	12.50	0.11	1.13	1.24	0.13	—	0.13	13.61
	05/31/14(U)	13.61	0.07	0.44	0.51	0.08	—	0.08	14.04
Conservative Strategies Class I
	11/30/11(A)	11.73	0.21	0.05	0.26	0.28	—	0.28	11.71
	11/30/12	11.71	0.18	0.85	1.03	0.22	—	0.22	12.52
	11/30/13	12.52	0.24	1.13	1.37	0.25	—	0.25	13.64
	05/31/14(U)	13.64	0.14	0.45	0.59	0.15	—	0.15	14.08
Georgia Municipal Bond Class I
	11/30/09	9.64	0.30	0.64	0.94	0.30	0.02	0.32	10.26
	11/30/10	10.26	0.28	0.01	0.29	0.28	0.20	0.48	10.07
	11/30/11	10.07	0.28	0.21	0.49	0.27	0.13	0.40	10.16
	11/30/12	10.16	0.27	0.47	0.74	0.28	0.14	0.42	10.48
	11/30/13	10.48	0.25	(0.55)	(0.30)	0.25	0.20	0.45	9.73
	05/31/14(U)	9.73	0.12	0.21	0.33	0.13	0.07	0.20	9.86

See notes to Financial Highlights at the end of the schedule.

				Ratios/Supplemental Data
						Ratio of expenses to			Ratio of net investment
				Ratio of		average net assets before	Ratio of net		income (loss) to average net
Fund/	Total		Net assets at	expenses to		contractual and	investment income		assets before contractual and	Portfolio
Share	return		end of period	average net		voluntary expense	(loss) to average		voluntary expense	turnover
Class	(%)*		(000 omitted)	assets (%)		reimbursements (%)**	net assets (%)		reimbursements (%)**	rate (%)
Common Stock Class A
	27.36		$820,777	1.24			1.03			19
	9.69		848,513	1.16			0.85			12
	6.80	#	932,204	1.12			0.99			9
	13.99		1,193,721	1.09			1.12			8
	29.53		1,454,446	1.03			1.15			12
	5.15	++	1,455,559	1.00	+		1.19	+		10	++
Common Stock Class C
	26.12		20,592	2.25			0.02			19
	8.74		27,952	2.05			(0.03)			12
	5.90	#	36,587	1.97			0.16			9
	13.03		51,460	1.93			0.28			8
	28.47		78,259	1.84			0.32			12
	4.72	++	83,622	1.82	+		0.37	+		10	++
Common Stock Class I
	27.91		230,822	0.82			1.44			19
	10.06		244,612	0.83			1.17			12
	7.16	#	382,372	0.78			1.36			9
	14.38		684,658	0.75			1.47			8
	29.93		941,223	0.72			1.45			12
	5.29	++	947,444	0.72	+		1.47	+		10	++
Conservative Strategies Class A
	19.51		76,374	1.16			3.15			149
	7.68		91,218	1.15			2.05			326
	3.78		122,315	1.13			1.87			330
	8.78		134,682	1.12			1.33			315
	10.67		166,168	1.03			1.58			279
	4.18	++	161,581	1.06	+		1.71	+		53	++
Conservative Strategies Class C
	18.55		16,764	2.02			2.22			149
	6.82		32,056	1.89			1.29			326
	3.01		53,891	1.83			1.17			330
	8.04		70,037	1.81			0.65			315
	9.99		97,839	1.77			0.83			279
	3.75	++	113,029	1.77	+		1.01	+		53	++
Conservative Strategies Class I
	2.24	++	4,611	1.08	+	1.26+	1.84	+	1.66+	330	++
	8.87		17,882	1.00			1.47			315
	11.01		29,833	0.80			1.79			279
	4.33	++	40,664	0.78	+		2.02	+		53	++
Georgia Municipal Bond Class I
	9.90		28,020	0.69			2.96			21
	2.98		25,251	0.71			2.77			16
	5.07		21,428	0.67			2.76			12
	7.41		18,970	0.68			2.61			5
	(2.95)		15,102	0.72			2.51			4
	3.43	++	13,344	0.79	+		2.56	+		0	^++

The accompanying notes are an integral part of the financial statements.

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

			Income from Investment Operations			Less Distributions
				Net gains or
		Net asset	Net	losses on		Dividends	Distributions
Fund/	Fiscal year	value,	investment	securities (both	Total from	(from net	(from			Net asset
Share	(period	beginning	income	realized and	investment	investment	realized	Return of	Total	value, end of
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	Capital	distributions	period
Government Securities Class A
	11/30/09	$10.57	$0.40	$0.62	$1.02	$0.44	$—	$—	$0.44	$11.15
	11/30/10	11.15	0.31	0.31	0.62	0.37	0.23	—	0.60	11.17
	11/30/11	11.17	0.26	0.05	0.31	0.35	0.41	—	0.76	10.72
	11/30/12	10.72	0.14	0.28	0.42	0.31	—	—	0.31	10.83
	11/30/13	10.83	0.16	(0.66)	(0.50)	0.26	0.03	—	0.29	10.04
	05/31/14(U)	10.04	0.09	0.12	0.21	0.13	—	—	0.13	10.12
Government Securities Class C
	11/30/09	10.57	0.30	0.63	0.93	0.35	—	—	0.35	11.15
	11/30/10	11.15	0.22	0.32	0.54	0.28	0.23	—	0.51	11.18
	11/30/11	11.18	0.18	0.04	0.22	0.27	0.41	—	0.68	10.72
	11/30/12	10.72	0.05	0.30	0.35	0.23	—	—	0.23	10.84
	11/30/13	10.84	0.08	(0.68)	(0.60)	0.17	0.03	—	0.20	10.04
	05/31/14(U)	10.04	0.05	0.13	0.18	0.09	—	—	0.09	10.13
Government Securities Class I
	11/30/09	10.57	0.44	0.61	1.05	0.47	—	—	0.47	11.15
	11/30/10	11.15	0.34	0.30	0.64	0.39	0.23	—	0.62	11.17
	11/30/11	11.17	0.29	0.04	0.33	0.37	0.41	—	0.78	10.72
	11/30/12	10.72	0.16	0.28	0.44	0.33	—	—	0.33	10.83
	11/30/13	10.83	0.19	(0.67)	(0.48)	0.28	0.03	—	0.31	10.04
	05/31/14(U)	10.04	0.10	0.12	0.22	0.14	—	—	0.14	10.12
Growth Leaders Class A
	11/30/09	8.42	0.01	2.29	2.30	—	—	—	—	10.72
	11/30/10	10.72	0.02	0.77	0.79	0.01	—	—	0.01	11.50
	11/30/11	11.50	—	0.66	0.66	0.01	—	—	0.01	12.15
	11/30/12	12.15	0.01	0.63	0.64	—	—	—	—	12.79
	11/30/13	12.79	0.05	2.96	3.01	—	0.50	—	0.50	15.30
	05/31/14(U)	15.30	0.04	0.51	0.55	0.07	3.80	—	3.87	11.98
Growth Leaders Class C
	11/30/09	8.02	(0.10)	2.17	2.07	—	—	—	—	10.09
	11/30/10	10.09	(0.11)	0.71	0.60	—	—	—	—	10.69
	11/30/11	10.69	(0.16)	0.62	0.46	—	—	—	—	11.15
	11/30/12	11.15	(0.20)	0.58	0.38	—	—	—	—	11.53
	11/30/13	11.53	(0.22)	2.63	2.41	—	0.50	—	0.50	13.44
	05/31/14(U)	13.44	(0.12)	0.42	0.30	—	3.80	—	3.80	9.94
Growth Leaders Class I
	11/30/09	8.19	0.02	2.23	2.25	—	—	—	—	10.44
	11/30/10	10.44	0.03	0.75	0.78	—	—	—	—	11.22
	11/30/11	11.22	0.03	0.64	0.67	0.03	—	—	0.03	11.86
	11/30/12	11.86	0.04	0.62	0.66	—	—	—	—	12.52
	11/30/13	12.52	0.06	2.89	2.95	—	0.50	—	0.50	14.97
	05/31/14(U)	14.97	0.05	0.49	0.54	0.07	3.80	—	3.87	11.64

See notes to Financial Highlights at the end of the schedule.

				Ratios/Supplemental Data
						Ratio of expenses to			Ratio of net investment
			Net assets at	Ratio of		average net assets before	Ratio of net		income (loss) to average net
Fund/	Total		end of	expenses to		contractual and	investment income		assets before contractual and	Portfolio
Share	return		period (000	average net		voluntary expense	(loss) to average		voluntary expense	turnover
Class	(%)*		omitted)	assets (%)		reimbursements (%)**	net assets (%)		reimbursements (%)**	rate (%)
Government Securities Class A
	9.83		$606,365	0.91			3.67			283
	5.85		630,098	0.83			2.82			649
	2.99		677,462	0.80			2.42			688
	3.94		791,599	0.81			1.29			581
	(4.75)		429,416	0.83			1.54			795
	2.13	++	338,339	0.91	+		1.77	+		90	++
Government Securities Class C
	8.91		68,428	1.71			2.75			283
	5.08		91,383	1.59			2.03			649
	2.11		84,985	1.59			1.65			688
	3.26		120,709	1.59			0.50			581
	(5.61)		58,371	1.63			0.73			795
	1.79	++	41,869	1.76	+		0.92	+		90	++
Government Securities Class I
	10.18		96,802	0.63			4.02			283
	6.12		82,552	0.60			3.07			649
	3.22		69,001	0.57			2.71			688
	4.21		145,869	0.57			1.52			581
	(4.51)		70,078	0.60			1.76			795
	2.25	++	48,350	0.69	+		1.99	+		90	++
Growth Leaders Class A
	27.32		30,438	1.59		1.67	0.14		0.06	42
	7.36		30,853	1.59			0.17			41
	5.77		24,510	1.58			(0.01)			27
	5.27		20,548	1.58		1.59	0.05		0.04	53
	24.45		21,731	1.42		1.52	0.33		0.23	117
	4.53	++	20,578	1.41	+		0.62	+		22	++
Growth Leaders Class C
	25.81		2,533	2.83		2.92	(1.10)		(1.19)	42
	5.95		2,321	2.88			(1.11)			41
	4.30		1,509	2.99			(1.42)			27
	3.41		1,275	3.40			(1.76)			53
	21.80		1,216	3.55			(1.80)			117
	2.91	++	940	4.50	+		(2.47	)+		22	++
Growth Leaders Class I
	27.47		3,191	1.54		1.58	0.21		0.18	42
	7.49		3,466	1.45			0.33			41
	5.96		4,765	1.38			0.23			27
	5.56		5,414	1.31			0.34			53
	24.54		5,727	1.29			0.46			117
	4.58	++	4,618	1.24	+		0.77	+		22	++

The accompanying notes are an integral part of the financial statements.

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

			Income from Investment Operations			Less Distributions
				Net gains or
		Net asset	Net	losses on		Dividends	Distributions
Fund/		value,	investment	securities (both	Total from	(from net	(from		Net asset
Share	Fiscal year	beginning	income	realized and	investment	investment	realized	Total	value, end
Class	(period ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period
International Equity Class A
	11/30/09	$11.11	$0.13	$4.34	$4.47	$0.22	$—	$0.22	$15.36
	11/30/10	15.36	0.12	1.00	1.12	0.17	—	0.17	16.31
	11/30/11	16.31	0.19	(1.15)	(0.96)	0.32	—	0.32	15.03
	11/30/12	15.03	0.18	0.98	1.16	0.16	—	0.16	16.03
	11/30/13	16.03	0.16	4.13	4.29	0.14	—	0.14	20.18
	05/31/14(U)	20.18	0.18	0.62	0.80	0.21	—	0.21	20.77
International Equity Class C
	11/30/09	10.80	(0.05)	4.24	4.19	0.01	—	0.01	14.98
	11/30/10	14.98	(0.10)	0.97	0.87	—	—	—	15.85
	11/30/11	15.85	(0.05)	(1.11)	(1.16)	0.10	—	0.10	14.59
	11/30/12	14.59	(0.06)	0.96	0.90	—	—	—	15.49
	11/30/13	15.49	(0.11)	3.97	3.86	0.01	—	0.01	19.34
	05/31/14(U)	19.34	0.02	0.59	0.61	—	—	—	19.95
International Equity Class I
	11/30/09	11.10	0.17	4.31	4.48	0.28	—	0.28	15.30
	11/30/10	15.30	0.17	1.00	1.17	0.21	—	0.21	16.26
	11/30/11	16.26	0.23	(1.13)	(0.90)	0.37	—	0.37	14.99
	11/30/12	14.99	0.26	0.98	1.24	0.24	—	0.24	15.99
	11/30/13	15.99	0.26	4.11	4.37	0.23	—	0.23	20.13
	05/31/14(U)	20.13	0.24	0.61	0.85	0.33	—	0.33	20.65
Low Duration Bond Class A
	11/30/09	9.03	0.26	0.37	0.63	0.32	—	0.32	9.34
	11/30/10	9.34	0.16	0.04	0.20	0.25	—	0.25	9.29
	11/30/11	9.29	0.11	0.01	0.12	0.21	—	0.21	9.20
	11/30/12	9.20	0.06	(0.02)	0.04	0.18	—	0.18	9.06
	11/30/13	9.06	0.03	(0.10)	(0.07)	0.15	—	0.15	8.84
	05/31/14(U)	8.84	0.05	0.07	0.12	0.08	—	0.08	8.88
Low Duration Bond Class I
	05/31/14(B)(U)	8.82	0.05	0.07	0.12	0.06	—	0.06	8.88
Low Duration Bond Class S
	11/30/09	9.03	0.21	0.38	0.59	0.28	—	0.28	9.34
	11/30/10	9.34	0.12	0.04	0.16	0.21	—	0.21	9.29
	11/30/11	9.29	0.07	0.01	0.08	0.17	—	0.17	9.20
	11/30/12	9.20	0.02	(0.01)	0.01	0.14	—	0.14	9.07
	11/30/13	9.07	0.01	(0.12)	(0.11)	0.12	—	0.12	8.84
	05/31/14(U)	8.84	0.05	0.07	0.12	0.07	—	0.07	8.89

See notes to Financial Highlights at the end of the schedule.

				Ratios/Supplemental Data
						Ratio of expenses to				Ratio of net investment
				Ratio of		average net assets before		Ratio of net		income (loss) to average net
Fund/			Net assets at	expenses to		contractual and		investment income		assets before contractual		Portfolio
Share	Total return		end of period	average net		voluntary expense		(loss) to average		and voluntary expense		turnover
Class	(%)*		(000 omitted)	assets (%)		reimbursements (%)**		net assets (%)		reimbursements (%)**		rate (%)
International Equity Class A
	40.97		$148,091	1.60				1.05				17
	7.35		151,462	1.45				0.77				20
	(6.11)		111,332	1.43				1.16				28
	7.84		106,173	1.49				1.17				37
	26.93		122,646	1.44				0.91				52
	4.00	++	125,994	1.43	+			1.81	+			31	++
International Equity Class C
	38.87		3,622	3.10				(0.41)				17
	5.81		3,736	2.89				(0.68)				20
	(7.42)		3,207	2.89				(0.30)				28
	6.17		2,953	3.05				(0.40)				37
	24.92		3,634	3.04				(0.66)				52
	3.15	++	3,831	3.07	+			0.19	+			31	++
International Equity Class I
	41.33		7,646	1.34				1.34				17
	7.74		8,218	1.08				1.13				20
	(5.77)		26,691	1.05				1.42				28
	8.45		27,887	0.94				1.72				37
	27.64		34,561	0.89				1.48				52
	4.27	++	37,705	0.91	+			2.39	+			31	++
Low Duration Bond Class A
	7.05		778,020	0.93				2.85				52
	2.12		1,068,841	0.84				1.76				47
	1.27		887,005	0.84				1.19				42
	0.40		554,187	0.86				0.65				27
	(0.82)		307,959	0.89				0.37				16
	1.32	++	235,802	0.96	+			1.13	+			36	++
Low Duration Bond Class I
	1.40	++	10,461	0.70	+			1.67	+			36	++
Low Duration Bond Class S
	6.61		1,077,049	1.34				2.26				52
	1.70		2,495,441	1.26				1.30				47
	0.85		2,068,558	1.25				0.79				42
	0.11		1,535,093	1.25				0.27				27
	(1.19)		691,645	1.13		1.27		0.12		(0.03)		16
	1.36	++	584,987	1.08	+	1.17	+	1.03	+	0.94	+	36	++

The accompanying notes are an integral part of the financial statements.

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

			Income from Investment Operations			Less Distributions
				Net gains or
		Net asset	Net	losses on		Dividends	Distributions
Fund/	Fiscal year	value,	investment	securities (both	Total from	(from net	(from		Net asset
Share	(period	beginning	income	realized and	investment	investment	realized	Total	value, end
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period
Mid Cap Class A
	11/30/09	$10.66	$(0.08)	$2.88	$2.80	$—	$—	$—	$13.46
	11/30/10	13.46	(0.09)	2.79	2.70	—	—	—	16.16
	11/30/11	16.16	(0.11)	1.83	1.72	—	—	—	17.88
	11/30/12	17.88	(0.09)	1.60	1.51	—	—	—	19.39
	11/30/13	19.39	(0.06)	5.91	5.85	—	—	—	25.24
	05/31/14(U)	25.24	—	1.40	1.40	—	2.33	2.33	24.31
Mid Cap Class C
	11/30/09	9.56	(0.25)	2.55	2.30	—	—	—	11.86
	11/30/10	11.86	(0.28)	2.43	2.15	—	—	—	14.01
	11/30/11	14.01	(0.30)	1.58	1.28	—	—	—	15.29
	11/30/12	15.29	(0.28)	1.37	1.09	—	—	—	16.38
	11/30/13	16.38	(0.23)	4.96	4.73	—	—	—	21.11
	05/31/14(U)	21.11	(0.10)	1.15	1.05	—	2.33	2.33	19.83
Mid Cap Class I
	11/30/09	10.72	(0.04)	2.89	2.85	—	—	—	13.57
	11/30/10	13.57	(0.04)	2.83	2.79	—	—	—	16.36
	11/30/11	16.36	(0.05)	1.85	1.80	—	—	—	18.16
	11/30/12	18.16	(0.04)	1.62	1.58	—	—	—	19.74
	11/30/13	19.74	0.02	6.04	6.06	—	—	—	25.80
	05/31/14(U)	25.80	0.06	1.40	1.46	—	2.33	2.33	24.93
Small Company Class A
	11/30/09	4.75	(0.02)	1.22	1.20	—	—	—	5.95
	11/30/10	5.95	(0.02)	1.35	1.33	—	—	—	7.28
	11/30/11	7.28	(0.04)	0.71	0.67	—	—	—	7.95
	11/30/12	7.95	—	0.70	0.70	—	0.69	0.69	7.96
	11/30/13	7.96	(0.02)	2.25	2.23	—	1.67	1.67	8.52
	05/31/14(U)	8.52	0.01	0.12	0.13	—	1.70	1.70	6.95
Small Company Class C
	11/30/09	4.35	(0.05)	1.11	1.06	—	—	—	5.41
	11/30/10	5.41	(0.07)	1.23	1.16	—	—	—	6.57
	11/30/11	6.57	(0.09)	0.64	0.55	—	—	—	7.12
	11/30/12	7.12	(0.05)	0.61	0.56	—	0.69	0.69	6.99
	11/30/13	6.99	(0.06)	1.91	1.85	—	1.67	1.67	7.17
	05/31/14(U)	7.17	(0.01)	0.09	0.08	—	1.70	1.70	5.55
Small Company Class I
	11/30/09	4.78	0.01	1.23	1.24	—	—	—	6.02
	11/30/10	6.02	0.01	1.37	1.38	—	—	—	7.40
	11/30/11	7.40	—	0.71	0.71	—	—	—	8.11
	11/30/12	8.11	0.02	0.72	0.74	—	0.69	0.69	8.16
	11/30/13	8.16	0.01	2.32	2.33	0.04	1.67	1.71	8.78
	05/31/14(U)	8.78	0.03	0.12	0.15	—	1.70	1.70	7.23

See notes to Financial Highlights at the end of the schedule.

				Ratios/Supplemental Data
			Net assets at	Ratio of		Ratio of net
Fund/	Total		end of	expenses to		investment income	Portfolio
Share	return		period (000	average net		(loss) to average	turnover
Class	(%)*		omitted)	assets (%)		net assets (%)	rate (%)
Mid Cap Class A
	26.27		$74,507	1.67		(0.67)	63
	20.06		85,756	1.50		(0.64)	33
	10.64	#	86,126	1.43		(0.61)	42
	8.45		83,753	1.41		(0.49)	25
	30.17	#	118,734	1.35		(0.25)	47
	5.88	++	118,759	1.33	+	0.00 +	27	++
Mid Cap Class C
	24.06		2,383	3.36		(2.35)	63
	18.13		2,689	3.07		(2.21)	33
	9.14	#	3,724	2.80		(1.98)	42
	7.13		3,534	2.64		(1.73)	25
	28.88	#	11,528	2.27		(1.20)	47
	5.32	++	10,876	2.34	+	(0.99)+	27	++
Mid Cap Class I
	26.59		5,611	1.36		(0.36)	63
	20.56		6,543	1.10		(0.25)	33
	11.00	#	7,086	1.09		(0.28)	42
	8.70		6,981	1.12		(0.20)	25
	30.70	#	27,075	0.96		0.10	47
	5.99	++	15,768	0.98	+	0.52 +	27	++
Small Company Class A
	25.26		1,047,330	1.28		(0.31)	30
	22.35		1,122,623	1.17		(0.37)	32
	9.20		1,093,043	1.10		(0.44)	37
	9.63		815,661	1.14		(0.05)	33
	34.79		808,145	1.21		(0.24)	23
	1.82	++	749,011	1.19	+	0.32 +	21	++
Small Company Class C
	24.37		153,790	2.12		(1.14)	30
	21.44		166,931	1.93		(1.14)	32
	8.37		153,765	1.85		(1.20)	37
	8.70		119,594	1.89		(0.79)	33
	33.94		128,521	1.93		(0.97)	23
	1.37	++	120,102	1.93	+	(0.43)+	21	++
Small Company Class I
	25.94		624,302	0.76		0.19	30
	22.92		924,047	0.72		0.08	32
	9.59		1,153,094	0.68		(0.03)	37
	9.96		523,540	0.79		0.31	33
	35.40		385,692	0.81		0.17	23
	2.04	++	262,970	0.84	+	0.73 +	21	++

The accompanying notes are an integral part of the financial statements.

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

			Income from Investment Operations			Less Distributions
				Net gains or
		Net asset	Net	losses on		Dividends	Distributions
Fund/	Fiscal year	value,	investment	securities (both	Total from	(from net	(from		Net asset
Share	(period	beginning	income	realized and	investment	investment	realized	Total	value, end
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period
Sustainable Core Opportunities Class A
	11/30/09	$8.60	$0.04	$2.29	$2.33	$0.04	$—	$0.04	$10.89
	11/30/10	10.89	0.04	1.03	1.07	0.04	—	0.04	11.92
	11/30/11	11.92	0.06	0.63	0.69	0.04	—	0.04	12.57
	11/30/12	12.57	0.09	1.66	1.75	0.06	—	0.06	14.26
	11/30/13	14.26	0.11	4.25	4.36	0.11	—	0.11	18.51
	05/31/14(U)	18.51	0.07	0.83	0.90	0.11	—	0.11	19.30
Sustainable Core Opportunities Class I
	11/30/09	8.63	0.09	2.30	2.39	0.07	—	0.07	10.95
	11/30/10	10.95	0.08	1.03	1.11	0.09	—	0.09	11.97
	11/30/11	11.97	0.10	0.64	0.74	0.09	—	0.09	12.62
	11/30/12	12.62	0.13	1.67	1.80	0.11	—	0.11	14.31
	11/30/13	14.31	0.15	4.25	4.40	0.14	—	0.14	18.57
	05/31/14(U)	18.57	0.09	0.82	0.91	0.13	—	0 .13	19.35
Sustainable Mid Cap Opportunities Class A
	11/30/09	9.36	(0.09)	2.71	2.62	—	0.60	0.60	11.38
	11/30/10	11.38	(0.08)	2.70	2.62	—	—	—	14.00
	11/30/11	14.00	(0.09)	1.52	1.43	—	—	—	15.43
	11/30/12	15.43	(0.07)	0.87	0.80	—	—	—	16.23
	11/30/13	16.23	(0.05)	4.57	4.52	—	0.68	0.68	20.07
	05/31/14(U)	20.07	(0.04)	1.22	1.18	—	1.57	1.57	19.68
Sustainable Mid Cap Opportunities Class I
	11/30/09	9.84	(0.23)	2.81	2.58	—	0.60	0.60	11.82
	11/30/10	11.82	(0.18)	2.79	2.61	—	—	—	14.43
	11/30/11	14.43	(0.10)	1.59	1.49	—	—	—	15.92
	11/30/12	15.92	(0.06)	0.88	0.82	—	—	—	16.74
	11/30/13	16.74	(0.01)	4.71	4.70	—	0.68	0.68	20.76
	05/31/14(U)	20.76	(0.05)	1.28	1.23	—	1.57	1.57	20.42

See notes to Financial Highlights at the end of the Schedule.

				Ratios/Supplemental Data
						Ratio of expenses to		Ratio of net investment
				Ratio of		average net assets before	Ratio of net	income (loss) to average net
Fund/	Total		Net assets at	expenses to		contractual and	investment income	assets before contractual and	Portfolio
Share	return		end of period	average net		voluntary expense	(loss) to average	voluntary expense	turnover
Class	(%)*		(000 omitted)	assets (%)		reimbursements (%)**	net assets (%)	reimbursements (%)**	rate (%)
Sustainable Core Opportunities Class A
	27.27		180,582	1.47		1.50	0.39	0.36	12
	9.80		179,907	1.35			0.34		11
	5.79		172,858	1.34			0.45		7
	14.00		182,345	1.32			0.66		4
	30.74		224,489	1.26			0.67		14
	4.87	++	229,649	1.24	+		0.73 +		13	++
Sustainable Core Opportunities Class I
	27.99		11,189	0.86		0.96	1.00	0.90	12
	10.18		10,479	0.95			0.73		11
	6.15		8,483	1.00			0.79		7
	14.38		8,194	1.04			0.94		4
	31.05		12,418	1.00			0.93		14
	4.94	++	13,819	1.05	+		0.93 +		13	++
Sustainable Mid Cap Opportunities Class A
	29.99		100,590	1.61			(0.94)		29
	23.02		110,749	1.42			(0.64)		11
	10.21		109,185	1.39			(0.62)		8
	5.18		104,293	1.41			(0.45)		117
	28.96		128,441	1.35			(0.26)		45
	6.17	++	128,647	1.34	+		(0.44)+		32	++
Sustainable Mid Cap Opportunities Class I
	28.00		1,119	2.85			(2.18)		29
	22.08		1,767	2.14		2.26	(1.37)	(1.49)	11
	10.33		1,805	1.38		1.76	(0.62)	(0.99)	8
	5.15		8,351	1.33			(0.36)		117
	29.15		3,093	1.15			(0.04)		45
	6.21	++	4,692	1.34	+		(0.47)+		32	++

The accompanying notes are an integral part of the financial statements.

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

			Income from Investment Operations			Less Distributions
				Net gains or
		Net asset	Net	losses on		Dividends	Distributions
	Fiscal year	value,	investment	securities (both	Total from	(from net	(from		Net asset
Fund/Share	(period	beginning	income	realized and	investment	investment	realized	Total	value, end
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period
Total Return Bond Class A
	11/30/11(A)	$10.00	$0.24	$0.18	$0.42	$0.28	$—	$0.28	$10.14
	11/30/12	10.14	0.21	1.01	1.22	0.25	0.18	0.43	10.93
	11/30/13	10.93	0.25	—	0.25	0.28	0.25	0.53	10.65
	05/31/14(U)	10.65	0.13	0.34	0.47	0.15	0.13	0.28	10.84
Total Return Bond Class C
	11/30/11(A)	10.00	0.23	0.18	0.41	0.28	—	0.28	10.13
	11/30/12	10.13	0.17	1.02	1.19	0.23	0.18	0.41	10.91
	11/30/13	10.91	0.20	(0.01)	0.19	0.22	0.25	0.47	10.63
	05/31/14(U)	10.63	0.11	0.34	0.45	0.13	0.13	0.26	10.82
Total Return Bond Class I
	11/30/11(A)	10.00	0.25	0.19	0.44	0.30	—	0.30	10.14
	11/30/12	10.14	0.23	1.02	1.25	0.27	0.18	0.45	10.94
	11/30/13	10.94	0.29	(0.03)	0.26	0.29	0.25	0.54	10.66
	05/31/14(U)	10.66	0.14	0.34	0.48	0.16	0.13	0.29	10.85

*Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge nor a CDSC is reflected in the calculation of total return. Total returns would have been lower in applicable years where the Advisor had not waived a portion of its fee.

**Expense reductions are comprised of the contractual and voluntary expense reimbursements as described in Note (3), if applicable.

+ Annualized.

++ Not Annualized.

(A) Commenced operations December 17, 2010.

(B) Commenced operations January 31, 2014.

(U) Unaudited.

# Includes the impact of proceeds received and credited to the Funds resulting from class action settlements, which enhanced the performance for the Sentinel Common Stock Fund Class A by 0.04%, Sentinel Common Stock Fund Class C by 0.07%, Sentinel Common Stock Fund Class I by 0.04%, Sentinel Mid Cap Fund Class A by 0.08%, Sentinel Mid Cap Fund Class C by 0.08% and Sentinel Mid Cap Fund Class I by 0.06% for the fiscal year ended November 30, 2011; Sentinel Capital Growth Fund Class A by 0.16%, Sentinel Capital Growth Fund Class C by 0.17% and Sentinel Capital Growth Fund Class I by 0.16% for the fiscal year ended November 30, 2012; and Sentinel Mid Cap Fund Class A by 0.05%, Sentinel Mid Cap Fund Class C by 0.06% and Sentinel Mid Cap Fund Class I by 0.05% for the fiscal year ended November 30, 2013.

Per share net investment (income) loss and net realized and unrealized gains (losses) for each Fund are calculated utilizing the average shares method unless otherwise noted.

Amounts designated as “—” are either zero or represent less than $0.005 or $(0.005).

^ Represents less than 0.5%.

See notes to Financial Highlights at the end of the schedule.

				Ratios/Supplemental Data
						Ratio of expenses to				Ratio of net investment
				Ratio of		average net assets before		Ratio of net		income (loss) to average net
	Total		Net assets at	expenses to		contractual and		investment income		assets before contractual and		Portfolio
Fund/Share	return		end of period	average net		voluntary expense		(loss) to average		voluntary expense		turnover
Class	(%)*		(000 omitted)	assets (%)		reimbursements (%)**		net assets (%)		reimbursements (%)**		rate (%)
Total Return Bond Class A
	4.28	++	$23,856	0.95	+			2.46	+			784	++
	12.34		111,263	0.94		0.96		2.00		1.98		915
	2.33		102,138	0.89		0.95		2.38		2.32		499
	4.49	++	199,542	0.89	+	0.94	+	2.48	+	2.42	+	134	++
Total Return Bond Class C
	4.16	++	14,205	1.04	+			2.40	+			784	++
	12.02		29,323	1.35		1.37		1.62		1.60		915
	1.79		26,222	1.42		1.48		1.88		1.81		499
	4.22	++	36,941	1.41	+	1.46	+	2.02	+	1.97	+	134	++
Total Return Bond Class I
	4.40	++	11,070	0.82	+			2.60	+			784	++
	12.59		22,792	0.77		0.79		2.20		2.19		915
	2.46		61,268	0.73		0.79		2.69		2.63		499
	4.55	++	92,684	0.72	+	0.77	+	2.69	+	2.64	+	134	++

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

(1) Organization:

Sentinel Group Funds, Inc. (“Company”) is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Company currently consists of fourteen separate series (each individually referred to as a “Fund”) with the following share classes offered:

FUND NAME	SHARE CLASSES OFFERED
Sentinel Balanced Fund	Class A, Class C and Class I
Sentinel Capital Growth Fund	Class A, Class C and Class I
Sentinel Common Stock Fund	Class A, Class C and Class I
Sentinel Conservative Strategies Fund	Class A, Class C and Class I
Sentinel Georgia Municipal Bond Fund (a non-diversified series)	Class I
Sentinel Government Securities Fund	Class A, Class C and Class I
Sentinel Growth Leaders Fund (a non-diversified series)	Class A, Class C and Class I
Sentinel International Equity Fund	Class A, Class C and Class I
Sentinel Low Duration Bond Fund (formerly known as Short Maturity Government Fund prior to January 31, 2014)	Class A, Class I and Class S
Sentinel Mid Cap Fund	Class A, Class C and Class I
Sentinel Small Company Fund	Class A, Class C and Class I
Sentinel Sustainable Core Opportunities Fund	Class A and Class I
Sentinel Sustainable Mid Cap Opportunities Fund	Class A and Class I
Sentinel Total Return Bond Fund	Class A, Class C and Class I

Each Fund has its own investment objectives. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable.

(2) Significant Accounting Policies:

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make certain estimates and assumptions at the date of the financial statements that affect the reported amounts and disclosures on the financial statements. Actual results could differ from the estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

A. Security Valuation:

Equity securities that are traded on a national or foreign securities exchange and over-the-counter (“OTC”) securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. OTC securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in cleared or non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of Directors (the “Board”). The Board has delegated this responsibility to the Sentinel Valuation Committee (the “Valuation Committee”), established by Sentinel Asset Management, Inc. (“SAMI”), a subsidiary of NLV Financial Corporation, and subject to its review and supervision.

The Funds may use one or more independent pricing services, as approved by the Board. Such independent pricing services shall provide their daily evaluations directly to the Funds’ custodian bank and fund accounting service provider, State Street Bank and Trust Company (“SSB”). Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator and a subsidiary of SAMI, shall have an oversight role over the daily accounting process. Portfolio securities for which market quotations are readily available shall be valued at current market value; other securities and assets shall be valued at fair value as determined in good faith by SAMI, which may act through its Valuation Committee, subject to the overall oversight of the Board or its Audit Committee.

The Valuation Committee, SSB and SASI perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings to review underlying methodologies, policies and procedures with respect to valuations, 2) daily monitoring of significant events that may impact markets and valuations, 3) daily comparisons of security valuations versus prior day valuations for all securities with additional follow-up procedures implemented for those that exceed established thresholds, and 4) daily reviews of stale valuations and manually priced securities which may be subjected to additional procedures at the discretion of the Valuation Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored by SAMI for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics.

Notes to Financial Statements

B. Fair Value Measurement:

In response to the Financial Accounting Standards Board’s issuance of Accounting Standards Update 2011-4, which contains amendments designed to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and International Financial Reporting Standards, management has evaluated the implications of these amendments on the financial statements and included disclosures, where applicable, to address the following concerns:

(1)      Information about transfers between Level 1 and Level 2 of the fair value hierarchy.

(2)      Information about the sensitivity of a fair value measurement categorized within Level 3 of the fair value hierarchy to changes in unobservable inputs and any interrelationships between those unobservable inputs.

(3)      The categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position, but for which the fair value of such items is required to be disclosed.

In accordance with GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

•                  Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts (“ADRs”), domestic Exchange Traded Funds, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

•                  Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, foreign Exchange Traded Funds, forward foreign currency contracts, cleared derivatives, non-exchange traded derivatives and OTC securities (including some ADRs) not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RIC’s) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.

•                  Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Valuation Committee’s own assumptions in determining the fair value of investments).

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided would be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments would be classified as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. There have been no significant changes in valuation techniques during the fiscal year, but the Valuation Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

Notes to Financial Statements

The fair value measurements as of May 31, 2014 were as follows:

	Quoted Prices	Other
	(Unadjusted) in Active	Significant	Significant
	Markets for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Sentinel Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities - Assets:
Balanced:
Collateralized Mortgage Obligations	$—	$4,356,461	$—	$4,356,461
Domestic Common Stocks	199,604,434	—	—	199,604,434
Domestic Corporate Bonds	—	31,712,721	—	31,712,721
Foreign Stocks & ADR’s:
Australia	1,357,600	—	—	1,357,600
Germany	1,912,500	—	—	1,912,500
Mexico	1,159,800	—	—	1,159,800
Netherlands	3,472,800	—	—	3,472,800
Spain	1,518,364	—	—	1,518,364
Switzerland	2,135,019	1,291,150	—	3,426,169
Institutional Money Market Funds	—	26,174,972	—	26,174,972
Mortgage-Backed Securities	—	44,048,816	—	44,048,816
U.S. Treasury Obligations	—	14,999,963	—	14,999,963
Totals	$211,160,517	$122,584,083	$—	$333,744,600

Capital Growth:
Domestic Common Stocks	$93,463,705	$—	$—	$93,463,705
Foreign Stocks & ADR’s:
Australia	1,122,735	—	—	1,122,735
Germany	1,592,730	—	—	1,592,730
Mexico	1,947,691	—	—	1,947,691
Netherlands	2,170,500	—	—	2,170,500
South Korea	—	2,333,807	—	2,333,807
Spain	1,312,225	—	—	1,312,225
Switzerland	2,136,600	1,803,184	—	3,939,784
Institutional Money Market Funds	—	1,945,105	—	1,945,105
Totals	$103,746,186	$6,082,096	$—	$109,828,282

Common Stock:
Agency Discount Notes	$—	$9,999,983	$—	$9,999,983
Domestic Common Stocks	2,312,467,944	—	—	2,312,467,944
Foreign Stocks & ADR’s:
Australia	15,273,000	—	—	15,273,000
Germany	13,387,500	—	—	13,387,500
Mexico	16,430,500	—	—	16,430,500
Netherlands	32,557,500	—	—	32,557,500
Spain	21,712,501	—	—	21,712,501
Switzerland	24,299,079	14,756,000	—	39,055,079
Institutional Money Market Funds	—	28,730,689	—	28,730,689
Totals	$2,436,128,024	$53,486,672	$—	$2,489,614,696

Conservative Strategies:
Collateralized Mortgage Obligations	$—	$3,746,856	$—	$3,746,856
Domestic Common Stocks	99,946,688	—	—	99,946,688
Domestic Corporate Bonds	—	98,744,424	—	98,744,424
Foreign Bonds	—	1,593,440	—	1,593,440
Foreign Stocks & ADR’s:
Chile	604,800	—	—	604,800
China	415,000	—	—	415,000
France	—	1,859,473	—	1,859,473
Germany	—	459,327	—	459,327
Hong Kong	—	736,907	—	736,907
India	—	721,569	—	721,569
Ireland	—	538,848	—	538,848
Japan	—	1,740,334	—	1,740,334
Luxembourg	—	544,919	—	544,919
Netherlands	868,200	434,299	—	1,302,499
Singapore	—	462,808	—	462,808
South Africa	—	843,044	—	843,044
South Korea	—	707,214	—	707,214

Notes to Financial Statements

	Quoted Prices	Other
	(Unadjusted) in Active	Significant	Significant
	Markets for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Sentinel Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Spain	327,619	1,029,560	—	1,357,179
Sweden	—	701,674	—	701,674
Switzerland	360,240	3,507,272	—	3,867,512
United Kingdom	—	2,155,105	—	2,155,105
Institutional Money Market Funds	—	55,800,414	—	55,800,414
Mortgage-Backed Securities	—	54,169,489	—	54,169,489
Totals	$102,522,547	$230,496,976	$—	$333,019,523

Georgia Municipal Bond:
Institutional Money Market Funds	$—	$53,032	$—	$53,032
Municipal Bonds	—	13,187,833	—	13,187,833
Totals	$—	$13,240,865	$—	$13,240,865

Government Securities:
Agency Discount Notes	$—	$19,999,967	$—	$19,999,967
Collateralized Mortgage Obligations	—	76,551,845	—	76,551,845
Commercial Mortgage-Backed Securities	—	10,836,314	—	10,836,314
Institutional Money Market Funds	—	52,690,568	—	52,690,568
Mortgage-Backed Securities	—	318,916,854	—	318,916,854
Totals	$—	$478,995,548	$—	$478,995,548

Growth Leaders:
Domestic Common Stocks	$22,946,584	$—	$—	$22,946,584
Foreign Stocks & ADR’s:
Netherlands	694,560	—	—	694,560
South Korea	—	707,214	—	707,214
Spain	656,112	—	—	656,112
Switzerland	640,980	—	—	640,980
Institutional Money Market Funds	—	416,353	—	416,353
Totals	$24,938,236	$1,123,567	$—	$26,061,803

International Equity:
Domestic Common Stocks	$10,247,400	$—	$—	$10,247,400
Foreign Stocks & ADR’s:
Chile	3,326,400	—	—	3,326,400
China	2,324,000	1,387,859	—	3,711,859
Cyprus	—	3,279,159	—	3,279,159
France	—	19,077,386	—	19,077,386
Germany	—	12,804,492	—	12,804,492
Hong Kong	—	2,494,792	—	2,494,792
India	—	4,810,459	—	4,810,459
Ireland	—	4,084,812	—	4,084,812
Italy	—	1,984,746	—	1,984,746
Japan	—	15,397,151	—	15,397,151
Luxembourg	—	3,487,483	—	3,487,483
Netherlands	—	3,908,696	—	3,908,696
Portugal	—	3,331,981	—	3,331,981
Singapore	—	1,851,232	—	1,851,232
South Africa	—	2,950,655	—	2,950,655
South Korea	—	3,960,400	—	3,960,400
Spain	—	6,005,766	—	6,005,766
Sweden	—	4,510,759	—	4,510,759
Switzerland	—	22,054,383	—	22,054,383
United Kingdom	—	22,306,966	—	22,306,966
Institutional Money Market Funds	—	5,672,228	—	5,672,228
Totals	$15,897,800	$145,361,405	$—	$161,259,205

Low Duration Bond:
Collateralized Mortgage Obligations	$—	$402,979,855	$—	$402,979,855
Commercial Mortgage-Backed Securities	—	47,814,904	—	47,814,904
Domestic Corporate Bonds	—	265,937,735	—	265,937,735
Institutional Money Market Funds	—	56,150,540	—	56,150,540
Mortgage-Backed Securities	—	55,278,350	—	55,278,350
Totals	$—	$828,161,384	$—	$828,161,384

Notes to Financial Statements

	Quoted Prices	Other
	(Unadjusted) in Active	Significant	Significant
	Markets for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Sentinel Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total

Mid Cap:
Agency Discount Notes	$—	$2,999,993	$—	$2,999,993
Domestic Common Stocks	130,130,886	—	—	130,130,886
Foreign Stocks & ADR’s	3,840,345	—	—	3,840,345
Institutional Money Market Funds	—	1,681,167	—	1,681,167
Real Estate Investment Trusts	6,052,114	—	—	6,052,114
Totals	$140,023,345	$4,681,160	$—	$144,704,505

Small Company:
Domestic Common Stocks	$1,018,545,096	$—	$—	$1,018,545,096
Foreign Stocks & ADR’s	18,241,950	—	—	18,241,950
Institutional Money Market Funds	—	28,631,856	—	28,631,856
Real Estate Investment Trusts	61,901,139	—	—	61,901,139
Totals	$1,098,688,185	$28,631,856	$—	$1,127,320,041

Sustainable Core Opportunities:
Domestic Common Stocks	$226,488,225	$—	$—	$226,488,225
Foreign Stocks & ADR’s:
Germany	1,912,500	—	—	1,912,500
Mexico	1,469,080	—	—	1,469,080
Netherlands	3,255,750	—	—	3,255,750
Spain	2,103,169	—	—	2,103,169
Switzerland	1,424,400	1,475,600	—	2,900,000
Institutional Money Market Funds	—	6,263,254	—	6,263,254
Totals	$236,653,124	$7,738,854	$—	$244,391,978

Sustainable Mid Cap Opportunities:
Domestic Common Stocks	$118,593,930	$—	$—	$118,593,930
Foreign Stocks & ADR’s	3,470,452	—	—	3,470,452
Institutional Money Market Funds	—	5,933,231	—	5,933,231
Real Estate Investment Trusts	4,516,352	—	—	4,516,352
Totals	$126,580,734	$5,933,231	$—	$132,513,965

Total Return Bond:
Agency Discount Notes	$—	$29,999,950	$—	$29,999,950
Collateralized Mortgage Obligations	—	11,329,451	—	11,329,451
Domestic Corporate Bonds	—	151,784,463	—	151,784,463
Foreign Bonds	—	2,832,782	—	2,832,782
Institutional Money Market Funds	—	68,743,930	—	68,743,930
Mortgage-Backed Securities	—	52,526,791	—	52,526,791
U.S. Treasury Obligations	—	29,999,925	—	29,999,925
Totals	$—	$347,217,292	$—	$347,217,292

Investments in Securities - Liabilities:

None.

	Quoted Prices		Other
	(Unadjusted) in Active		Significant	Significant
	Markets for Identical		Observable	Unobservable
	Assets		Inputs	Inputs
Sentinel Fund / Category	(Level 1)		(Level 2)	(Level 3)	Total
Derivatives - Assets:
None.

Derivatives - Liabilities:
Low Duration Bond:
Futures Contracts	$(2,013,703	)*	$—	$—	$(2,013,703	)*

*The fair value represents the cumulative unrealized appreciation (depreciation) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable or payable at that date.

Notes to Financial Statements

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities, including industry classifications.

There was no reportable Fair Value Level 3 activity for the fiscal six months ended May 31, 2014.

There were no reportable transfers between Level 1, Level 2 and Level 3 investments for the fiscal six months ended May 31, 2014.

C. Securities Transactions and Related Investment Income:

For purposes of the Funds’ financial statements, securities transactions are accounted for on trade date. For purposes of calculating the net asset values (NAVs), securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are booked on trade date. These exceptions include:

(1)    when trades occur on a day that happens to coincide with the last business day of a calendar month; or

(2)    on occasion, if SASI believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

Interest income is recorded on the accrual basis, which includes the amortization of bond premiums on fixed-income securities. Dividend income is recorded on the ex-dividend date when verified by two independent sources and adjusted daily for foreign tax withholding, reclaims and currency fluctuations, when applicable. The cost of securities sold is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income. Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) and master limited partnerships often include a “return of capital” which is recorded by the Funds as a reduction of the cost basis of the securities held.

D. Dividends and Distributions:

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for gains and losses on mortgage-backed securities payment receipts, foreign currency transactions, the reclassification of net investment losses, the expiration of capital loss carry forwards to paid-in capital and returns of capital from underlying investments. No reclassifications were made to reflect these differences as of May 31, 2014.

E. Dollar Rolls:

Sentinel Balanced Fund, Sentinel Conservative Strategies Fund, Sentinel Government Securities Fund, Sentinel Low Duration Bond Fund and Sentinel Total Return Bond Fund may enter into dollar rolls in which the Funds sell securities for delivery in the current month, and simultaneously contract to repurchase similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forego principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. Realized gains and losses on sales, if applicable, are recorded on trade date plus one or trade date. There were no dollar roll transactions during the fiscal six months ended May 31, 2014.

F. Federal Income Taxes:

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Fund will not be subject to federal and state income taxes to the extent that all of its income is distributed. The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned based on management’s understanding of applicable local tax law.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds’ financial statements as a result of these uncertainties. As of May 31, 2014, the Funds did not have any unrecognized tax benefits.

G. Foreign Currency Translations:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates on the following basis:

(1)    market value of investment securities, assets and liabilities at the closing daily rate of exchange; and

(2)    purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that due to changes in market prices of such securities for purposes of the Funds’ financial statements. However, pursuant to United States federal income tax regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for federal income tax purposes.

H. Forward Foreign Currency Contracts:

Sentinel Balanced Fund, Sentinel Capital Growth Fund, Sentinel Common Stock Fund, Sentinel Conservative Strategies Fund, Sentinel Growth Leaders Fund, Sentinel International Equity Fund, Sentinel Mid Cap Fund, Sentinel Small Company Fund, Sentinel Sustainable Core Opportunities Fund, Sentinel Sustainable Mid Cap Opportunities Fund and Sentinel Total Return Bond Fund may enter into forward foreign exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward contracts are valued at the forward rate and are marked-to-market daily. The daily change in the market value is recorded as an unrealized gain or loss. The Funds realize a gain or loss when the forward contract is closed on delivery of the currency. Risks may arise with respect to entering into forward contracts from potential inability of counterparties to meet the terms of the forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. A Fund’s risk of loss from forward currency contracts may exceed the related amounts reflected on the Statement of Assets and Liabilities. No forward foreign currency contracts were entered into during the fiscal six months ended May 31, 2014.

Notes to Financial Statements

I. Options Contracts:

Each Fund may enter into options contracts.

Purchasing Put Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities and indices of securities prices. A Fund may terminate its position in a put position it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Fund will lose the entire premium it paid. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American Style, it may be exercised on any day up to its expiration date. A European Style option may be exercised only on its expiration date. The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs). The Funds may purchase put options, but will not sell, or write, put options on individual securities, except to close out put options previously purchased.

Selling (Writing) Call Options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted daily to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option written by a Fund is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option written by a Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

The risk associated with purchasing put and call options is limited to the premium paid. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the underlying security price does not rise sufficiently to offset the cost of the option. The Funds will not purchase call options on individual securities, except to close out call options previously sold, but may sell, or write, call options on individual securities. Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases. The writer of an exchange traded put or call option on a security or an index of securities is required to deposit cash or securities or a letter of credit as margin to make mark-to-market payments of variation margin as the position becomes unprofitable. Written call options have an unlimited risk of loss if the value of the underlying investment increases.

Options on Indices. Each Fund that is permitted to enter into options transactions may purchase and sell (write) put and call options on any securities index based on securities in which the Fund may invest. Options on securities indices are similar to options on securities, except that the exercise of security index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A Fund, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Fund’s investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus a Fund may not be able to close out an option position that it has previously entered into. When a Fund purchases an over-the-counter option, it will be relying on its counterparty to perform its obligations, and a Fund may incur additional losses if the counterparty is unable to perform.

During the fiscal six months ended May 31, 2014, none of the Funds entered into options contracts.

J. Futures Contracts:

Each Fund may enter into futures contracts.

When a Fund purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When a Fund sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Any open contract would be recorded as variation margin receivable or payable on the statement of assets and liabilities to the extent such variation margin has not been received or paid and unrealized gain or loss on the statement of operations. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. This amount is included in net realized gain or loss on futures contracts in the statement of operations. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when a Fund wishes to close out a particular position.

When a Fund purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts tends to increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position tends to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, tends to offset both positive and negative market price changes, much as if the underlying instrument has been sold. During the fiscal six months ended May 31, 2014, the Sentinel Balanced, Sentinel Conservative Strategies, Sentinel Government Securities, Sentinel Low Duration Bond and Sentinel Total Return Bond Funds sold varying combinations of futures contracts in U.S. Treasury 5-Year Notes, U.S. Treasury 10-Year Notes and U.S. Treasury 30-Year Bonds to manage duration by hedging interest rate risk, the Sentinel Conservative Strategies Fund sold futures contracts on the Standard & Poor’s 500 Index to hedge equity market risk and the Sentinel Total Return Bond Fund sold futures contracts on the Standard & Poor’s 500 Index to hedge high yield market risk associated with corporate bonds.

Notes to Financial Statements

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when a Fund buys or sells a futures contract it is required to deposit “initial margin” with its custodian in a segregated account in the name of its futures broker, known as a futures commission merchant (“FCM”). Initial margin deposits are typically equal to a small percentage of the contract’s value. If the value of either party’s position declines, that party is required to make additional “variation margin” payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. A Fund may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for a Fund to close out its futures positions. Until it closes out a futures position, a Fund is obligated to continue to pay variation margin. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the Fund. Futures contracts involve, to varying degrees, off-balance sheet risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

K. Swaps:

The Sentinel Balanced, Sentinel Conservative Strategies, Sentinel Georgia Municipal Bond, Sentinel Government Securities, Sentinel Low Duration Bond and Sentinel Total Return Bond Funds may enter into swaps agreements.

Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a particular “notional amount”. Swaps may involve an interest rate (fixed or floating), a commodity price index, or a security, securities index or a combination thereof. A great deal of flexibility is possible in the way the products may be structured, with the effect being that the parties may have exchanged amounts equal to the return on one rate, index or group of securities for another. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other make payments equivalent to a specified interest rate index. A fixed-income Fund may engage in simple or more complex swap transactions involving a wide variety of underlying instruments or rates.

Swaps are credit-intensive products. A Fund that enters into a swap transaction bears the risk of default (i.e., nonpayment) by the other party to the swap. The internal limitation below which deals with counterparty risk is intended to reduce this risk to the extent reasonably practicable, but it cannot eliminate entirely the risk that a counter-party to a swap, or another OTC derivative, will default. Consistent with current market practices, a Fund will generally enter into swap transactions on a net basis, and all swap transactions with the same party will be documented under a single master agreement to provide for a net payment upon default. In addition, a Fund’s obligations under an agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued, but unpaid, net amounts owed to the other party to a master agreement will be covered by the maintenance of a segregated account consisting of cash or liquid securities.

Interest rate and total return swaps generally do not involve the delivery of securities, other underlying assets, or principal. In such case, if the other party to an interest rate or total return swap defaults, a Fund’s risk of loss will consist of the payments that a Fund is contractually entitled to receive from the other party. If there is a default by the other party, a Fund may have contractual remedies under the agreements related to the transaction. A credit default swap involves a protection buyer and a protection seller. The Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event certain defined credit events occur with respect to a particular security, issuer or basket of securities.

During the fiscal six months ended May 31, 2014, none of the Funds entered into swaps agreements.

L. Derivatives Transactions:

The following table summarizes the fair value of each Fund’s futures contracts held as of May 31, 2014 along with the related location on the accompanying Statement of Assets and Liabilities presented by primary underlying risk exposure:

	Purpose and Primary	Location on the
Sentinel Fund	Underlying Risk Exposure	Statement of Assets and Liabilities*	Fair Value of Assets*	Fair Value of Liabilities*
Low Duration Bond	Hedge interest rate risk.	Unrealized appreciation (depreciation) of investments and foreign exchange	$—	$(2,013,703)

*The fair value represents the cumulative unrealized appreciation (depreciation) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable or payable at that date.

Additionally, the amounts of realized and unrealized gains and losses on futures contracts recognized in each Fund’s earnings during the fiscal six months ended May 31, 2014 along with the related location on the accompanying Statement of Operations presented by primary underlying risk exposure are summarized as follows:

	Purpose and Primary	Location of Realized and Unrealized Gain	Net Realized	Net Change in Unrealized
Sentinel Fund	Underlying Risk Exposure	(Loss) on the Statement of Operations	Gain (Loss)	Appreciation (Depreciation)
Balanced	Hedge interest rate risk.	Futures contracts	$(645,804)	$81,707

Conservative Strategies	Hedge interest rate risk.	Futures contracts	$(1,170,294)	$81,441
	Hedge equity market risk.	Futures contracts	$(1,117,506)	$1,418,128
		Total	$(2,287,800)	$1,499,569

Government Securities	Hedge interest rate risk.	Futures contracts	$(1,074,024)	$357,521

Low Duration Bond	Hedge interest rate risk.	Futures contracts	$632,841	$(2,013,703)

Total Return Bond	Hedge interest rate risk.	Futures contracts	$(272,562)	$202,147
	Hedge high yield market risk.	Futures contracts	$(352,014)	$447,830
		Total	$(624,576)	$649,977

Notes to Financial Statements

During the fiscal six months ended May 31, 2014, the average monthly notional value of futures contracts for the months held was as follows:

Average Monthly
Sentinel Fund	Notional Value
Balanced	$16,713,789
Conservative Strategies	19,941,703
Government Securities	59,855,250
Low Duration Bond	188,169,680
Total Return Bond	61,800,375

M. Repurchase Agreements:

Each Fund may enter into repurchase agreements as a means of making short-term investments, of seven days or less, and in aggregate amounts of not more than 25% of the net assets of a Fund. Each Fund, through its custodian, takes possession of the securities collateralizing repurchase agreements. The Funds’ policies require that all repurchase agreements entered into by the Funds provide that the market value of the collateral underlying the repurchase agreement at the time of purchase, and each subsequent business day, will always be at least equal to 102% of the repurchase agreement amount including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. There were no repurchase agreements outstanding at May 31, 2014.

N. Line of Credit:

The Company has obtained access to an unsecured line of credit of up to $20,000,000 from SSB for temporary borrowing purposes. Each Fund may borrow up to 5% of its net assets, as calculated using net assets from the previous business day, with a maximum aggregate limit of $20,000,000. Borrowings under this arrangement bear interest at the current overnight Federal Funds rate or the London InterBank Offered Rate (LIBOR), which ever is greater, plus an additional 1.25%. In addition, a commitment fee equal to 0.15% per annum on the daily unused balance is paid quarterly to SSB and is included in Custodian fees on the Statement of Operations. The average amount outstanding and weighted average interest rate for each Fund that utilized the line of credit during the fiscal six months ended May 31, 2014 was as follows:

	Average Amount	Weighted Average
Sentinel Fund	Outstanding	Interest Rate
Georgia Municipal Bond	$34,790	1.35%
Growth Leaders	28	1.35%
Mid Cap	2,349	1.34%

At May 31, 2014, none of the Funds had an outstanding balance against this line of credit.

O. Other:

Direct expenses of a Fund are charged to that Fund while common expenses of the Company are allocated proportionately based upon the Funds’ respective average net assets or number of shareholder accounts.

Expenses not charged to a specific Class of each Fund are allocated on the basis of daily net assets or number of shareholder accounts on a pro rata basis. Class specific expenses such as 12b-1 distribution fees, blue sky registration fees, certain transfer agency fees and NASDAQ listing fees are charged to the appropriate class.

Investment income and realized and unrealized gains and losses are allocated pro rata based on the value of shares outstanding for each Class within a Fund.

Earnings credits are received from SSB on cash balances and are reflected in the Statement of Operations as an expense offset. There were no expense offsets for the fiscal six months ended May 31, 2014.

The Sentinel International Equity and Sentinel Small Company Funds are subject to redemption fees of 2% on shares held 30 calendar days or less. The Sentinel Balanced, Sentinel Capital Growth, Sentinel Common Stock, Sentinel Conservative Strategies, Sentinel Georgia Municipal Bond, Sentinel Government Securities, Sentinel Growth Leaders, Sentinel Low Duration Bond, Sentinel Mid Cap, Sentinel Sustainable Core Opportunities, Sentinel Sustainable Mid Cap Opportunities and Sentinel Total Return Bond Funds are subject to, under certain circumstances, an excessive trading fee of 2% of the amount redeemed. Both the redemption fee and excessive trading fee are subject to certain exceptions under which they may not be charged.

Notes to Financial Statements

(3) Management Advisory Fee and Other Transactions with Affiliates:

Pursuant to Investment Advisory Agreements (“Advisory Agreements”), SAMI provides general supervision of the Funds’ investments. Under the Advisory Agreements, each Fund pays SAMI a monthly fee based on the annual rates shown below. When determining the breakpoint for the advisory fee, assets are aggregated for the Sentinel Government Securities and Sentinel Low Duration Bond Funds.

	Advisory
Sentinel Fund	Fee Rate	Average Daily Net Assets
Each subject to:
Balanced	0.55%	First $200 million
Conservative Strategies	0.50%	Next $200 million
Total Return Bond	0.45%	Next $600 million
	0.40%	Next $1 billion
	0.35%	In excess of $2 billion
Each subject to:
Capital Growth	0.70%	First $500 million
Common Stock	0.65%	Next $300 million
Growth Leaders	0.60%	Next $200 million
International Equity	0.50%	Next $1 billion
Mid Cap	0.40%	In excess of $2 billion
Small Company
Sustainable Core Opportunities
Sustainable Mid Cap Opportunities
Georgia Municipal Bond	0.45%	First $1 billion
	0.40%	Next $1 billion
	0.35%	In excess of $2 billion
Government Securities	0.55%	First $200 million
Low Duration Bond	0.50%	Next $200 million
	0.45%	Next $600 million
	0.40%	Next $1 billion
	0.35%	In excess of $2 billion

With respect to Sentinel Georgia Municipal Bond Fund, SAMI has entered into a sub-advisory agreement with GLOBALT, Inc. (“GLOBALT”). Pursuant to such agreement, GLOBALT provides SAMI with a continuous investment program consistent with the Fund’s investment objectives and policies. SAMI compensates GLOBALT for the sub-advisory services.

The Class A shares of all Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. These distribution plans are herein referred to as the “A Plans”. Each of the Funds that offer Class C shares has also adopted a Class C distribution plan applicable to its Class C shares referred to as the “C Plans”. Sentinel Low Duration Bond has adopted a distribution plan for its Class S shares referred to as the “S Plan”.

Under the A Plans, each participating Fund pays to Sentinel Financial Services Company (the “Distributor”, a company in which SAMI and Sentinel Financial Services, Inc., a wholly owned subsidiary of SAMI, are partners), a monthly fee at the maximum annual rate of (a) 0.30% of average daily net assets relating to Class A shares outstanding in the case of the Sentinel Small Company Fund, (b) 0.25% of average daily net assets relating to Class A shares outstanding in the case of the Sentinel Balanced, Sentinel Capital Growth, Sentinel Common Stock, Sentinel Conservative Strategies, Sentinel Growth Leaders, Sentinel International Equity, Sentinel Low Duration Bond, Sentinel Mid Cap, Sentinel Sustainable Core Opportunities and Sentinel Sustainable Mid Cap Opportunities Funds, or (c) 0.20% of average daily net assets relating to Class A shares outstanding in the case of the Sentinel Government Securities and Sentinel Total Return Bond Funds. Such fees are used to reimburse the Distributor for eligible expenses incurred in connection with distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of each participating Fund. No fee is paid with respect to any Fund shares purchased prior to March 1, 1993.

Under the Plan applicable to the Class C shares, the Class C shares of each of the Sentinel Balanced, Sentinel Capital Growth, Sentinel Common Stock, Sentinel Conservative Strategies, Sentinel Government Securities, Sentinel Growth Leaders, Sentinel International Equity, Sentinel Mid Cap, Sentinel Small Company and Sentinel Total Return Bond Funds pay to the Distributor a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets. Such fees are used to reimburse the Distributor for eligible expenses incurred in connection with distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of each participating Fund. In the first year after the purchase, this fee is designed to recover the initial sales commission of 1.00% paid by the Distributor to the selling financial intermediary. In subsequent years, the entire 1.00% may be paid to the financial intermediary as additional commission and/or, up to 0.25%, for service fees.

Under the Plan applicable to Sentinel Low Duration Bond Fund Class S shares, effective January 31, 2014, these shares pay to the Distributor a monthly fee at an annual rate of up to a total of 0.50% of average daily net assets. Such fees are used to reimburse the Distributor for eligible expenses incurred in connection with distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of the Fund. The entire distribution fee may be paid to the selling dealer. Prior to January 31, 2014, these shares paid to the Distributor a monthly fee at an annual rate of up to a total of 0.75% of average daily net assets and the Distributor had contractually agreed to waive fees and/or reimburse expenses in order to limit total annual distribution expenses for Class S Shares of the Sentinel Low Duration Bond Fund, on an annualized basis, to 0.50% of average daily net assets attributable to Class S shares. This agreement terminated immediately after the close of business on January 31, 2014. For the fiscal period from December 1, 2013 through January 31, 2014, the total amount reimbursed under this agreement to Sentinel Low Duration Bond Fund Class S was $259,303.

The Class I shares do not pay distribution fees.

Notes to Financial Statements

The Funds are not assessed distribution fees on shares owned by NLV Financial Corporation and its affiliates. Where NLV Financial Corporation and its affiliates held an investment for part of or the entire reporting period, from December 1, 2013 to May 31, 2014, this potentially results in overall distribution fees for that share class of less than the maximum limits involved. NLV Financial Corporation and its affiliates had investments for the entire reporting period in Sentinel Capital Growth Fund Class C, Sentinel Growth Leaders Fund Class C and Sentinel Total Return Bond Fund Classes A and C along with investments in the Sentinel Common Stock Fund Class A that were recognized from January 1, 2014 through February 28, 2014. In addition, NLV Financial Corporation and its affiliates held investments in the Sentinel Government Securities Fund Class C and Sentinel Mid Cap Fund Class C for the period from December 1, 2013 through February 2, 2014.

These asset-based fees, except the service fee component, are subject to aggregate limits imposed by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Distributor will not be reimbursed for any un-reimbursed eligible expenses from any other Fund, or in any future year from any of the Funds.

The Distributor also receives a sales charge added to the net asset value received by the Funds on the sale of Class A shares. This compensation is not an expense of the Funds and does not affect their operating results. The Distributor has advised the Funds that it received sales charges aggregating $1,601,628 for the fiscal six months ended May 31, 2014. The Funds have been advised that the total distribution charges retained by the Distributor on the sale of shares amounted to $76,653 after allowances of $368,776 to Equity Services, Inc., a subsidiary of NLV Financial Corporation, and $1,156,199 to other investment dealers. During this same period, the distributor advised the Funds that it received $18,245 in contingent deferred sales charges from certain redemptions of Class A shares, $29,788 in contingent deferred sales charges from redemptions of Class C shares and no contingent deferred sales charges from redemptions of Class I or S shares.

Effective January 1, 2014, each Director who is not an affiliate of SAMI receives an annual fee of $86,000 from the Company. Prior to January 1, 2014, the annual fee was $76,000. The Lead Independent Director and chairs of the Audit and Governance Committees are each paid an additional annual fee of $8,000. The Fees paid to Directors are generally distributed quarterly on a pro rata basis. Directors are also reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Certain Directors of the Funds have chosen to have their fees deferred in accordance with the Funds’ deferred compensation plan. This plan is intended to enable any eligible Director of the Company to forego a portion of current compensation in exchange for the promise by the Company to pay a benefit at a later time as set forth in this plan. These amounts are included in Directors’ and Chief Compliance Officer’s fees and expenses and Deferred compensation expenses on the Statement of Operations and Statement of Assets and Liabilities, respectively.

Directors’ and Chief Compliance Officer’s fees and expenses for the fiscal six months ended May 31, 2014 were $490,026.

Pursuant to an Administration Agreement with SASI, the Funds receive administration services and pay SASI a monthly fee at an annual rate of 0.0375% of the first $4 billion of the Company’s aggregate average daily net assets; 0.035% of the next $3 billion of the Company’s aggregate average daily net assets and 0.0325% of the Company’s aggregate average daily net assets in excess of $7 billion. The Funds are responsible for all charges of outside pricing services and other out-of-pocket expenses incurred by SASI in connection with the performance of its duties under the Administration Agreement.

Pursuant to a Transfer and Dividend Disbursing Agent Agreement with SASI, the Funds receive transfer agency services and pay SASI an annual fee of $2,231,831, plus an amount equal to an annual rate of $11 per shareholder account in excess of 106,500 accounts as of the last day of the month preceding the installment due date, which is paid in twelve monthly installments due on the first day of each month for the preceding month. The base fee of $2,231,831 is subject to inflationary increases under certain circumstances, subject to approval by the Company’s Board of Directors. The Funds may also reimburse SASI for sub-transfer agency, plan agent and similar fees paid by SASI to other entities who provide services to accounts underlying an omnibus account of record in accordance with policies approved by the Board of Directors. The currently approved policy would allow such reimbursement at an annual rate of 0.17% of a Fund’s average daily net assets subject to the omnibus account arrangements.

Fees paid to SASI under the provisions of the Administration and Transfer and Dividend Disbursing Agreements for the fiscal six months ended May 31, 2014 were $2,495,085.

SAMI has contractually agreed to reimburse certain expenses paid by the Class I shares of each Fund to the extent necessary to prevent the total annual fund operating expense ratios of the Class I shares of each Fund, on an annualized basis, from exceeding the total annual fund operating expense ratio of the respective Class A shares of the same Fund, where applicable. This agreement will continue through March 31, 2015. This agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Funds. For the fiscal six months ended May 31, 2014, none of the Funds were required to be reimbursed under this agreement.

SAMI has contractually agreed to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A Shares of the Sentinel Total Return Bond Fund, on an annualized basis, to 0.89% of average daily net assets attributable to Class A shares until March 31, 2015. The Class C and Class I shares of this Fund also benefitted from this arrangement to the extent SAMI waived its advisory fees to meet this commitment. This agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund. For the fiscal six months ended May 31, 2014, the total amount reimbursed under this agreement to Sentinel Total Return Bond Fund Class A was $36,316, Sentinel Total Return Bond Fund Class C was $7,947 and Sentinel Total Return Bond Fund Class I was $15,167.

Notes to Financial Statements

As of May 31, 2014, NLV Financial Corporation and its affiliates held ownership in the Funds as follows:

Sentinel Fund	Approximate % Ownership
Balanced - I	11.72%
Capital Growth - C	3.71%
Capital Growth - I	5.00%
Growth Leaders - C	4.74%
Growth Leaders - I	70.91%
International Equity - I	68.52%
Low Duration Bond - I	48.44%
Sustainable Mid Cap Opportunities – I	50.29%
Total Return Bond – A	5.02%
Total Return Bond – C	26.80%
Total Return Bond – I	12.04%

(4) Fund Shares:

At May 31, 2014, 2.94 billion shares of one cent par value were authorized as follows:

Authorized
Shares
Class A Shares
Balanced	40,000,000
Capital Growth	40,000,000
Common Stock	75,000,000
Conservative Strategies	25,000,000
Government Securities	170,000,000
Growth Leaders	20,000,000
International Equity	20,000,000
Low Duration Bond	200,000,000
Mid Cap	45,000,000
Small Company	300,000,000
Sustainable Core Opportunities	40,000,000
Sustainable Mid Cap Opportunities	40,000,000
Total Return Bond	40,000,000
1,055,000,000
Class C Shares
Balanced	10,000,000
Capital Growth	40,000,000
Common Stock	10,000,000
Conservative Strategies	15,000,000
Government Securities	20,000,000
Growth Leaders	20,000,000
International Equity	10,000,000
Mid Cap	30,000,000
Small Company	50,000,000
Total Return Bond	40,000,000
245,000,000

Class I Shares
Balanced	40,000,000
Capital Growth	40,000,000
Common Stock	40,000,000
Conservative Strategies	40,000,000
Georgia Municipal Bond	40,000,000
Government Securities	40,000,000
Growth Leaders	40,000,000
International Equity	40,000,000
Low Duration Bond	40,000,000
Mid Cap	40,000,000
Small Company	250,000,000
Sustainable Core Opportunities	40,000,000
Sustainable Mid Cap Opportunities	40,000,000
Total Return Bond	40,000,000
770,000,000
Class S Shares
Low Duration Bond	500,000,000

Total Allocated Shares	2,570,000,000

Unallocated Shares	370,000,000

Notes to Financial Statements

Proceeds from sales and payments for redemptions on Fund shares as shown in the statement of changes in net assets are represented by the following number of shares.

		Shares Issued in
		Reinvestment of		Net Increase
		Dividends and		(Decrease) in
Sentinel Fund	Shares sold	Distributions	Shares Reacquired	Shares Outstanding
Fiscal Six Months Ended May 31, 2014 (Unaudited)
Balanced – A	832,106	558,911	1,078,066	312,951
Balanced – C	240,329	57,278	288,233	9,374
Balanced – I	105,379	42,223	416,979	(269,377)
Capital Growth – A	111,125	1,719,483	571,144	1,259,464
Capital Growth – C	5,977	65,044	41,266	29,755
Capital Growth – I	9,650	58,143	11,854	55,939
Common Stock – A	1,632,537	1,004,468	3,142,149	(505,144)
Common Stock – C	166,191	53,954	121,049	99,096
Common Stock – I	2,164,100	600,976	2,964,895	(199,819)
Conservative Strategies – A	1,657,747	95,166	2,459,658	(706,745)
Conservative Strategies – C	1,435,620	34,776	613,712	856,684
Conservative Strategies – I	1,233,284	12,641	544,934	700,991
Georgia Municipal Bond – I	67,635	314	266,299	(198,350)
Government Securities – A	2,083,089	350,064	11,781,517	(9,348,364)
Government Securities – C	211,759	37,812	1,927,212	(1,677,641)
Government Securities – I	468,878	62,696	2,735,571	(2,203,997)
Growth Leaders – A	65,342	456,831	224,476	297,697
Growth Leaders – C	5,273	27,276	28,420	4,129
Growth Leaders – I	8,417	26,313	20,646	14,084
International Equity – A	307,192	57,016	374,059	(9,851)
International Equity – C	21,800	—	17,606	4,194
International Equity – I	159,538	27,747	77,767	109,518
Low Duration Bond - A	4,196,651	227,612	12,730,232	(8,305,969)
Low Duration Bond – I^	1,178,572	6,224	7,111	1,177,685
Low Duration Bond - S	11,181,874	495,407	24,091,685	(12,414,404)
Mid Cap – A	89,560	449,315	357,180	181,695
Mid Cap – C	14,736	58,439	70,915	2,260
Mid Cap – I	37,918	93,700	548,825	(417,207)
Small Company – A	5,936,122	20,989,717	14,010,054	12,915,785
Small Company – C	951,789	5,115,900	2,368,408	3,699,281
Small Company – I	6,630,883	7,758,795	21,930,827	(7,541,149)
Sustainable Core Opportunities – A	398,653	66,954	691,378	(225,771)
Sustainable Core Opportunities – I	88,912	4,211	47,735	45,388
Sustainable Mid Cap Opportunities – A	222,189	501,964	586,399	137,754
Sustainable Mid Cap Opportunities – I	84,105	7,758	11,017	80,846
Total Return Bond – A	11,318,762	267,498	2,772,645	8,813,615
Total Return Bond – C	1,169,835	57,268	279,574	947,529
Total Return Bond – I	3,826,763	126,167	1,160,195	2,792,735

^ Commenced operations January 31, 2014.

Notes to Financial Statements

				Shares Issued in
		Shares issued in Fund		Reinvestment of		Net Increase
		Reorganizations		Dividends and		(Decrease) in
Sentinel Fund	Shares sold	(see note 5)		Distributions	Shares Reacquired	Shares Outstanding
Fiscal Year Ended November 30, 2013
Balanced – A	2,126,963	—		607,890	1,763,386	971,467
Balanced – C	816,102	—		47,185	272,063	591,224
Balanced –I	1,007,296	—		33,537	345,263	695,570
Capital Growth –A	794,780	—		1,269,461	2,287,895	(223,654)
Capital Growth – C	38,666	—		38,484	85,921	(8,771)
Capital Growth – I	9,593	—		42,808	53,999	(1,598)
Common Stock – A	5,393,532	—		1,221,149	7,292,385	(677,704)
Common Stock – C	548,188	—		49,430	253,083	344,535
Common Stock – I	5,305,505	—		672,368	3,888,737	2,089,136
Conservative Strategies – A	4,847,360	—		169,153	3,580,600	1,435,913
Conservative Strategies – C	2,702,578	—		49,018	1,161,238	1,590,358
Conservative Strategies – I	1,478,228	—		11,524	730,061	759,691
Georgia Municipal Bond – I	135,313	—		918	395,104	(258,873)
Government Securities – A	17,189,766	—		1,239,723	48,727,686	(30,298,197)
Government Securities – C	1,049,338	—		125,408	6,502,303	(5,327,557)
Government Securities – I	3,599,250	—		216,888	10,300,406	(6,484,268)
Growth Leaders – A	129,329	—		60,707	375,753	(185,717)
Growth Leaders – C	10,668	—		3,674	34,461	(20,119)
Growth Leaders – I	3,853	—		3,604	57,310	(49,853)
International Equity – A	411,132	—		48,390	1,004,856	(545,334)
International Equity – C	26,692	—		102	29,525	(2,731)
International Equity – I	94,213	—		23,738	145,069	(27,118)
Low Duration Bond - A	8,973,501	—		618,030	35,896,902	(26,305,371)
Low Duration Bond - S	28,271,271	—		1,525,039	120,904,788	(91,108,478)
Mid Cap – A	193,201	980,606	*	—	789,982	383,825
Mid Cap – C	41,740	413,078	*	—	124,433	330,385
Mid Cap – I	492,717	395,230	*	—	191,927	696,020
Small Company – A	12,447,460	—		22,783,107	42,890,133	(7,659,566)
Small Company – C	1,356,189	—		4,672,928	5,203,987	825,130
Small Company – I	13,224,848	—		11,129,663	44,575,988	(20,221,477)
Sustainable Core Opportunities – A	552,891	—		88,245	1,303,388	(662,252)
Sustainable Core Opportunities – I	150,282	—		5,052	59,475	95,859
Sustainable Mid Cap Opportunities – A	508,114	—		267,563	802,824	(27,147)
Sustainable Mid Cap Opportunities – I	81,130	—		17,981	448,942	(349,831)
Total Return Bond – A	7,806,493	—		485,745	8,882,322	(590,084)
Total Return Bond – C	807,790	—		100,073	1,129,160	(221,297)
Total Return Bond – I	5,375,069	—		124,897	1,836,558	3,663,408

*Please see note 5 for specific details of the Plan of Reorganization. The reorganization was completed following the close of business on April 12, 2013 by a tax-free exchange of 980,606 shares of the Sentinel Mid Cap Fund Class A for 2,331,794 shares of the Sentinel Mid Cap II Class A, a merger conversion ratio of 0.42053694; 413,078 shares of Sentinel Mid Cap Fund Class C for 933,371 shares of the Sentinel Mid Cap II Class C, a merger conversion ratio of 0.44256550; and 395,230 shares of Sentinel Mid Cap Fund Class I for 908,937 shares of the Sentinel Mid Cap II Class I, a merger conversion ratio of 0.43482665.

From time to time the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds. The latest Statement of Additional Information has more details about the Fund’s shareholders that own beneficially 5% or more of the voting stock of any class of any Fund or 25% or more of a Fund and is available, without charge, upon request by calling (800) 282-3863 or on-line at www.sentinelinvestments.com.

Notes to Financial Statements

(5) Reorganizations:

Pursuant to a Plan of Reorganization approved by the Board on December 6, 2012, as of the close of business on April 12, 2013, Sentinel Mid Cap Fund acquired 100% of the voting equity interests, substantially all of the assets and assumed substantially all of the liabilities of Sentinel Mid Cap II Fund, a separate series of the Company, in a tax-free reorganization in exchange for shares of the Sentinel Mid Cap Fund. The primary reason for the transaction was to combine a smaller Fund into a larger Fund with a similar investment objective. For financial reporting purposes, the net assets received and shares issued by the Sentinel Mid Cap Fund were recorded at fair value; however, the Sentinel Mid Cap II Fund’s cost of investments were carried forward to align ongoing reporting of the Sentinel Mid Cap Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The merger conversion ratios and number of shares are presented in Note (4) and the value of shares issued by the Sentinel Mid Cap Fund is presented in the Statement of Changes in Net Assets and in the schedule below. Net assets and acquired unrealized appreciation (depreciation) as of the reorganization date were as follows:

						Acquired
					Total	Fund
		Total	Total		Net Assets of	Unrealized
		Net Assets of	Net Assets of		Acquiring Fund	Appreciation/
Acquiring Fund	Acquired Fund	Acquiring Fund	Acquired Fund		After Acquisition	(Depreciation)
Sentinel Mid Cap Fund Class A	Sentinel Mid Cap II Fund Class A	$89,841,817	$21,367,291		$111,209,108	$(569,019)
Sentinel Mid Cap Fund Class C	Sentinel Mid Cap II Fund Class C	4,130,456	7,567,605		11,698,061	(3,382,231)
Sentinel Mid Cap Fund Class I	Sentinel Mid Cap II Fund Class I	16,503,052	8,778,040		25,281,092	10,165,141
	Totals	$110,475,325	$37,712,936	*	$148,188,261	$6,213,891

*The net assets of the Sentinel Mid Cap II Fund were primarily comprised of investments with a fair value of $37,687,862 just prior to the merger.

The financial statements reflect the operations of the Sentinel Mid Cap Fund for the period prior to the acquisition and the combined fund for the period subsequent to the acquisition.

(6) Investment Transactions:

Purchases and sales of investment securities (excluding short term obligations, forward foreign currency contracts, futures contracts, swaps and written options) for the fiscal six months ended May 31, 2014 were as follows:

	Purchases of
	Other than U.S.
	Government	Purchases of U.S.	Sales of Other than	Sales of U.S.
	Direct and	Government Direct	U.S. Government	Government Direct
	Agency	and Agency	Direct and Agency	and Agency
Sentinel Fund	Obligations	Obligations	Obligations	Obligations
Balanced	$27,937,766	$66,376,126	$34,076,334	$52,935,093
Capital Growth	41,718,369	—	49,812,757	—
Common Stock	251,101,223	—	299,938,507	—
Conservative Strategies	59,982,877	101,666,347	42,993,217	91,400,889
Georgia Municipal Bond	—	—	1,731,390	—
Government Securities	11,058,415	397,700,426	233,137	546,314,256
Growth Leaders	6,005,983	—	9,546,649	—
International Equity	49,753,784	—	56,437,352	—
Low Duration Bond	298,517,075	(544,716)	15,825,086	485,752,645
Mid Cap	39,205,898	—	59,268,194	—
Small Company	253,398,435	—	409,464,435	—
Sustainable Core Opportunities	29,961,154	—	30,273,689	—
Sustainable Mid Cap Opportunities	39,952,160	—	47,765,348	—
Total Return Bond	76,745,987	216,459,734	40,296,517	203,873,568

(7) Distributions to Shareholders:

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by a Fund after November 30, 2011, may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, pre-enactment net capital losses incurred by a Fund were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Pre-enactment losses may be more likely to expire unused since the Act prescribes that post-enactment losses must be utilized first.

At November 30, 2013, the Company had tax basis capital losses which may be used to offset future capital gains as follows:

	Capital Loss
Sentinel Fund	Carry Forward	Expiring on 11/30
Conservative Strategies	$345,842	2017

Government Securities	$43,341,242	No Expiration (Short-Term)
	8,514,123	No Expiration (Long-Term)
Total	$51,855,365

International Equity	$3,889,449	2018

Low Duration Bond	$4,202,997	2014
	916,192	2015
	505,428	2016
	2,065,072	2017
	16,447,278	2018
	32,731,463	2019
	15,725,763	No Expiration (Short-Term)
	40,277,058	No Expiration (Long-Term)
Total	$112,871,251

Sustainable Core Opportunities	$16,795,010	2016
	9,656,295	2017
	2,756,462	2018
	2,019,008	2019
Total	$31,226,775

During the fiscal year ended November 30, 2013, the Funds utilized capital losses as follows:

Capital Losses
Sentinel Fund	Utilized
Conservative Strategies	$607,899
International Equity	13,275,860
Mid Cap	935,313
Sustainable Core Opportunities	12,630,320

It is unlikely that a capital gains distribution will be paid to shareholders of the Funds until net gains have been realized in excess of such capital loss carry forwards or the carry forwards expire. The following Funds had capital loss carry forwards expire last fiscal year:

Capital Losses
Sentinel Fund	Expired
Low Duration Bond	$4,694,622

Net ordinary losses incurred after December 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the period from December 1, 2012 to November 30, 2013, the Funds elected to defer until the first business day of the next fiscal year for U.S. Federal income tax purposes net ordinary losses as stated below:

Ordinary Losses
Sentinel Fund	Deferred
Mid Cap	$473,333

(8) Post Retirement Benefits:

Sentinel Group Funds, Inc. provides certain health care and life insurance benefits to certain of its retirees. The projected obligations for such benefits have been accrued and the total estimated liabilities as of May 31, 2014 included in the line item Accrued expenses on the Statement of Assets and Liabilities are as follows:

Sentinel Fund
Balanced – A	$10,034
Common Stock – A	81,062
Government Securities – A	8,387
Mid Cap – A	8,170

(9) Indemnifications:

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(10) Subsequent Events:

On June 12, 2014, the Board approved the reorganization of each of the Sentinel Capital Growth Fund and the Sentinel Growth Leaders Fund into the Sentinel Common Stock Fund. Both reorganizations are subject to shareholder approval of each Fund and neither is contingent upon the other. Please see the latest Prospectus for further details.

Effective July 1, 2014, the name of the Sentinel Conservative Strategies Fund changed to the Sentinel Multi-Asset Income Fund. Please see the latest Prospectus for further details.

Actual and Hypothetical Expenses for Comparison Purposes

(Unaudited)

Example

As a shareholder of one or more of the Sentinel Funds, you incur two types of costs:

(1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The example for each share class is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/01/13 through 05/31/14.

Actual Expenses

The first line of each share class entry in the table beginning on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid from 12/01/13 through 05/31/14” to estimate the expenses you paid on your account during this period.

Certain Account Fees and Minimum Account Size

Certain participant accounts are subject to the following recurring annual fees that are not included in the expenses shown in the table. If your account was subject to these fees, then the actual account values at the end of the period would be lower and the actual expenses for the period would be higher. Due to the expense of maintaining accounts with small balances, we reserve the right to liquidate and currently charge an annual maintenance fee of $25 to any account that has a current value less than $1,000 and that has been open for at least 24 months. This fee is deducted automatically from each such shareholder account on a quarterly pro-rated basis.

Miscellaneous Recurring Fees:

Retirement Custodial Accounts:
Annual Custodial Fee per Social Security Number	$15.00
Closeout Fee per Account	$15.00
Transfer of Assets per Transaction	$25.00
Service Fees:
Express Mail Deliveries	$15.00
Federal Funds Wire	$20.00
Bounced check-writing checks	$25.00
Bounced check received for deposit	$25.00
Copy of check-writing check written prior to March 2008	$10.00

Recurring Fees for Services for Employee Benefit Plans

The Sentinel Destinations platform offers participant record keeping services to employer-sponsored retirement plans such as 401(k), pension or profit sharing plans. Plans using the Sentinel Destinations platform will be subject to additional fees for the services provided. Contact your financial advisor or Sentinel Administrative Services, Inc. for more information regarding Sentinel Destinations.

Hypothetical Example for Comparison Purposes

The second line of each share class entry in the table beginning on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of the share class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a specific Sentinel Fund share class to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As with actual account values and expenses, the hypothetical account values and expenses shown in the table do not reflect any of the recurring fees outlined above. If your account is subject to such fees, then the hypothetical account values at the end of the period shown and the hypothetical expenses paid for the period should be increased before comparing these amounts to the corresponding amounts for other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses

Actual and hypothetical expenses for each Sentinel Fund share class are provided in this table.

(Unaudited)                               More detailed expenses data is contained the accompanying Financial Statements and related Notes.

			Total	Beginning	Ending	Annualized	Expenses Paid
		Total Return	Return	Account Value	Account Value	Expense	from 12/01/13
Sentinel Fund	Fund Class	Description	Percentage	12/01/13	05/31/14	Ratio	through 05/31/14*
Balanced
	A Shares	Actual	4.26	$1,000.00	$1,042.60	1.08	$5.50
		Hypothetical+	1.96	1,000.00	1,019.55	1.08	5.44
	C Shares	Actual	3.89	1,000.00	1,038.89	1.85	9.40
		Hypothetical+	1.57	1,000.00	1,015.71	1.85	9.30
	I Shares	Actual	4.41	1,000.00	1,044.11	0.79	4.03
		Hypothetical+	2.10	1,000.00	1,020.99	0.79	3.98
Capital Growth
	A Shares	Actual	4.25	1,000.00	1,042.48	1.29	6.57
		Hypothetical+	1.85	1,000.00	1,018.50	1.29	6.49
	C Shares	Actual	3.44	1,000.00	1,034.39	2.82	14.30
		Hypothetical+	1.09	1,000.00	1,010.87	2.82	14.14
	I Shares	Actual	4.27	1,000.00	1,042.70	1.28	6.52
		Hypothetical+	1.85	1,000.00	1,018.55	1.28	6.44
Common Stock
	A Shares	Actual	5.15	1,000.00	1,051.51	1.00	5.11
		Hypothetical+	2.00	1,000.00	1,019.95	1.00	5.04
	C Shares	Actual	4.72	1,000.00	1,047.15	1.82	9.29
		Hypothetical+	1.59	1,000.00	1,015.86	1.82	9.15
	I Shares	Actual	5.29	1,000.00	1,052.85	0.72	3.69
		Hypothetical+	2.13	1,000.00	1,021.34	0.72	3.63
Conservative Strategies
	A Shares	Actual	4.18	1,000.00	1,041.76	1.06	5.40
		Hypothetical+	1.96	1,000.00	1,019.65	1.06	5.34
	C Shares	Actual	3.75	1,000.00	1,037.45	1.77	8.99
		Hypothetical+	1.61	1,000.00	1,016.11	1.77	8.90
	I Shares	Actual	4.33	1,000.00	1,043.30	0.78	3.97
		Hypothetical+	2.10	1,000.00	1,021.04	0.78	3.93
Georgia Municipal Bond
	I Shares	Actual	3.43	1,000.00	1,034.29	0.79	4.01
		Hypothetical+	2.10	1,000.00	1,020.99	0.79	3.98
Government Securities
	A Shares	Actual	2.13	1,000.00	1,021.31	0.91	4.59
		Hypothetical+	2.04	1,000.00	1,020.39	0.91	4.58
	C Shares	Actual	1.79	1,000.00	1,017.95	1.76	8.85
		Hypothetical+	1.62	1,000.00	1,016.16	1.76	8.85
	I Shares	Actual	2.25	1,000.00	1,022.54	0.69	3.48
		Hypothetical+	2.15	1,000.00	1,021.49	0.69	3.48
Growth Leaders
	A Shares	Actual	4.53	1,000.00	1,045.32	1.41	7.19
		Hypothetical+	1.79	1,000.00	1,017.90	1.41	7.09
	C Shares	Actual	2.91	1,000.00	1,029.09	4.50	22.76
		Hypothetical+	0.25	1,000.00	1,002.49	4.50	22.47
	I Shares	Actual	4.58	1,000.00	1,045.78	1.24	6.32
		Hypothetical+	1.88	1,000.00	1,018.75	1.24	6.24
International Equity
	A Shares	Actual	4.00	1,000.00	1,040.00	1.43	7.27
		Hypothetical+	1.78	1,000.00	1,017.80	1.43	7.19
	C Shares	Actual	3.15	1,000.00	1,031.54	3.07	15.55
		Hypothetical+	0.96	1,000.00	1,009.62	3.07	15.38
	I Shares	Actual	4.27	1,000.00	1,042.70	0.91	4.63
		Hypothetical+	2.04	1,000.00	1,020.39	0.91	4.58

			Total	Beginning	Ending	Annualized	Expenses Paid
		Total Return	Return	Account Value	Account Value	Expense	from 12/01/13
Sentinel Fund	Fund Class	Description	Percentage	12/01/13	05/31/14	Ratio	through 05/31/14*
Low Duration Bond
	A Shares	Actual	1.32	$1,000.00	$1,013.19	0.96	$4.82
		Hypothetical+	2.01	1,000.00	1,020.14	0.96	4.84
	I Shares^	Actual	1.40	1,000.00	1,013.99	0.70	2.32
		Hypothetical+	2.14	1,000.00	1,021.44	0.70	3.53
	S Shares	Actual	1.36	1,000.00	1,013.64	1.08	5.42
		Hypothetical+	1.96	1,000.00	1,019.55	1.08	5.44
Mid Cap
	A Shares	Actual	5.88	1,000.00	1,058.77	1.33	6.83
		Hypothetical+	1.83	1,000.00	1,018.30	1.33	6.69
	C Shares	Actual	5.32	1,000.00	1,053.16	2.34	11.98
		Hypothetical+	1.33	1,000.00	1,013.26	2.34	11.75
	I Shares	Actual	5.99	1,000.00	1,059.93	0.98	5.03
		Hypothetical+	2.00	1,000.00	1,020.04	0.98	4.94
Small Company
	A Shares	Actual	1.82	1,000.00	1,018.18	1.19	5.99
		Hypothetical+	1.90	1,000.00	1,019.00	1.19	5.99
	C Shares	Actual	1.37	1,000.00	1,013.67	1.93	9.69
		Hypothetical+	1.53	1,000.00	1,015.31	1.93	9.70
	I Shares	Actual	2.04	1,000.00	1,020.37	0.84	4.23
		Hypothetical+	2.07	1,000.00	1,020.74	0.84	4.23
Sustainable Core Opportunities
	A Shares	Actual	4.87	1,000.00	1,048.65	1.24	6.33
		Hypothetical+	1.88	1,000.00	1,018.75	1.24	6.24
	I Shares	Actual	4.94	1,000.00	1,049.36	1.05	5.36
		Hypothetical+	1.97	1,000.00	1,019.70	1.05	5.29
Sustainable Mid Cap Opportunities
	A Shares	Actual	6.17	1,000.00	1,061.74	1.34	6.89
		Hypothetical+	1.83	1,000.00	1,018.25	1.34	6.74
	I Shares	Actual	6.21	1,000.00	1,062.10	1.34	6.89
		Hypothetical+	1.83	1,000.00	1,018.25	1.34	6.74
Total Return Bond
	A Shares	Actual	4.49	1,000.00	1,044.93	0.89	4.54
		Hypothetical+	2.05	1,000.00	1,020.49	0.89	4.48
	C Shares	Actual	4.22	1,000.00	1,042.20	1.41	7.18
		Hypothetical+	1.79	1,000.00	1,017.90	1.41	7.09
	I Shares	Actual	4.55	1,000.00	1,045.49	0.72	3.67
		Hypothetical+	2.13	1,000.00	1,021.34	0.72	3.63

* Expenses are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

+ Hypothetical assumes a 5.00% annual return less expenses for the period.

^ Commenced operations January 31, 2014.

Directors

There are seven Directors of Sentinel Group Funds, Inc. Their names and other information about the six independent Directors currently responsible for the oversight of the fourteen Funds currently comprising Sentinel Group Funds, Inc. are set forth below. Information concerning the one affiliated Director is set forth under “Officers” on the next page. The Statement of Additional Information has additional information about the Fund’s Directors and is available, without charge, upon request by calling (800) 282-3863.

Position and Length
Name, Address, Age	of Time Served	Principal Occupation(s) During Past Five Years	Public Directorships
Gary Dunton (58) National Life Drive Montpelier, VT 05604	Director, since 2013	Dunton Consulting (an insurance industry consulting firm) — Principal, since 2008; MBIA, Inc. — Chairman, President and Chief Executive Officer, from 2004 to 2008	None

Deborah G. Miller (64) National Life Drive Montpelier, VT 05604	Director, since 1995; Governance, Contracts & Nominating Committee Chair, from 2009 to 2011	Enterprise Catalyst Group (a management consulting firm) — Chief Executive Officer, since 2003; Ascendent Systems (a voice and messaging systems company) - Chief Executive Officer, from 2005 to 2007	Libby Glass — Director, since 2003; Wittenberg University — Director, since 1998

John Pelletier (50) National Life Drive Montpelier, VT 05604	Director, since 2013

Center for Financial Literacy at Champlain College — Director, since 2010; Sterling Valley Consulting LLC (a financial services consulting firm) — Principal, since 2009; Eaton Vance Corporation — Chief Legal Officer, from 2007 to 2008; Natixis Global Associates — Chief Operating Officer, from 2004 to 2007; General Counsel, from 1997 to 2004

None

John Raisian, Ph.D. (64) National Life Drive Montpelier, VT 05604	Director, since 1996; Lead Independent Director, since 2013	Hoover Institution at Stanford University — Director and Senior Fellow, since 1986	None

Richard H. Showalter (66) National Life Drive Montpelier, VT 05604	Director, since 2003; Audit, Compliance & Valuation Committee Chair, since 2012; Lead Independent Director, from 2005 to 2012

Dartmouth-Hitchcock — Senior Vice President and Treasurer, from 2007 to 2010; Dartmouth-Hitchcock Medical Center — Treasurer, from 1995 to 2010; Dartmouth-Hitchcock Alliance — Senior Vice President and Chief Financial Officer, from 1985 to 2008; Mary Hitchcock Memorial Hospital - Senior Vice President and Chief Financial Officer, from 1985 to 2007; Dartmouth-Hitchcock Clinic - Senior Vice President and Chief Financial Officer, from 1999 to 2007

None

Angela E.Vallot (57) National Life Drive Montpelier, VT 05604	Director, since 1996; Governance, Contracts & Nominating Committee Chair, since 2013 and from 2004 to 2009

VallotKarp Consulting (a diversity and inclusion consulting firm) — President, since 2004; Colgate-Palmolive Company (a consumer products company) — Vice President, from 2001 to 2003; Texaco, Inc. (an integrated energy company) — Director of Diversity, from 1997 to 2001

None

Officers

The name of and other information relating to the Director who is an officer and “interested person” of the Funds as defined in the 1940 Act, as amended, and to the other officers of the Funds is set forth below.

Position and Length
Name, Address, Age	of Time Served*	Principal Occupation(s) During Past Five Years	Public Directorships
Thomas H. MacLeay (64) National Life Drive Montpelier, VT 05604	Chair and Director, since 2003; Chief Executive Officer, from 2003 to 2005

National Life Holding Company (a mutual insurance company) and National Life — Chairman of the Board, since 2002; President and Chief Executive Officer, from 2002 to 2008; NLV Financial Corporation — Chairman, since 2002; President and Chief Executive Officer, from 2002 to 2008; Sentinel Variable Products Trust (“SVPT”) — Chairman, from 2004 to 2008; Chief Executive Officer, from 2004 to 2005

None

Thomas H. Brownell (54) National Life Drive Montpelier, VT 05604	President and Chief Executive Officer, since 2013

National Life — Executive Vice President and Chief Investment Officer, since 2013; Senior Vice President and Chief Investment Officer, from 2005 to 2013; Sentinel Asset Management, Inc. (“Advisor”) — President and Chief Executive Officer, since 2013; Sentinel Financial Services, Inc. — President and Chief Executive Officer, since 2013; Sentinel Administrative Services, Inc. (“SASI”) — President and Chief Executive Officer, since 2013; SVPT — President, since 2013

N/A

John Birch (63) National Life Drive Montpelier, VT 05604	Chief Financial Officer, since 2008

Advisor — Chief Operating Officer, since 2005; SASI — Chief Operating Officer, since 2006; Sentinel Administrative Services Company (“SASC”) — Chief Operating Officer, from 2005 to 2006; State Street Bank, Luxembourg — Head of Transfer Agency, from 2004 to 2005

N/A

Thomas P. Malone (58) National Life Drive Montpelier, VT 05604	Vice President and Treasurer, since 1997	SASI— Vice President, since 2006; SVPT — Vice President and Treasurer, since 2000; SASC — Vice President, from 1998 to 2006	N/A

John K. Landy (54) National Life Drive Montpelier, VT 05604	Vice President, since 2002	SASI — Senior Vice President, since 2006; SVPT — Vice President, since 2004; SASC — Senior Vice President, from 2004 to 2006; Vice President, from 1997 to 2004	N/A

Scott G. Wheeler (49) National Life Drive Montpelier, VT 05604	Assistant Vice President and Assistant Treasurer, since 1998	SASI — Vice President, since 2007; Assistant Vice President, from 2006 to 2007; SVPT — Assistant Vice President and Assistant Treasurer, since 2004; SASC — Assistant Vice President, from 1998 to 2006	N/A

Lisa F. Muller (47) National Life Drive Montpelier, VT 05604	Secretary, since 2008

National Life — Counsel, since 2008; SVPT — Secretary, since 2008; State of Vermont, Department of Banking and Insurance — Assistant General Counsel, from 2006 to 2008; Davis, Polk and Wardwell — Associate, from 2005 to 2006 and from 1999 to 2002; U.S. District Court N.D. Illinois — Law Clerk, from 2002 to 2004

N/A

Lindsay E. Staples (32) National Life Drive Montpelier, VT 05604	Assistant Secretary, since 2010 and from 2007 to 2009

National Life — Senior Securities Paralegal, since 2010; SVPT — Assistant Secretary, since 2010 and from 2007 to 2009; National Life — Senior Compliance Associate, from 2009 to 2010; National Life — Securities Paralegal, from 2007 to 2009; Holman Immigration — Paralegal, from 2006 to 2007; Wilmer Cutler Pickering Hale and Dorr — Paralegal, from 2004 to 2006

N/A

D. Russell Morgan (58) National Life Drive Montpelier, VT 05604	Chief Compliance Officer, since 2004; Secretary, from 1988 to 2005

Advisor; National Variable Annuity Account II; National Variable Life Insurance Account — Chief Compliance Officer, since 2004; SVPT — Chief Compliance Officer, since 2004; Secretary, from 2000 to 2005; National Life — Assistant General Counsel, from 2001 to 2005; Equity Services, Inc. — Counsel, from 1986 to 2005; Advisor, SASC, Sentinel Financial Services Company — Counsel, from 1993 to 2005

N/A

* Each Officer is elected by, and serves at the pleasure of, the Board of the Funds.

Investment Advisor

Sentinel Asset Management, Inc.

Principal Underwriter

Sentinel Financial Services Company

Counsel

Sidley Austin LLP

Custodian and Dividend Paying Agent

State Street Bank & Trust Company -

Kansas City

Transfer Agent, Shareholder Servicing Agent and Administrator

Sentinel Administrative Services, Inc.

Portfolio Proxy Voting Guidelines and Voting Record

Sentinel Funds portfolio proxy voting guidelines, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th, are available without charge on-line at www.sentinelinvestments.com and at www.sec.gov, or by calling 1-800-282-FUND (3863).

Availability of Quarterly Schedule of Investments

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for more information.)

Privacy Notice To Our Customers

This notice is for your information and no response is required.

Sentinel Companies Privacy Policy:

Maintaining the privacy of the information you share with us in the process of doing business with the Sentinel Companies* is extremely important to us. When you purchase a product or service from one of the Sentinel Companies, you enter into a relationship that is built upon—and largely dependent upon—mutual trust. We want to assure you that we strive to conduct business in ways that are always worthy of that trust. Maintenance of our privacy practices and policies is a critical component of that resolve and we want you to know that we are committed to maintaining the highest level of confidentiality with all the information we receive from you.

How and Why We Obtain Personal Information:

In the conduct of our business with you, we often need to collect what is known as “nonpublic personal information.” This is information about you that we obtain in connection with providing a financial product or service to you. The Sentinel Companies may collect nonpublic personal information about you from:

• Applications or other forms, with information such as name, address, Social Security number, assets and income, employment status, birth date;

• Your transactions with us, our affiliates, or with others, such as account activity, payment history and products and services purchased;

• Visits to our website, including information from on-line forms and on-line information collecting devices commonly called “cookies”.

We or our representatives may also ask you for additional financial information in order to determine which products and services best meet your financial goals.

How We Protect Information:

We maintain strong safeguards to protect the information you have shared with us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. All employees are required to comply with our established confidentiality procedures and policies.

We consider any nonpublic personal information that is provided to any representative of the Sentinel Companies in the course of a business transaction as being completely confidential.

We may also disclose all of the information described above to our affiliates in order to conduct business, such as providing services, account maintenance or information about other products and services offered by our affiliates. Our affiliates may include insurance companies, broker-dealers, investment advisors, investment companies, registered representatives, trust companies, insurance agents and brokers.

In addition, we may disclose all of the information above to third parties with which we contract for services, as permitted by law. We will contractually require these third parties to protect your information. Examples of these organizations include the following:

• Third parties that administer and support our products and services (such as third party administrators, printing companies, system vendors, consultants);

• Financial service entities (such as broker-dealers, insurance agents and brokers, banks, investment companies, registered representatives, investment advisors or companies that perform marketing services on behalf or our affiliates behalf).

We may disclose all of the information above under certain circumstances to government agencies and law enforcement officials (for examples, to help us prevent fraud or as may be required by law).

Our Commitment to Confidentiality:

We will not sell nonpublic personal information about you, our customers - or our former customers-nor will we disclose it to anyone, unless we have previously informed you in disclosures or agreements, have been authorized by you, or are permitted to do so by law. We restrict access to nonpublic personal information to those employees and associates who need that information in order to provide products or services to you.

If you decide to close your accounts or become an inactive customer, we will continue to adhere to the privacy policies and practices described in this notice.

The Sentinel Companies have a long history of dealing with confidential information in ways that are designed to assure your privacy. We are committed to consistently maintaining the highest standards for protecting the information you share with us, and ensuring the privacy of all our customers.

*This Privacy Notice applies to all of the accounts held or serviced by the following companies:

The Sentinel Funds

Sentinel Financial Services Company

Sentinel Investments is the unifying brand name for Sentinel Financial Services Company, Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc.

Sentinel Funds are distributed by Sentinel Financial Services Company, Member FINRA, One National Life Drive, Montpelier, VT 05604, 800-282-FUND

www.sentinelinvestments.com

65507 MK7782(1011)

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One National Life Drive, Montpelier, VT 05604

A Standard of Stewardship Stewardship is a serious responsibility that can be measured and proven over time.

That’s why we are committed to quality, consistency and sustainable results, counted in years rather than days, weeks or months.

Since its inception on January 12, 1934, Sentinel’s Common Stock Fund has demonstrated a prudent, consistent approach to investing which has become the hallmark of our firm.

Learn more about Sentinel from your financial advisor or contact us:

800.282.FUND

www.sentinelinvestments.com

@sentinelinvest

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

This report is authorized for distribution to prospective investors only when preceded by an effective Prospectus.

Consider a fund’s objectives, risks, charges and expenses carefully before investing. Summary and full prospectuses containing this and other information are available from your financial advisor or www.sentinelinvestments.com. Please read them carefully before you invest.

Sentinel Investments is the unifying brand name for Sentinel Financial Services Company, Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc.

Sentinel Funds are distributed by Sentinel Financial Services Company, Member FINRA, One National Life Drive, Montpelier, VT 05604, 800-282-FUND, www.sentinelinvestments.com

43604 SF0105(0714)

ITEM 2. CODE OF ETHICS

Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to this semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant’s most recently completed second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as an exhibit.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Group Funds, Inc.

By:	/s/ Thomas H. Brownell
Thomas H. Brownell,
President & Chief Executive Officer

Date: July 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas H. Brownell
Thomas H. Brownell,
President & Chief Executive Officer

Date: July 25, 2014

By:	/s/ John Birch
John Birch,
Chief Financial Officer

Date: July 25, 2014